UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Securitized Credit Fund Class A - VCFAX

Voya Securitized Credit Fund Class I - VCFIX

Voya Securitized Credit Fund Class R6 - VCFRX

Voya Securitized Credit Fund Class W - VSCWX

Voya VACS Series EMHCD Fund Portfolio - VVIQX

Voya VACS Series SC Fund Portfolio - VVIRX

Class A: VCFAX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$103	1.00%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Total Return Based on $10,000 Investment

Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
2016	$9,755	$10,000	$10,000	$10,000
2017	$10,334	$10,594	$10,044	$10,022
2018	$10,984	$11,260	$10,165	$10,101
2019	$11,496	$11,786	$10,620	$10,554
2020	$10,371	$10,632	$11,568	$11,281
2021	$11,796	$12,092	$11,650	$11,315
2022	$11,882	$12,181	$11,167	$10,765
2023	$11,484	$11,773	$10,633	$10,256
2024	$12,452	$12,765	$10,814	$10,421
2025	$13,479	$13,818	$11,341	$10,990
2026	$14,188	$14,545	$11,835	$11,622

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.58%	3.23%	3.56%
Class A - Excluding Sales Charge	5.25%	3.76%	3.82%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	1.51%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$945,636,849
  # of Portfolio Holdings607
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$5,002,713

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VCFAX

Voya Securitized Credit Fund

92913M740-AR

Class I: VCFIX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.68%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Total Return Based on $250,000 Investment

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
2016	$250,000	$250,000	$250,000
2017	$265,731	$251,100	$250,550
2018	$283,136	$254,113	$252,529
2019	$296,924	$265,497	$263,843
2020	$268,762	$289,206	$282,021
2021	$306,624	$291,260	$282,867
2022	$310,188	$279,172	$269,120
2023	$300,801	$265,828	$256,391
2024	$327,176	$270,342	$260,518
2025	$355,268	$283,533	$274,745
2026	$375,123	$295,863	$290,540

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.59%	4.12%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	1.51%

Fund Statistics

  Total Net Assets$945,636,849
  # of Portfolio Holdings607
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$5,002,713

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VCFIX

Voya Securitized Credit Fund

92913M732-AR

Class R6: VCFRX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.66%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Total Return Based on $1,000,000 Investment

Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,059,110	$964,357	$991,019
2022	$1,069,246	$924,336	$942,855
2023	$1,036,958	$880,153	$898,258
2024	$1,127,917	$895,097	$912,717
2025	$1,224,782	$938,774	$962,561
2026	$1,293,238	$979,597	$1,017,898

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (7/31/2020)
Class R6	5.59%	4.08%	4.64%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.36%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	0.31%

Fund Statistics

  Total Net Assets$945,636,849
  # of Portfolio Holdings607
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$5,002,713

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VCFRX

Voya Securitized Credit Fund

92913M112-AR

Class W: VSCWX

Voya Securitized Credit Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$77	0.75%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Total Return Based on $10,000 Investment

Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/1/2017	$10,000	$10,000	$10,000
2018	$10,309	$9,910	$9,928
2019	$10,804	$10,354	$10,373
2020	$9,774	$11,279	$11,087
2021	$11,143	$11,359	$11,120
2022	$11,264	$10,887	$10,580
2023	$10,904	$10,367	$10,080
2024	$11,852	$10,543	$10,242
2025	$12,861	$11,058	$10,801
2026	$13,570	$11,538	$11,422

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	5 Years	Since Inception (8/1/2017)
Class W	5.52%	4.02%	3.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.67%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	1.54%

Fund Statistics

  Total Net Assets$945,636,849
  # of Portfolio Holdings607
  Portfolio Turnover Rate27%
  Investment Advisory Fees Paid$5,002,713

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VSCWX

Voya Securitized Credit Fund

92913M310-AR

Portfolio: VVIQX

Voya VACS Series EMHCD Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$11	0.10%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund outperformed the JP Morgan EMBI Global Diversified Index.

↑ Top contributors to performance: Country & security selection were the main drivers of outperformance. Regionally, overweight to Latin America versus underweight in Asia and the Middle East contributed. Top performing country positions included overweight's to Venezuela, Angola, Lebanon, Peru, and Colombia, as well as underweights in China, UAE, Saudi Arabia, Philippines, and Bahrain. From a quality standpoint, the Fund's overweight to BB rated issuers and underweight in single-A and AA rated issuers contributed to outperformance.

↓ Top detractors from performance: Sector allocation detracted driven by the Fund's underweight in sovereigns and overweight to cash. Security selection detracted in Latin America, largely due to a BBB-rated position in a Brazilian oil and gas producer. Other detractions included overweight's to Chile, Cote D'Ivoire, and Mexico, and underweights in Bolivia, Pakistan, and Nigeria.

Total Return Based on $10,000 Investment

Table Summary
	Voya VACS Series EMHCD Fund	Bloomberg Global Aggregate Index	JP Morgan Emerging Markets Bond Index - Global Diversified Index
2/17/2023	$10,000	$10,000	$10,000
2023	$10,098	$10,216	$10,080
2024	$11,408	$10,266	$11,217
2025	$12,268	$10,579	$11,974
2026	$13,589	$11,030	$13,217

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (2/17/2023)
Voya VACS Series EMHCD Fund	10.77%	10.35%
Bloomberg Global Aggregate Index	4.26%	3.20%
JP Morgan Emerging Markets Bond Index - Global Diversified Index	10.38%	9.36%

Fund Statistics

  Total Net Assets$115,416,652
  # of Portfolio Holdings245
  Portfolio Turnover Rate121%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Argentine Republic Government International Bond, 4.125%, 07/09/35	1.3%
Bahrain Government International Bond, 7.375%, 05/14/30	1.3%
Corp Nacional del Cobre de Chile, 6.330%, 01/13/35	1.2%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Mexico Government International Bond, 6.338%, 05/04/53	1.0%
OQ SAOC, 5.125%, 05/06/28	0.9%
Saudi Government International Bond, 3.450%, 02/02/61	0.9%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/27	0.9%
Brazilian Government International Bond, 6.250%, 03/18/31	0.9%
Jordan Government International Bond, 5.850%, 07/07/30	0.9%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	9.8%
Corporate Bonds/Notes	30.6%
Sovereign Bonds	59.6%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective August 26, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective February 17, 2026, the Fund’s classification changed from a non-diversified fund to a diversified fund as a result of being managed as diversified for a period of three years.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Portfolio: VVIQX

Voya VACS Series EMHCD Fund

92919X104-AR

Portfolio: VVIRX

Voya VACS Series SC Fund

Annual Shareholder Report

                   March 31, 2026

This annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$7	0.07%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & duration positioning.  Sector allocation decisions detracted from return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade (IG) tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs). Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest contributor from a sector‑allocation perspective. Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted, reflecting the portfolio’s structural underweight to agency mortgage‑backed securities (MBS) and overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index, benefiting from U.S. Federal Reserve rate cuts, lower interest‑rate volatility, a steeper yield curve, and speculation around renewed quantitative easing. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Total Return Based on $10,000 Investment

Table Summary
	Voya VACS Series SC Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
3/3/2023	$10,000	$10,000	$10,000
2023	$10,035	$10,095	$10,226
2024	$10,959	$10,267	$10,391
2025	$11,941	$10,768	$10,958
2026	$12,684	$11,236	$11,588

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception (3/3/2023)
Voya VACS Series SC Fund	6.22%	8.03%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.43%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	4.91%

Fund Statistics

  Total Net Assets$169,618,571
  # of Portfolio Holdings231
  Portfolio Turnover Rate26%
  Investment Advisory Fees PaidN/A

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	1.7%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.7%
GAM Re-REMIC Trust - Class 1C, 11/29/50	1.2%
RFM Reremic Trust - Class AB60, 2.316%, 11/08/49	1.2%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 9.212%, 01/25/43	1.1%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	1.1%
Zaxby's Funding LLC - Class A2, 3.238%, 07/30/51	1.1%
Sunrun Jupiter Issuer LLC - Class A, 4.750%, 07/30/57	1.0%
Wingstop Funding LLC - Class A2, 5.858%, 12/05/54	1.0%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	22.3%
Collateralized Mortgage Obligations	35.7%
Commercial Mortgage-Backed Securities	36.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Portfolio: VVIRX

Voya VACS Series SC Fund

92919X203-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Sullivan, Ms. Foster and Mr. Wetzel are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal years ended March 31, 2026 and March 31, 2025.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $73,116 for the year ended March 31, 2026 and $90,425 for the year ended March 31, 2025.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended March 31, 2026 and $0 for the year ended March 31, 2025.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $30,690 for the year ended March 31, 2026 and $40,922 for the year ended March 31, 2025. Such services included review of excise distribution calculations (if applicable), international tax compliance services, preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2026 and $0 for the year ended March 31, 2025.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommend a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent withPCAOB Rule 3526, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:   November 13, 2025

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2026 through December 31, 2026

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:        January 1, 2026 to December 31, 2026

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended March 31, 2026 and March 31, 2025; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2026	2025
Voya Separate Portfolios Trust	$30,690	$40,922
Voya Investments, LLC (1)	$11,720,445	$15,080,826

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

March 31, 2026

Voya Securitized Credit Fund

■	Classes A, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Securitized Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Securitized Credit Fund (the “Fund”) (one of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Separate Portfolios Trust) at March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 27, 2026

1

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2026

ASSETS:
Investments in securities at fair value*	$890,036,651
Short-term investments at fair value†	60,108,824
Cash	51,041
Cash collateral for futures contracts	2,977,177
Receivables:
Fund shares sold	266,534
Dividends	28,150
Interest	4,477,079
Variation margin on futures contracts	278,364
Prepaid expenses	36,409
Reimbursement due from Investment Adviser	166,393
Other assets	14,780
Total assets	958,441,402

LIABILITIES:
Income distribution payable	1,330,403
Payable for investment securities purchased	8,909,632
Payable for fund shares redeemed	1,763,999
Payable for investment management fees	481,775
Payable for distribution and shareholder service fees	1,451
Payable to trustees under the deferred compensation plan (Note 6)	14,780
Payable for trustee fees	2,203
Other accrued expenses and liabilities	300,310
Total liabilities	12,804,553
NET ASSETS	$945,636,849

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,014,874,722
Total distributable loss	(69,237,873)
NET ASSETS	$945,636,849

* Cost of investments in securities	$906,679,008
† Cost of short-term investments	$60,114,157

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

Class A
Net assets	$6,859,516
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	715,101
Net asset value and redemption price per share†	$9.59
Maximum offering price per share (2.50%)(1)	$9.84

Class I
Net assets	$924,006,125
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	96,151,163
Net asset value and redemption price per share	$9.61

Class R6
Net assets	$14,608,425
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,520,136
Net asset value and redemption price per share	$9.61

Class W
Net assets	$162,783
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,937
Net asset value and redemption price per share	$9.61

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the year ended March 31, 2026

INVESTMENT INCOME:
Dividends	$261,257
Interest	51,197,724
Other	5,199
Total investment income	51,464,180
EXPENSES:
Investment management fees	5,287,725
Distribution and shareholder service fees:
Class A	16,717
Transfer agent fees:
Class A	7,315
Class I	533,041
Class R6	89
Class W	190
Shareholder reporting expense	59,818
Registration fees	92,707
Professional fees	109,203
Custody and accounting expense	134,982
Trustee fees	22,030
Miscellaneous expense	72,800
Total expenses	6,336,617
Waived and reimbursed fees	(285,012)
Net expenses	6,051,605
Net investment income	45,412,575
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	163,111
Futures	1,385,628
Net realized gain	1,548,739

Net change in unrealized appreciation (depreciation) on:
Investments	4,298,744
Futures	(3,841,598)
Net change in unrealized appreciation (depreciation)	457,146
Net realized and unrealized gain	2,005,885
Increase in net assets resulting from operations	$47,418,460

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2026	March 31, 2025
FROM OPERATIONS:
Net investment income	$45,412,575	$40,243,909
Net realized gain	1,548,739	1,892,267
Net change in unrealized appreciation (depreciation)	457,146	24,983,422
Increase in net assets resulting from operations	47,418,460	67,119,598

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(329,571)	(341,949)
Class I	(44,868,377)	(40,857,461)
Class R6	(984,440)	(155,903)
Class W	(8,935)	(14,656)
Total distributions	(46,191,323)	(41,369,969)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	289,328,016	246,819,137
Reinvestment of distributions	34,908,882	28,575,715
	324,236,898	275,394,852
Cost of shares redeemed	(231,025,127)	(199,521,296)
Net increase in net assets resulting from capital share transactions	93,211,771	75,873,556
Net increase in net assets	94,438,908	101,623,185

NET ASSETS:
Beginning of year or period	851,197,941	749,574,756
End of year or period	$945,636,849	$851,197,941

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
03-31-26	9.57	0.47•		0.02	0.49	0.47	—	—	0.47	—	9.59	5.25	1.01	1.00	1.00	4.83	6,860	27
03-31-25	9.27	0.44•		0.31	0.75	0.45	—	—	0.45	—	9.57	8.25	1.02	1.00	1.00	4.63	7,136	34
03-31-24	8.90	0.37•		0.37	0.74	0.37	—	—	0.37	—	9.27	8.43	1.07	1.00	1.00	4.05	7,381	28
03-31-23	9.51	0.27•		(0.59)	(0.32)	0.29	—	—	0.29	—	8.90	(3.35)	1.07	1.00	1.00	2.98	8,367	21
03-31-22	9.68	0.23•		(0.16)	0.07	0.24	—	—	0.24	—	9.51	0.73	1.07	1.00	1.00	2.37	11,621	57
Class I
03-31-26	9.59	0.50•		0.03	0.53	0.51	—	—	0.51	—	9.61	5.59	0.72	0.68	0.68	5.16	924,006	27
03-31-25	9.29	0.47•		0.31	0.78	0.48	—	—	0.48	—	9.59	8.59	0.70	0.68	0.68	4.95	840,623	34
03-31-24	8.92	0.40•		0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.71	0.68	0.68	4.38	738,913	28
03-31-23	9.53	0.30•		(0.59)	(0.29)	0.32	—	—	0.32	—	8.92	(3.03)	0.72	0.68	0.68	3.29	647,676	21
03-31-22	9.69	0.26•		(0.15)	0.11	0.27	—	—	0.27	—	9.53	1.16	0.69	0.68	0.68	2.64	1,075,715	57
Class R6
03-31-26	9.59	0.50•		0.03	0.53	0.51	—	—	0.51	—	9.61	5.59	0.66	0.66	0.66	5.16	14,608	27
03-31-25	9.29	0.47•		0.31	0.78	0.48	—	—	0.48	—	9.59	8.59	0.65	0.65	0.65	4.98	3,187	34
03-31-24	8.92	0.40•		0.37	0.77	0.40	—	—	0.40	—	9.29	8.77	0.67	0.67	0.67	4.38	2,961	28
03-31-23	9.53	(0.04)	•	(0.25)	(0.29)	0.32	—	—	0.32	—	8.92	(3.02)	1.15	0.68	0.68	(0.53)	5,192	21
03-31-22	9.71	0.25•		(0.15)	0.10	0.28	—	—	0.28	—	9.53	0.96	0.64	0.64	0.64	2.56	3	57
Class W
03-31-26	9.59	0.49•		0.03	0.52	0.50	—	—	0.50	—	9.61	5.52	0.76	0.75	0.75	5.09	163	27
03-31-25	9.29	0.46•		0.31	0.77	0.47	—	—	0.47	—	9.59	8.51	0.77	0.75	0.75	4.87	252	34
03-31-24	8.92	0.39•		0.37	0.76	0.39	—	—	0.39	—	9.29	8.69	0.82	0.75	0.75	4.30	320	28
03-31-23	9.54	0.30•		(0.61)	(0.31)	0.31	—	—	0.31	—	8.92	(3.20)	0.82	0.75	0.75	3.23	378	21
03-31-22	9.70	0.26•		(0.15)	0.11	0.27	—	—	0.27	—	9.54	1.09	0.82	0.75	0.75	2.63	1,043	57

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya Securitized Credit Fund (“Securitized Credit” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market

7

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method. CLO equity investments and ABS residual equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flow, as required by ASC Topic 325-40, Beneficial Interest in Securitized Financial Assets.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

E. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2026, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2026, the Fund had an average notional value of $339,514,572 and $41,043,511 on futures contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open futures contracts at March 31, 2026.

F. Distributions to Shareholders. The Fund records distributions to the shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

Purchases	Sales
$327,813,540	$218,718,788

U.S. government securities not included above were as follows:

Purchases	Sales
$9,170,219	$3,841,567

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

Fee
0.60% on the first $1.5 billion,
0.57% on the next $500 million and
0.55% on assets thereafter

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to the Fund. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A shares of the Fund have a plan (a “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class A. For the year ended March 31, 2026, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:	$137
Contingent Deferred Sales Charges:	$—

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2026, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2026, the Fund did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund's Board members who are not "interested persons," as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Class A	Class I	Class R6	Class W
1.00%	0.68%	0.68%	0.75%

The Investment Adviser may until August 1, 2026 recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of March 31, 2026, the Fund did not have any amounts of fund level reimbursed fees that would be subject to possible recoupment. The amount of class specific fees waived that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2026 are as follows:

	March 31,
	2027	2028	2029	Total
Class A	$5,226	$1,021	$682	$6,929
Class I	178,422	127,369	284,313	590,104
Class W	225	48	17	290

The Expense Limitation Agreement is contractual through August 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund did not utilize the line of credit during the year ended March 31, 2026.

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
3/31/2026	187,247	—	34,117	(251,948)	—	(30,584)	1,793,622	—	328,674	(2,404,850)	—	(282,554)
3/31/2025	64,494	—	36,165	(151,055)	—	(50,396)	609,483	—	341,461	(1,420,355)	—	(469,411)
Class I
3/31/2026	26,864,535	—	3,479,487	(21,873,475)	—	8,470,547	259,383,093	—	33,594,319	(210,512,848)	—	82,464,564
3/31/2025	26,129,441	—	2,965,593	(20,960,976)	—	8,134,058	246,050,363	—	28,076,710	(197,833,932)	—	76,293,141
Class R6
3/31/2026	2,940,985	—	101,770	(1,854,907)	—	1,187,848	28,145,225	—	984,440	(18,011,101)	—	11,118,564
3/31/2025	2,665	—	16,473	(5,560)	—	13,578	25,001	—	155,903	(52,704)	—	128,200
Class W
3/31/2026	631	—	150	(10,113)	—	(9,332)	6,076	—	1,449	(96,328)	—	(88,803)
3/31/2025	14,437	—	174	(22,795)	—	(8,184)	134,290	—	1,641	(214,305)	—	(78,374)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The Fund did not engage in securities lending during the year ended March 31, 2026.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of ABS Residual securities, futures contracts and paydowns.

The following permanent tax differences have been reclassified as of March 31, 2026:

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Paid-in	Distributable
Capital	Earnings
$(39,538)	$39,538

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2026	March 31, 2025
Ordinary	Ordinary
Income	Income
$46,191,323	$41,369,969

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2026, were:

Unrealized				Total
Appreciation/	Capital Loss Carryforwards			Distributable
(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$(16,647,690)	$(14,809,995)	Short-term	$(1,330,405)	$(69,237,873)
	(36,449,783)	Long-term
$(51,259,778)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2026, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENT

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2026, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0374	April 30, 2026	Daily
Class I	$0.0401	April 30, 2026	Daily
Class R6	$0.0401	April 30, 2026	Daily
Class W	$0.0395	April 30, 2026	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.7%
979,556 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.610%, 01/25/2045	$788,620	0.1
272,425 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.439%, 04/25/2045	220,781	0.0
509,569 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.465%, 06/25/2045	412,807	0.0
336,430 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.609%, 12/25/2045	284,893	0.0
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.609%, 12/25/2045	496,871	0.1
582,575 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.757%, 03/25/2046	552,499	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.757%, 03/25/2046	762,974	0.1
2,096,556 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	1,983,837	0.2
1,048,278 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,011,715	0.1
185,101 (1)	Alternative Loan Trust 2004-32CB 2A2, 4.193%, (TSFR1M + 0.514%), 02/25/2035	174,270	0.0
248,906 (1)	Alternative Loan Trust 2004-J7 M1, 4.813%, (TSFR1M + 1.134%), 10/25/2034	247,993	0.0
198,711 (1)	Alternative Loan Trust 2005-31 1A1, 4.353%, (TSFR1M + 0.674%), 08/25/2035	193,652	0.0
170,889	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	108,081	0.0
293,476 (1)	Alternative Loan Trust 2005-J2 1A12, 4.193%, (TSFR1M + 0.514%), 04/25/2035	229,802	0.0
240,350 (1)	Alternative Loan Trust 2006-19CB A12, 4.193%, (TSFR1M + 0.514%), 08/25/2036	99,299	0.0
566,868	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	214,139	0.0
354,160 (1)	Alternative Loan Trust 2007-18CB 1A7, 4.263%, (TSFR1M + 0.584%), 08/25/2037	97,115	0.0
670,051 (1)	Alternative Loan Trust 2007-OA4 A1, 4.133%, (TSFR1M + 0.454%), 05/25/2047	615,806	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
359,325 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	$345,988	0.0
1,255,810 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.480%, 11/25/2051	1,078,015	0.1
1,320,861 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.395%, 12/25/2051	1,109,283	0.1
1,612,184 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.381%, 10/25/2051	1,365,297	0.2
45,033 (1)	Bear Stearns ALT-A Trust 2005-10 21A1, 4.085%, 01/25/2036	43,783	0.0
58,881 (1)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.158%, 05/25/2035	56,962	0.0
156,273 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 5.504%, 09/25/2035	121,277	0.0
692,169 (1)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.055%, 11/25/2035	357,966	0.0
1,000,000 (1)(2)	Bellemeade Re Ltd. 2025-1 M1B, 6.162%, (SOFR30A + 2.500%), 10/25/2035	1,005,388	0.1
1,000,000 (1)(2)	Bellemeade Re Ltd. 2025-1 M1C, 6.912%, (SOFR30A + 3.250%), 10/25/2035	1,010,335	0.1
3,471,000 (1)(2)	BOFAS Re-REMIC Trust 2026-FRR8 D746, 1.415%, 04/27/2054	2,960,167	0.3
845,944 (2)	Brean Asset Backed Securities Trust 2024-RM9 A1, 5.000%, 09/25/2064	837,747	0.1
979,573 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.033%, 08/25/2055	1,022,868	0.1
1,963,857 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-11 B3, 6.564%, 11/25/2055	2,007,890	0.2
1,935,009 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.119%, 03/25/2055	1,928,344	0.2
4,404,255 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.054%, 05/25/2055	4,644,965	0.5

See Accompanying Notes to Financial Statements

17

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,489,505 (1)(2)	Chase Home Lending Mortgage Trust Series 2025-12 B3, 6.586%, 09/25/2056	$2,548,595	0.3
73,351 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.204%, 09/25/2036	65,242	0.0
13,596 (1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 6.447%, 02/25/2037	13,621	0.0
401,173	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	191,534	0.0
330,370	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	145,903	0.0
294,818 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	279,112	0.0
22,386 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	21,429	0.0
179,562 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	163,440	0.0
737,757 (1)(2)	CIM Trust 2019-J1 B3, 3.936%, 08/25/2049	684,909	0.1
1,000,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	934,031	0.1
854,728 (1)(2)	CIM Trust 2020-J1 B3, 3.435%, 10/25/2049	746,857	0.1
847,057 (1)(2)	CIM Trust 2020-J2 B2, 2.753%, 01/25/2051	696,809	0.1
1,122,593 (1)(2)	CIM Trust 2020-J2 B3, 2.753%, 01/25/2051	914,779	0.1
182,503 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.372%, 03/25/2036	135,315	0.0
147,841 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.451%, 09/25/2037	140,544	0.0
422,114 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 4.863%, 08/25/2036	398,712	0.0
941,443 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.860%, 09/25/2051	778,255	0.1
1,951,608 (2)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.645%, 07/25/2054	2,007,936	0.2
158,038	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	160,811	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
102,739	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	$94,282	0.0
550,553 (1)(2)	Connecticut Avenue Securities Trust 2019-R05 1B1, 7.876%, (SOFR30A + 4.214%), 07/25/2039	555,126	0.1
2,026,670 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.426%, (SOFR30A + 3.764%), 02/25/2040	2,073,157	0.2
2,445,981 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 6.812%, (SOFR30A + 3.150%), 12/25/2041	2,469,338	0.3
1,048,278 (1)(2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 8.162%, (SOFR30A + 4.500%), 01/25/2042	1,075,752	0.1
53,577 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.392%, 05/25/2043	52,779	0.0
122,585 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.622%, 10/25/2043	119,535	0.0
171,652 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.606%, 11/25/2043	166,355	0.0
102,734 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.822%, 04/25/2044	100,986	0.0
174,299 (1)(2)	CSMC Trust 2014-IVR3 B3, 3.999%, 07/25/2044	170,075	0.0
301,696 (1)(2)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	291,716	0.0
1,000,000 (1)(2)	CSMC Trust 2021-AFC1 M1, 2.193%, 03/25/2056	638,182	0.1
1,397,704 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,114,234	0.1
230,685 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.170%, 06/27/2037	205,830	0.0
6,000,000 (2)	DLIC Re-REMIC Trust 2025-FRR1 BC20, 1.403%, 09/27/2053	4,686,542	0.5
2,910,034 (2)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	2,844,900	0.3
2,000,000 (1)(2)	EFMT 2025-RM4 A1, 4.750%, 11/25/2055	1,913,944	0.2
1,397,704 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 6.776%, (SOFR30A + 3.114%), 01/25/2040	1,415,932	0.2

See Accompanying Notes to Financial Statements

18

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 6.762%, (SOFR30A + 3.100%), 10/25/2041	$2,019,560	0.2
698,852 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 6.962%, (SOFR30A + 3.300%), 11/25/2041	708,946	0.1
3,900,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 10.662%, (SOFR30A + 7.000%), 04/25/2042	4,112,902	0.4
700,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R09 2B1, 10.412%, (SOFR30A + 6.750%), 09/25/2042	751,574	0.1
4,088,283 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.212%, (SOFR30A + 5.550%), 01/25/2043	4,347,560	0.5
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 8.412%, (SOFR30A + 4.750%), 06/25/2043	1,589,975	0.2
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 6.912%, (SOFR30A + 3.250%), 09/25/2043	1,028,526	0.1
1,600,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B1, 6.362%, (SOFR30A + 2.700%), 01/25/2044	1,629,592	0.2
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1B2, 7.662%, (SOFR30A + 4.000%), 01/25/2044	528,308	0.1
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R01 1M2, 5.462%, (SOFR30A + 1.800%), 01/25/2044	1,009,017	0.1
850,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R02 1B2, 7.362%, (SOFR30A + 3.700%), 02/25/2044	888,653	0.1
4,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 6.462%, (SOFR30A + 2.800%), 03/25/2044	4,130,982	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 5.862%, (SOFR30A + 2.200%), 05/25/2044	$2,023,683	0.2
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.312%, (SOFR30A + 1.650%), 05/25/2044	1,499,968	0.2
4,550,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R05 2B1, 5.662%, (SOFR30A + 2.000%), 07/25/2044	4,562,709	0.5
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.612%, (SOFR30A + 1.950%), 02/25/2045	2,004,303	0.2
353,217 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	342,326	0.0
775,243 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.004%, 04/25/2048	715,344	0.1
839,101 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.124%, 07/25/2048	772,842	0.1
760,699 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.903%, 10/25/2048	745,345	0.1
210,463 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	189,784	0.0
843,226 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.004%, 12/25/2049	774,279	0.1
3,016,770 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.177%, 03/25/2050	2,774,966	0.3
1,503,574 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.177%, 03/25/2050	1,373,055	0.2
1,622,441 (1)(2)	Flagstar Mortgage Trust 2021-11IN A18, 2.500%, 11/25/2051	1,341,714	0.1
191,857 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 5.312%, (SOFR30A + 1.650%), 01/25/2034	191,893	0.0
1,825,522 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.062%, (SOFR30A + 3.400%), 10/25/2041	1,845,804	0.2

See Accompanying Notes to Financial Statements

19

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.312%, (SOFR30A + 3.650%), 11/25/2041	$2,129,995	0.2
3,494,259 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 7.412%, (SOFR30A + 3.750%), 12/25/2041	3,551,104	0.4
6,988,518 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.062%, (SOFR30A + 3.400%), 01/25/2042	7,118,395	0.8
6,604,150 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 8.412%, (SOFR30A + 4.750%), 02/25/2042	6,763,293	0.7
2,096,556 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 8.912%, (SOFR30A + 5.250%), 05/25/2042	2,189,528	0.2
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 7.012%, (SOFR30A + 3.350%), 11/25/2043	2,609,569	0.3
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 5.462%, (SOFR30A + 1.800%), 08/25/2044	1,003,144	0.1
2,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.312%, (SOFR30A + 1.650%), 02/25/2045	2,004,387	0.2
4,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2026-DNA2 B1, 5.772%, (SOFR30A + 2.100%), 03/25/2046	4,510,905	0.5
2,400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2026-DNA2 M2, 5.272%, (SOFR30A + 1.600%), 03/25/2046	2,404,877	0.3
209,935 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	204,145	0.0
19,321 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	18,799	0.0
823,937 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	800,275	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,094,649 (1)(2)	GCAT Trust 2022-INV3 B1, 4.597%, 08/25/2052	$1,027,902	0.1
2,347,504 (1)(2)	GCAT Trust 2024-INV2 B3, 7.243%, 06/25/2054	2,503,210	0.3
1,727,523 (1)(2)	GCAT Trust 2024-INV4 B4, 7.022%, 12/25/2054	1,756,683	0.2
995,412 (1)(2)	GCAT Trust 2025-INV4 B3, 7.265%, 08/25/2055	1,067,095	0.1
2,618,353 (1)(2)	GCAT Trust 2025-INV5 B3, 6.608%, 12/25/2055	2,688,060	0.3
120,149 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	108,795	0.0
204,254 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	183,869	0.0
480,621 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	433,917	0.1
1,336,309 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.602%, 05/25/2050	1,180,672	0.1
802,846 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.009%, 08/25/2049	721,118	0.1
48,418 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	45,594	0.0
817,389 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.355%, 11/25/2049	761,351	0.1
33,718 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	31,787	0.0
785,624 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.965%, 03/25/2050	732,953	0.1
2,080,365 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.965%, 03/25/2050	1,940,889	0.2
1,782,405 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.965%, 03/25/2050	1,654,714	0.2
1,129,671 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.647%, 08/25/2051	908,638	0.1

See Accompanying Notes to Financial Statements

20

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
893,956 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.374%, 04/25/2052	$753,489	0.1
896,238 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.374%, 04/25/2052	748,580	0.1
2,733,544 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.979%, 10/25/2052	2,292,703	0.2
3,474,947 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ5 B2, 6.680%, 02/25/2054	3,594,970	0.4
2,127,412 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 6.926%, 06/25/2054	2,237,721	0.2
1,924,648 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ2 B3, 5.918%, 07/25/2054	1,895,164	0.2
1,465,094 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ4 B2, 5.774%, 08/25/2054	1,463,157	0.2
1,923,958 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ4 B3, 5.774%, 08/25/2054	1,897,709	0.2
2,730,901 (2)	GS Mortgage-Backed Securities Trust 2024-PJ9 B3, 6.276%, 02/25/2055	2,577,607	0.3
2,292,000 (1)(2)	GS Mortgage-Backed Securities Trust 2025-PJ1 B3, 6.155%, 06/25/2055	2,086,247	0.2
1,228,000 (1)(2)	GS Mortgage-Backed Securities Trust 2026-PJ3 B3, 5.868%, 08/25/2056	1,188,820	0.1
87,723 (1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.627%, 10/25/2035	43,052	0.0
125,561 (1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 4.478%, 01/25/2036	119,200	0.0
482,841 (1)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.171%, (TSFR1M + 0.494%), 09/19/2037	427,557	0.1
2,000,000 (1)(2)	Home Re Ltd. 2026-1 M1C, 6.262%, (SOFR30A + 2.600%), 01/25/2036	2,005,939	0.2
1,797,182 (2)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	1,791,424	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,564,383 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.321%, 12/25/2051	$1,336,410	0.1
1,048,278 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	831,520	0.1
1,366,649 (1)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.213%, (TSFR1M + 0.534%), 02/25/2046	1,061,447	0.1
21,523 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 3.994%, 08/25/2049	20,319	0.0
14,797 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.994%, 08/25/2049	13,969	0.0
808,198 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.443%, 08/25/2049	765,528	0.1
808,198 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.443%, 08/25/2049	763,493	0.1
420,741 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.600%, 06/25/2049	403,076	0.0
941,315 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.146%, 05/25/2052	777,231	0.1
1,077,781 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.083%, 07/25/2052	879,225	0.1
2,546,927 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.283%, 11/25/2052	2,121,320	0.2
1,738,405 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.559%, 07/25/2053	1,658,024	0.2
3,048,702 (1)(2)	J.P. Morgan Mortgage Trust 2024-1 B3, 6.230%, 06/25/2054	3,022,485	0.3
406,342	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	165,594	0.0
67,436 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.494%, 05/25/2037	56,590	0.0
911,934	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	313,375	0.0
597,465 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.685%, 01/25/2044	508,211	0.1
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.526%, 10/25/2029	735,745	0.1
1,264,067 (1)(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.507%, 06/25/2045	910,248	0.1

See Accompanying Notes to Financial Statements

21

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.771%, 05/25/2046	$753,382	0.1
1,839,354 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	1,647,654	0.2
642,021 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.798%, 08/25/2047	595,572	0.1
765,789 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	708,483	0.1
797,153 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	723,531	0.1
1,172,746 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.698%, 09/25/2048	1,077,197	0.1
831,721 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.711%, 10/25/2048	763,859	0.1
1,215,340 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.711%, 10/25/2048	1,116,167	0.1
207,075 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	188,950	0.0
1,122,219 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.042%, 01/25/2049	1,037,416	0.1
802,902 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.042%, 01/25/2049	740,191	0.1
794,280 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.235%, 02/25/2049	748,249	0.1
66,290 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	62,024	0.0
1,162,458 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.444%, 11/25/2049	1,102,423	0.1
810,222 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.240%, 12/25/2049	762,011	0.1
1,132,451 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.240%, 12/25/2049	1,062,215	0.1
293,914 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.472%, 02/25/2050	265,505	0.0
1,710,213 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.218%, 02/25/2050	1,521,544	0.2
249,216 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	225,828	0.0
1,707,517 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.385%, 03/25/2050	1,525,953	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,837,343 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 5.095%, 10/25/2049	$1,816,075	0.2
284,276 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	258,036	0.0
123,186 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	112,134	0.0
2,079,430 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.339%, 05/25/2050	1,928,867	0.2
894,580 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.672%, 12/25/2049	864,932	0.1
894,580 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.672%, 12/25/2049	862,794	0.1
831,766 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.360%, 03/25/2050	780,269	0.1
1,453,203 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.360%, 03/25/2050	1,355,219	0.1
1,502,063 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.568%, 12/25/2050	1,326,444	0.1
882,495 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.487%, 03/25/2051	779,746	0.1
5,622 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	5,598	0.0
999,565 (1)(2)	JP Morgan Mortgage Trust 2021-10 B2, 2.799%, 12/25/2051	818,415	0.1
4,399,782 (1)(2)	JP Morgan Mortgage Trust 2021-6 B3, 2.830%, 10/25/2051	3,555,040	0.4
697,712 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	577,406	0.1
1,289,374 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	1,299,591	0.1
979,425 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 B3, 6.512%, 04/25/2055	969,730	0.1
3,649,000 (1)(2)	JP Morgan Mortgage Trust 2025-5MPR M1, 6.941%, 11/25/2055	3,722,619	0.4
1,668,928 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 B3, 6.083%, 06/25/2055	1,622,653	0.2
3,715,252 (1)(2)	JP Morgan Mortgage Trust 2026-2 A9B, 5.000%, 07/25/2056	3,623,156	0.4
237,849 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 A9, 6.500%, 10/25/2054	241,614	0.0

See Accompanying Notes to Financial Statements

22

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,947,110 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.049%, 10/25/2054 $	$2,061,256	0.2
3,894,220 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.049%, 10/25/2054	4,051,971	0.4
1,464,835 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.889%, 12/25/2054	1,527,813	0.2
2,240,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	2,269,321	0.2
413,903 (1)(2)	JP Morgan Trust 2015-1 B3, 5.013%, 12/25/2044	406,857	0.0
289,425 (1)(2)	JP Morgan Trust 2015-3 B3, 3.566%, 05/25/2045	272,163	0.0
866,534 (1)(2)	JP Morgan Trust 2015-3 B4, 3.566%, 05/25/2045	670,996	0.1
1,225,339 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.312%, 10/25/2048	1,166,219	0.1
883,487 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.899%, 07/01/2051	723,398	0.1
132,233 (1)(2)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	127,562	0.0
2,438,294 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,982,631	0.2
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	881,004	0.1
1,257,933 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.680%, 09/25/2057	1,165,033	0.1
106,344	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	57,280	0.0
3,900,647 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B2, 7.100%, 03/25/2054	4,033,790	0.4
3,672,459 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.100%, 03/25/2054	3,763,397	0.4
978,504 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 6.943%, 09/25/2054	1,011,616	0.1
772,553 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	755,303	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,655,637 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.012%, (SOFR30A + 3.350%), 04/25/2034	$2,682,543	0.3
87,696 (1)(2)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	82,809	0.0
94,874 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	88,623	0.0
195,015 (1)(2)	OBX Trust 2020-EXP3 1A9, 3.000%, 01/25/2060	171,118	0.0
246,246 (1)(2)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	221,844	0.0
830,353 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	681,522	0.1
2,400,412 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.967%, 10/25/2051	1,996,143	0.2
2,430,631 (1)(2)	PMT Loan Trust 2025-INV12 A29, 5.500%, 12/25/2056	2,412,800	0.3
2,507,873 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	2,435,918	0.3
3,730,228 (1)(2)	Provident Funding Mortgage Trust 2025-6 B3, 5.868%, 12/25/2055	3,644,201	0.4
177,437 (1)(2)	PSMC Trust 2019-3 A12, 3.500%, 11/25/2049	164,085	0.0
600,000 (1)(2)	Radnor Re Ltd. 2024-1 B1, 8.812%, (SOFR30A + 5.150%), 09/25/2034	623,959	0.1
77,379 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	70,298	0.0
778,720 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.898%, 09/25/2049	718,561	0.1
795,917 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.898%, 09/25/2049	731,812	0.1
1,194,170 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.470%, 02/25/2050	1,079,827	0.1
3,236,573 (1)(2)	Redwood Funding Trust 2025-2 A, 7.112%, 10/25/2055	3,254,736	0.4
2,225,196 (2)	Redwood Funding Trust 2025-3 A, 6.231%, 12/27/2056	2,246,338	0.2
184,584 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	178,118	0.0
272,951 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.726%, 07/25/2045	220,301	0.0

See Accompanying Notes to Financial Statements

23

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
952,291 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.547%, 02/25/2047	$899,205	0.1
596,802 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.486%, 08/25/2047	578,209	0.1
254,232 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	230,718	0.0
394,213 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.707%, 12/25/2049	362,909	0.0
394,213 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.707%, 12/25/2049	361,263	0.0
448,745 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.912%, 03/25/2049	440,132	0.1
971,525 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.796%, 08/25/2049	959,332	0.1
460,625 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	433,654	0.1
1,764,099 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.499%, 09/25/2049	1,690,999	0.2
1,038,826 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.499%, 09/25/2049	1,005,288	0.1
845,589 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.626%, 03/25/2050	757,248	0.1
1,476,428 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.626%, 03/25/2050	1,317,981	0.1
1,199,703 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.303%, 04/25/2050	1,047,216	0.1
1,564,329 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.862%, 11/25/2051	1,312,731	0.1
1,392,934 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.101%, 01/25/2053	1,320,805	0.1
985,625 (1)(2)	Sequoia Mortgage Trust 2023-3 B3, 6.080%, 09/25/2053	976,658	0.1
485,581 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 5.983%, 03/25/2054	488,980	0.1
1,419,396 (1)(2)	Sequoia Mortgage Trust 2024-6 B4, 6.546%, 07/27/2054	1,375,534	0.2
362,482 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	359,985	0.0
1,361,300 (2)	Sequoia Mortgage Trust 2025-1 A19, 6.000%, 01/25/2055	1,370,829	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,940,186 (1)(2)	Sequoia Mortgage Trust 2025-13 A19, 5.500%, 12/25/2055	$1,925,120	0.2
617,553 (1)(2)	Sequoia Mortgage Trust 2025-2 A19, 6.000%, 03/25/2055	619,236	0.1
3,155,166 (1)(2)	Sequoia Mortgage Trust 2025-7 B3, 6.221%, 08/25/2055	3,150,964	0.3
2,266,000 (1)(2)	Sequoia Mortgage Trust 2025-8 B4, 6.235%, 09/25/2055	1,917,202	0.2
1,982,009 (1)(2)	Sequoia Mortgage Trust 2026-3 A19, 5.000%, 03/25/2056	1,937,646	0.2
704,581 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.615%, 10/25/2047	654,087	0.1
4,000,000 (1)(2)	Splitero Trust 2025-1 A1, 5.750%, 12/25/2055	3,932,718	0.4
391,577 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	367,500	0.0
2,096,556 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	1,898,927	0.2
1,397,704 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,336,369	0.1
30,633 (1)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 5.238%, 03/25/2035	28,021	0.0
2,450,435 (1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	519,012	0.1
762,640 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.831%, 11/25/2057	760,735	0.1
950,190 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.213%, 12/25/2051	782,706	0.1
3,107,217 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.224%, 01/25/2052	2,610,360	0.3
314,217 (1)(2)	Verus Securitization Trust 2021-6 A1, 1.630%, 10/25/2066	275,055	0.0
42,037 (1)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 6.710%, 10/20/2035	41,371	0.0
54,536 (1)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A2, 6.710%, 10/20/2035	53,671	0.0

See Accompanying Notes to Financial Statements

24

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
202,601 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.108%, 12/25/2036	$187,357	0.0
186,373 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 5.239%, 07/25/2034	177,701	0.0
198,624 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 5.373%, 06/25/2034	195,012	0.0
139,039 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 4.773%, (TSFR1M + 1.094%), 10/25/2045	134,763	0.0
121,494 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR16 1A1, 4.431%, 12/25/2035	112,530	0.0
163,034 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 3.988%, 11/25/2036	148,470	0.0
501,770 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 1A1, 4.260%, 12/25/2036	464,679	0.1
218,168 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 2A3, 4.118%, 12/25/2036	195,228	0.0
152,382 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2007-HY1 2A3, 4.205%, 02/25/2037	142,620	0.0
285,761 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2007-HY1 3A2, 3.996%, 02/25/2037	248,943	0.0
245,320	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	235,356	0.0
81,307	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-7 1A4, 5.500%, 09/25/2035	72,616	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
286,877	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	$249,541	0.0
399,605 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 4.253%, (TSFR1M + 0.574%), 01/25/2047	367,317	0.0
64,183	Wells Fargo Alternative Loan Trust 2007-PA3 3A1, 6.250%, 07/25/2037	56,729	0.0
31,608 (1)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 5.715%, 04/25/2036	31,511	0.0
213,024 (1)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.024%, 12/28/2037	194,166	0.0
136,499 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-3 A17, 3.500%, 07/25/2049	124,232	0.0
1,264,712 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.362%, 12/25/2049	1,114,460	0.1
914,503 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.140%, 07/25/2050	825,980	0.1
1,114,438 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.700%, 12/25/2050	847,094	0.1

	Total Collateralized Mortgage Obligations
	(Cost $350,971,480)	337,842,689	35.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 33.5%
4,000,000 (1)(2)	Acrec 2025 Fl 3 LLC 2025-FL3 B, 5.621%, (TSFR1M + 1.941%), 08/18/2042	4,013,607	0.4
1,000,000 (1)(2)	ACREC LLC 2026-FL4 A, 5.130%, (TSFR1M + 1.450%), 01/18/2043	1,001,896	0.1
1,000,000 (1)(2)	ACRES Commercial Realty Issuer LLC 2026-FL4 A, 5.110%, (TSFR1M + 1.450%), 08/18/2044	1,001,685	0.1
1,803,038 (2)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	1,447,579	0.2

See Accompanying Notes to Financial Statements

25

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,947,814 (2)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	$3,051,670	0.3
2,000,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 B, 5.670%, (TSFR1M + 2.000%), 09/20/2043	2,001,874	0.2
2,750,000 (1)(2)	AREIT Ltd. 2025-CRE10 C, 5.770%, (TSFR1M + 2.092%), 01/17/2030	2,750,553	0.3
2,000,000 (2)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2039	2,048,902	0.2
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 5.620%, (TSFR1M + 1.947%), 12/15/2036	486,625	0.1
1,750,000 (1)(2)	BAMLL Trust 2025-ASHF C, 6.673%, (TSFR1M + 3.000%), 02/15/2042	1,748,652	0.2
1,500,000	BANK 2017-BNK4 B, 3.999%, 05/15/2050	1,431,501	0.2
2,000,000	BANK 2017-BNK7 B, 3.949%, 09/15/2060	1,858,437	0.2
2,500,000 (1)	BANK 2020-BN26 C, 3.414%, 03/15/2063	2,103,102	0.2
36,608,748 (1)(3)	BANK 2020-BN27 XA, 1.154%, 04/15/2063	1,291,311	0.1
11,778,029 (1)(3)	BANK 2020-BN30 XA, 1.248%, 12/15/2053	524,848	0.1
2,000,000 (1)	BANK 2022-BNK43 B, 5.151%, 08/15/2055	1,930,807	0.2
2,300,000 (2)	BANK5 2024-5YR12 D, 4.000%, 12/15/2057	2,022,340	0.2
1,500,000 (2)	BANK5 2026-5YR20 D, 4.500%, 02/15/2059	1,283,482	0.1
2,000,000 (1)	BANK5 2026-5YR21 B, 6.160%, 04/15/2059	2,065,012	0.2
29,543,881 (1)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.514%, 08/15/2052	1,134,475	0.1
3,000,000 (2)	BBCMS Mortgage Trust 2024-5C27 D, 4.000%, 07/15/2057	2,725,636	0.3
2,000,000 (2)	BBCMS Mortgage Trust 2024-5C29 D, 4.000%, 09/15/2057	1,764,071	0.2
2,500,000 (2)	BBCMS Mortgage Trust 2024-5C31 D, 4.250%, 12/15/2057	2,209,143	0.2
1,000,000 (1)	BBCMS Mortgage Trust 2025-5C34 C, 6.806%, 05/15/2058	1,041,811	0.1
2,500,000 (1)	BBCMS Mortgage Trust 2025-5C37 C, 6.002%, 09/15/2058	2,518,624	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
19,964,623 (1)(3)	BBCMS Mortgage Trust 2025-C32 XA, 1.128%, 02/15/2062	$1,604,691	0.2
3,500,000 (2)	BBCMS Mortgage Trust 2026-5C40 D, 4.250%, 02/15/2059	2,944,841	0.3
5,902,041 (1)(3)	BBCMS Trust 2021-C10 XA, 1.194%, 07/15/2054	274,950	0.0
1,500,000 (1)(2)	BDS LLC 2025-FL15 C, 5.827%, (TSFR1M + 2.150%), 03/19/2043	1,505,096	0.2
45,352,155 (1)(3)	Benchmark Mortgage Trust 2018-B7 XA, 0.392%, 05/15/2053	340,241	0.0
11,528,837 (1)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.208%, 03/15/2062	352,367	0.0
1,765,000	Benchmark Mortgage Trust 2019-B11 AS, 3.784%, 05/15/2052	1,614,319	0.2
1,350,000 (2)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	925,241	0.1
10,152,911 (1)(3)	Benchmark Mortgage Trust 2020-B17 XA, 1.393%, 03/15/2053	424,694	0.0
6,274,396 (1)(3)	Benchmark Mortgage Trust 2020-B20 XA, 1.521%, 10/15/2053	292,941	0.0
10,935,352 (1)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.489%, 01/15/2054	628,534	0.1
23,179,126 (1)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.063%, 04/15/2054	947,184	0.1
4,698,603 (1)(3)	Benchmark Mortgage Trust 2021-B28 XA, 1.236%, 08/15/2054	219,497	0.0
3,000,000 (2)	Benchmark Mortgage Trust 2025-V16 D, 4.500%, 08/15/2058	2,581,632	0.3
3,500,000 (1)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	3,512,586	0.4
2,500,000 (1)	Benchmark Mortgage Trust 2025-V19 C, 5.751%, 01/15/2058	2,486,308	0.3
3,500,000 (2)	Benchmark Mortgage Trust 2026-V20 D, 4.500%, 02/15/2059	2,969,652	0.3
2,000,000	Benchmark Mortgage Trust 2026-V21 C, 6.006%, 03/15/2031	1,978,976	0.2
1,000,000 (1)(2)	BHMS Commercial Mortgage Trust 2025-ATLS B, 6.223%, (TSFR1M + 2.550%), 08/15/2042	1,002,486	0.1

See Accompanying Notes to Financial Statements

26

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,598,445 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	$4,076,143	0.4
5,887,827 (2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.344%, 05/25/2052	5,144,640	0.5
2,000,000 (2)	BMO Mortgage Trust 2024-5C6 D, 4.500%, 09/15/2057	1,783,652	0.2
1,000,000 (1)	BMO Mortgage Trust 2025-5C10 C, 6.485%, 05/15/2058	1,015,536	0.1
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2025-BOCA A, 5.273%, (TSFR1M + 1.600%), 12/15/2042	1,002,268	0.1
1,250,000 (1)(2)	Brspl3 Ltd. 2026-FL3 B, 5.627%, (TSFR1M + 1.950%), 08/19/2043	1,252,224	0.1
2,163,462 (1)(2)	BX 2024-PALM B, 5.464%, (TSFR1M + 1.791%), 06/15/2037	2,163,647	0.2
1,679,341 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 5.619%, (TSFR1M + 1.946%), 04/15/2034	1,663,098	0.2
1,400,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 5.958%, (TSFR1M + 2.285%), 10/15/2036	1,399,990	0.1
1,918,360 (1)(2)	BX Commercial Mortgage Trust 2024-AIR2 D, 6.463%, (TSFR1M + 2.790%), 10/15/2041	1,922,469	0.2
987,006 (1)(2)	BX Commercial Mortgage Trust 2024-KING D, 6.162%, (TSFR1M + 2.490%), 05/15/2034	988,710	0.1
3,158,420 (1)(2)	BX Commercial Mortgage Trust 2024-KING E, 7.360%, (TSFR1M + 3.688%), 05/15/2034	3,166,177	0.3
885,455 (1)(2)	BX Commercial Mortgage Trust 2024-MF D, 6.362%, (TSFR1M + 2.690%), 02/15/2039	887,173	0.1
1,198,775 (1)(2)	BX Commercial Mortgage Trust 2024-XL4 D, 6.812%, (TSFR1M + 3.140%), 02/15/2039	1,204,802	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,395,712 (1)(2)	BX Commercial Mortgage Trust 2025-BCAT C, 5.573%, (TSFR1M + 1.900%), 08/15/2042	$2,397,157	0.3
2,350,000 (1)(2)	BX Commercial Mortgage Trust 2026-ALOHA E, 6.650%, (TSFR1M + 2.950%), 04/15/2043	2,352,937	0.3
3,600,000 (1)(2)	BX Commercial Mortgage Trust 2026-CSMO C, 5.673%, (TSFR1M + 2.000%), 02/15/2043	3,610,910	0.4
1,000,000 (1)(2)	BX Trust 2021-LGCY E, 5.487%, (TSFR1M + 1.814%), 10/15/2036	999,325	0.1
2,231,783 (1)(2)	BX Trust 2021-SDMF E, 5.374%, (TSFR1M + 1.701%), 09/15/2034	2,229,487	0.2
2,000,000 (1)(2)	BX Trust 2022-LBA6 E, 6.373%, (TSFR1M + 2.700%), 01/15/2039	2,002,131	0.2
380,513 (1)(2)	BX Trust 2022-VAMF F, 6.972%, (TSFR1M + 3.299%), 01/15/2039	379,482	0.0
3,000,000 (1)(2)	BX Trust 2025-ARIA C, 5.517%, 12/13/2042	2,994,227	0.3
2,000,000 (1)(2)	BX Trust 2025-DELC A, 5.223%, (TSFR1M + 1.550%), 12/15/2042	2,004,861	0.2
2,101,302 (1)(2)	BX Trust 2025-LUNR D, 6.173%, (TSFR1M + 2.500%), 06/15/2040	2,104,760	0.2
1,634,826 (1)(2)	BX Trust 2025-ROIC E, 6.614%, (TSFR1M + 2.941%), 03/15/2030	1,631,965	0.2
2,500,000 (1)(2)	BX Trust 2025-TAIL D, 6.123%, (TSFR1M + 2.450%), 06/15/2035	2,505,537	0.3
2,750,000 (1)(2)	BX Trust 2025-VLT6 E, 6.863%, (TSFR1M + 3.191%), 03/15/2042	2,732,904	0.3
2,750,000 (1)(2)	BX Trust 2025-VOLT D, 6.423%, (TSFR1M + 2.750%), 12/15/2044	2,738,062	0.3
3,000,000 (1)(2)	BX Trust 2026-CART D, 5.573%, (TSFR1M + 1.900%), 02/15/2036	2,977,733	0.3
2,500,000 (1)(2)	BX Trust 2026-RISE E, 6.470%, (TSFR1M + 2.800%), 04/15/2041	2,503,125	0.3
2,000,000 (1)(2)	BXMT Ltd. 2025-FL5 A, 5.318%, (TSFR1M + 1.639%), 10/18/2042	2,002,631	0.2
2,000,000 (1)(2)	BXMT Ltd. 2026-FL6 B, 5.627%, (TSFR1M + 1.950%), 08/19/2043	1,997,505	0.2

See Accompanying Notes to Financial Statements

27

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,934,428 (1)(2)	BXSC Commercial Mortgage Trust 2022-WSS E, 7.807%, (TSFR1M + 4.134%), 03/15/2035	$1,934,543	0.2
1,000,000 (1)	Cantor Commercial Real Estate Lending 2019-CF1 B, 4.178%, 05/15/2052	905,526	0.1
1,510,000 (2)	Cantor Commercial Real Estate Lending 2019-CF2 D, 2.500%, 11/15/2052	1,168,027	0.1
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	884,285	0.1
1,000,000	CD Mortgage Trust 2017-CD3 A4, 3.631%, 02/10/2050	978,843	0.1
11,817,411 (1)(3)	CD Mortgage Trust 2019-CD8 XA, 1.376%, 08/15/2057	415,451	0.0
2,000,000 (2)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	1,854,478	0.2
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 D, 3.250%, 08/10/2049	964,477	0.1
2,500,000 (1)	Citigroup Commercial Mortgage Trust 2017-P8 AS, 3.789%, 09/15/2050	2,370,114	0.3
2,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023-PRM3 C, 6.360%, 07/10/2028	2,037,398	0.2
1,000,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023-SMRT D, 5.852%, 10/12/2040	995,837	0.1
2,750,000 (1)(2)	COMM Mortgage Trust 2024-CBM D, 7.926%, 12/10/2041	2,834,763	0.3
1,000,000 (1)	CSAIL Commercial Mortgage Trust 2020-C19 C, 3.612%, 03/15/2053	628,404	0.1
3,250,000 (1)(2)	CSTL Commercial Mortgage Trust 2025-GATE2 E, 6.355%, 11/10/2042	3,217,595	0.3
2,000,000 (1)(2)	CSTL Commercial Mortgage Trust 2026-GATE3 E, 6.343%, 02/10/2043	1,981,098	0.2
1,847,000	DBJPM Mortgage Trust 2016-C3 B, 3.264%, 08/10/2049	1,776,503	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	DBWF Mortgage Trust 2015-LCM D, 3.422%, 06/10/2034	$905,000	0.1
3,500,000 (1)(2)	DK Trust 2024-SPBX D, 6.423%, (TSFR1M + 2.750%), 03/15/2034	3,507,091	0.4
1,800,000 (1)(2)	DK Trust 2025-LXP C, 5.920%, (TSFR1M + 2.242%), 08/15/2037	1,803,828	0.2
2,000,000 (1)(2)	Extended Stay America Trust 2025-ESH E, 7.023%, (TSFR1M + 3.350%), 10/15/2042	2,008,708	0.2
1,600,000 (1)(2)	Extended Stay America Trust 2025-ESH F, 7.773%, (TSFR1M + 4.100%), 10/15/2042	1,607,930	0.2
990,679 (1)(2)	Extended Stay America Trust 2026-ESH2 F, 7.423%, (TSFR1M + 3.750%), 02/15/2043	994,291	0.1
2,650,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU E, 6.823%, (TSFR1M + 3.150%), 12/15/2039	2,663,893	0.3
13,055,195 (1)(2)(3)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.666%, 03/25/2038	597,389	0.1
3,340,894 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.505%, 02/25/2035	313,572	0.0
8,996,765 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.978%, 08/25/2036	635,112	0.1
38,600,598 (2)(3)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	4,132	0.0
12,250,292 (2)(3)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	3,344	0.0
2,750,000 (1)(2)	FS 2026-ORL C, 5.523%, (TSFR1M + 1.850%), 02/15/2041	2,750,428	0.3
5,187,577 (2)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	4,832,379	0.5
4,000,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.938%, 11/27/2050	3,728,439	0.4
2,000,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,682,796	0.2
482,136 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	473,528	0.1

See Accompanying Notes to Financial Statements

28

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)(2)	Great Wolf Trust 2024-WOLF D, 6.563%, (TSFR1M + 2.890%), 03/15/2039	$2,008,138	0.2
1,400,000 (1)(2)	GS Mortgage Securities Corp. Trust 2023-FUN C, 7.062%, (TSFR1M + 3.389%), 03/15/2028	1,408,648	0.2
1,516,508 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,190,761	0.1
10,655,026 (1)(3)	GS Mortgage Securities Trust 2019-GC40 XA, 1.098%, 07/10/2052	301,749	0.0
1,257,933 (2)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	755,922	0.1
2,000,000 (1)(2)	GSAT Trust 2025-BMF E, 6.973%, (TSFR1M + 3.300%), 07/15/2040	2,005,114	0.2
2,500,000 (1)(2)	GSMS Trustair 2024-FAIR C, 6.431%, 07/15/2029	2,550,575	0.3
2,700,000 (1)(2)	GWT 2024-WLF2 D, 6.612%, (TSFR1M + 2.939%), 05/15/2041	2,713,670	0.3
391,928 (1)(2)	HIT Trust 2022-HI32 B, 6.862%, (TSFR1M + 3.189%), 07/15/2039	394,980	0.0
2,000,000 (1)(2)	HLTN Commercial Mortgage Trust 2024-DPLO D, 7.012%, (TSFR1M + 3.339%), 06/15/2041	2,004,601	0.2
1,000,000 (1)(2)	ILPT Commercial Mortgage Trust 2025-LPF2 C, 5.829%, 07/13/2042	1,002,552	0.1
2,250,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY E, 7.523%, (TSFR1M + 3.850%), 03/15/2042	2,247,892	0.2
1,000,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI D, 5.797%, 10/05/2039	994,056	0.1
22,522,263 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 0.736%, 11/15/2045	359,226	0.0
46,979,000 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	506,591	0.1
34,428,000 (1)(2)(3)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.071%, 01/15/2048	59,893	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,150,000 (1)(2)	JW Trust 2024-BERY A, 5.266%, (TSFR1M + 1.593%), 11/15/2039	$1,151,501	0.1
2,228,024 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 D, 6.962%, (TSFR1M + 3.290%), 12/15/2039	2,219,444	0.2
500,000 (1)(2)	KSL Commercial Mortgage Trust 2025-MH C, 5.865%, (TSFR1M + 2.193%), 12/15/2042	497,577	0.1
868,040 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 7.861%, (TSFR1M + 4.188%), 03/15/2036	843,141	0.1
1,650,000 (1)(2)	LMNT CRE LLC 2025-FL3 A, 5.225%, (TSFR1M + 1.550%), 07/21/2043	1,655,788	0.2
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 5.820%, (TSFR1M + 2.141%), 08/17/2042	1,000,264	0.1
1,000,000 (1)	LQR Trust 2025-CALI A, 5.273%, (TSFR1M + 1.600%), 01/15/2043	994,991	0.1
1,000,000 (1)(2)	LSTR Trust 2026-HTL6 A, 5.173%, (TSFR1M + 1.500%), 12/15/2040	997,584	0.1
2,250,000 (1)(2)	MAD Commercial Mortgage Trust 2025-11MD A, 4.437%, 10/15/2042	2,242,035	0.2
805,692 (1)(2)	MCR Mortgage Trust 2024-HTL D, 7.578%, (TSFR1M + 3.905%), 02/15/2037	804,708	0.1
1,500,000 (1)(2)	MF1 LLC 2025-FL20 A, 5.130%, (TSFR1M + 1.450%), 02/18/2043	1,503,023	0.2
1,600,000 (1)(2)	MHC Commercial Mortgage Trust 2021-MHC F, 6.388%, (TSFR1M + 2.715%), 04/15/2038	1,600,081	0.2
2,000,000 (1)(2)	MHP 2021-STOR G, 6.537%, (TSFR1M + 2.864%), 07/15/2038	2,000,488	0.2
2,000,000 (1)(2)	MHP 2022-MHIL F, 6.932%, (TSFR1M + 3.259%), 01/15/2039	2,001,411	0.2
3,000,000 (1)(2)	MHP Commercial Mortgage Trust 2025-MHIL2 E, 7.173%, (TSFR1M + 3.500%), 09/15/2040	2,994,690	0.3

See Accompanying Notes to Financial Statements

29

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 B, 4.039%, 05/15/2049	$2,856,032	0.3
13,986,773 (1)(3)	Morgan Stanley Capital I 2017-HR2 XA, 0.846%, 12/15/2050	185,172	0.0
2,900,000	Morgan Stanley Capital I Trust 2016-BNK2 B, 3.485%, 11/15/2049	2,711,876	0.3
1,171,000 (1)	Morgan Stanley Capital I Trust 2018-H3 C, 4.858%, 07/15/2051	1,121,954	0.1
1,710,000	Morgan Stanley Capital I Trust 2019-H7 AS, 3.524%, 07/15/2052	1,625,083	0.2
3,000,000 (1)	Morgan Stanley Capital I Trust 2022-L8 B, 3.791%, 04/15/2055	2,633,068	0.3
3,500,000 (1)(2)	NXPT Commercial Mortgage Trust 2024-STOR E, 6.703%, 11/05/2041	3,509,813	0.4
2,750,000 (1)(2)	ORL Trust 2024-GLKS E, 6.863%, (TSFR1M + 3.190%), 12/15/2039	2,764,483	0.3
4,000,000 (1)(2)	PFP Ltd. 2026-13 B, 5.530%, (TSFR1M + 1.850%), 08/18/2043	4,012,642	0.4
2,000,000 (1)(2)	PLYM Commercial Mortgage Trust 2026-IND D, 5.823%, (TSFR1M + 2.150%), 03/15/2043	1,985,041	0.2
2,000,000 (1)(2)	PNW Trust 2026-ARTE B, 5.886%, (TSFR1M + 2.211%), 04/15/2029	1,998,657	0.2
509,612 (2)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	499,444	0.1
6,988,518 (2)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	6,716,253	0.7
2,750,000 (1)(2)	PRM Trust 2025-PRM6 E, 6.583%, 07/05/2033	2,741,765	0.3
2,750,000 (1)(2)	PRM5 Trust 2025-PRM5 D, 5.250%, 03/10/2033	2,729,895	0.3
1,000,000 (1)(2)	PRM7 Trust 2025-PRM7 D, 5.661%, 11/10/2042	984,774	0.1
5,550,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.316%, 11/08/2049	5,432,396	0.6
2,690,000 (2)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	2,567,033	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000 (1)(2)	SCG Commercial Mortgage Trust 2025-FLWR C, 5.423%, (TSFR1M + 1.750%), 08/15/2042	$4,005,532	0.4
1,000,000 (1)(2)	SDAL Trust 2025-DAL A, 6.114%, (TSFR1M + 2.441%), 04/15/2042	1,004,312	0.1
2,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	2,150,413	0.2
2,790,000 (1)(2)	SMRT 2022-MINI F, 7.023%, (TSFR1M + 3.350%), 01/15/2039	2,723,534	0.3
2,000,000 (1)(2)	STWD LLC 2025-FL4 B, 5.627%, (TSFR1M + 1.950%), 11/19/2042	2,000,496	0.2
2,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA E, 7.013%, (TSFR1M + 3.340%), 02/15/2042	1,970,506	0.2
14,022,940 (1)(3)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.518%, 04/15/2052	484,512	0.1
1,659,000 (1)	UBS Commercial Mortgage Trust 2019-C18 B, 3.681%, 12/15/2052	1,442,861	0.2
2,000,000 (1)(2)	VTR Commercial Mortgage Trust 2025-STEM C, 5.471%, 10/13/2039	1,976,213	0.2
1,560,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE D, 6.613%, (TSFR1M + 2.940%), 11/15/2041	1,564,047	0.2
12,929,960 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.085%, 09/15/2058	216,018	0.0
3,375,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.012%, 12/15/2059	3,139,714	0.3
3,488,032 (1)(2)(3)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	50,862	0.0
1,000,000 (1)	Wells Fargo Commercial Mortgage Trust 2017-C38 B, 3.917%, 07/15/2050	947,664	0.1
21,044,204 (1)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.849%, 10/15/2050	165,059	0.0

See Accompanying Notes to Financial Statements

30

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
13,327,398 (1)(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.764%, 06/15/2051	$185,937	0.0
1,000,000	Wells Fargo Commercial Mortgage Trust 2019-C54 C, 3.810%, 12/15/2052	870,574	0.1
1,380,000	Wells Fargo Commercial Mortgage Trust 2021-C59 B, 3.034%, 04/15/2054	1,176,980	0.1
13,896,922 (1)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.491%, 08/15/2054	794,876	0.1
2,500,000 (2)	Wells Fargo Commercial Mortgage Trust 2021-C61 D, 2.500%, 11/15/2054	1,851,846	0.2
3,750,000 (1)	Wells Fargo Commercial Mortgage Trust 2025-5C7 C, 5.798%, 12/15/2058	3,688,718	0.4
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-B33RP C, 5.673%, (TSFR1M + 2.000%), 08/15/2042	1,001,308	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $312,649,756)	316,856,806	33.5

ASSET-BACKED SECURITIES: 24.9%
	Home Equity Asset-Backed Securities: 0.9%
432,814 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	355,456	0.0
656,092 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	494,293	0.1
2,167,811 (1)	GSAA Home Equity Trust 2006-14 A3A, 4.293%, (TSFR1M + 0.614%), 09/25/2036	625,777	0.1
838,876 (1)	GSAA Home Equity Trust 2007-1 1A1, 3.953%, (TSFR1M + 0.274%), 02/25/2037	229,751	0.0
2,332,662 (2)	Point Securitization Trust 2025-1 A1, 6.250%, 06/25/2055	2,334,037	0.3
84,825 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	84,859	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
233,904 (1)	Renaissance Home Equity Loan Trust 2005-4 A6, 6.249%, 02/25/2036	$218,304	0.0
1,769,066 (2)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	1,765,630	0.2
1,963,488 (2)	Unlock HEA Trust 2025-2 A, 6.000%, 11/25/2041	1,945,830	0.2
		8,053,937	0.9

	Other Asset-Backed Securities: 22.3%
1,550,000 (1)(2)	AB BSL CLO 3 Ltd. 2021-3A D1R, 6.318%, (TSFR3M + 2.650%), 04/20/2038	1,500,956	0.2
1,650,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 5.768%, (TSFR3M + 2.100%), 01/20/2038	1,652,881	0.2
2,650,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 5.979%, (TSFR3M + 2.312%), 10/20/2030	2,653,305	0.3
1,882,440 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	1,837,858	0.2
1,000,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-4A CR, 5.721%, (TSFR3M + 2.050%), 10/16/2037	1,000,799	0.1
4,000,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-2A C, 6.172%, (TSFR3M + 2.500%), 07/15/2037	4,005,612	0.4
2,850,000 (1)(2)	Balboa Bay Loan Funding Ltd. 2022-1A CR, 5.968%, (TSFR3M + 2.300%), 04/20/2037	2,851,938	0.3
84,399 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 5.833%, 10/25/2036	84,364	0.0
1,000,000 (1)(2)	Birch Grove Clo 11 Ltd. 2024-11A E, 9.469%, (TSFR3M + 5.800%), 01/22/2038	980,156	0.1
1,700,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A D2, 7.419%, (TSFR3M + 3.750%), 04/22/2038	1,640,327	0.2
1,250,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A E, 8.619%, (TSFR3M + 4.950%), 04/22/2038	1,216,876	0.1
900,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 5.669%, (TSFR3M + 2.000%), 10/22/2037	901,058	0.1

See Accompanying Notes to Financial Statements

31

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,000,000 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.522%, (TSFR3M + 1.850%), 04/15/2035	$2,975,658	0.3
3,250,000 (1)(2)	BlueMountain CLO XXXIII Ltd. 2021-33A BR, 5.368%, (TSFR3M + 1.700%), 10/20/2038	3,244,530	0.3
4,900,000 (1)(2)	BlueMountain CLO XXXIV Ltd. 2022-34A CR, 5.568%, (TSFR3M + 1.900%), 04/20/2035	4,859,967	0.5
1,393,000 (2)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	1,402,565	0.1
1,700,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 5.768%, (TSFR3M + 2.100%), 01/20/2038	1,706,657	0.2
5,000,000 (1)(2)	CBAM Ltd. 2019-9A CR, 6.372%, (TSFR3M + 2.700%), 07/15/2037	5,009,240	0.5
6,450,000 (1)(2)	Cedar Funding II CLO Ltd. 2013-1A CR3, 5.619%, (TSFR3M + 1.950%), 07/22/2038	6,444,782	0.7
2,300,000 (2)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	2,323,796	0.2
1,500,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 5.870%, (TSFR3M + 2.200%), 07/21/2037	1,503,769	0.2
1,111,547 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	1,031,787	0.1
3,399,125 (2)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,013,378	0.3
905,280 (2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	870,927	0.1
1,650,000 (1)(2)	Elevation CLO Ltd. 2021-14A C2R, 5.818%, (TSFR3M + 2.150%), 01/20/2038	1,646,433	0.2
3,000,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 5.668%, (TSFR3M + 2.000%), 07/17/2037	3,006,615	0.3
5,000,000 (1)(2)	Flatiron CLO 24 Ltd. 2023-2A ER, 7.993%, (TSFR3M + 4.400%), 01/15/2039	4,880,200	0.5
1,500,000 (1)(2)	Galaxy XXII CLO Ltd. 2016-22A ER4, 10.163%, (TSFR3M + 5.250%), 04/16/2034	1,426,293	0.2
1,528,770 (2)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	1,538,537	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
502,597 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	$443,442	0.0
1,584,000 (2)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	1,604,299	0.2
562,863 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	511,176	0.1
693,568 (2)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	610,933	0.1
930,748 (2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	653,319	0.1
850,000 (1)(2)	Magnetite Xlv Ltd. 2025-45A E, 8.172%, (TSFR3M + 4.500%), 04/15/2038	842,748	0.1
1,500,000 (1)(2)	Market Street CLO Ltd. II 2025-2A C, 5.784%, (TSFR3M + 1.900%), 03/20/2038	1,496,386	0.2
728,296 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	660,606	0.1
430,989 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	406,631	0.0
587,661 (2)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	549,788	0.1
321,280 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	291,915	0.0
554,760 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	477,286	0.1
627,290 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	491,719	0.1
398,390 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	376,954	0.0
2,200,000 (1)(2)	Navesink CLO 2 Ltd. 2024-2A CR, 5.722%, (TSFR3M + 2.050%), 01/15/2036	2,181,302	0.2
1,000,000 (1)(2)	Navesink Clo 5 Ltd. 2026-5A D1, 6.757%, (TSFR3M + 3.050%), 03/31/2039	998,085	0.1
1,400,000 (1)(2)	Neuberger Berman CLO XX Ltd. 2015-20A D2R3, 7.372%, (TSFR3M + 3.700%), 04/15/2039	1,349,085	0.1

See Accompanying Notes to Financial Statements

32

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,850,000 (1)(2)	Neuberger Berman Loan Advisers CLO 27 Ltd. 2018-27A CR, 5.772%, (TSFR3M + 2.100%), 07/15/2038	$1,852,331	0.2
3,135,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 5.938%, (TSFR3M + 2.270%), 07/20/2037	3,137,379	0.3
1,100,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.168%, (TSFR3M + 2.500%), 04/20/2037	1,101,882	0.1
3,500,000 (1)(2)	OCP CLO Ltd. 2020-20A CR, 6.118%, (TSFR3M + 2.450%), 04/18/2037	3,503,948	0.4
2,000,000 (1)(2)	Octagon 75 Ltd. 2025-1A D1, 6.269%, (TSFR3M + 2.600%), 01/22/2038	1,966,036	0.2
3,750,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.171%, (TSFR3M + 2.500%), 04/16/2037	3,754,661	0.4
5,000,000 (1)(2)	Palmer Square CLO Ltd. 2021-3A ER, 9.122%, (TSFR3M + 5.450%), 10/15/2038	4,843,660	0.5
1,600,000 (1)(2)	Palmer Square Loan Funding Ltd. 2025-1A D, 7.753%, (TSFR3M + 4.100%), 02/15/2033	1,512,430	0.2
6,343,603 (2)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	6,242,580	0.7
3,400,000 (1)(2)	Parallel Ltd. 2023-1A BR, 5.718%, (TSFR3M + 2.050%), 07/20/2036	3,370,515	0.4
4,000,000 (1)(2)	Park Blue CLO Ltd. 2023-4A ER, 9.162%, (TSFR3M + 5.500%), 01/25/2039	3,910,952	0.4
6,304,000 (2)	Planet Fitness Master Issuer LLC 2024-1A A2II, 6.237%, 06/05/2054	6,427,215	0.7
1,850,000 (2)	Planet Fitness Master Issuer LLC 2025-1A A2I, 5.274%, 12/06/2055	1,851,952	0.2
3,952,769 (2)	Sabal Issuer 2025 1 LLC 2025-1A A, 6.280%, 11/01/2060	3,975,664	0.4
4,200,000 (2)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	4,216,103	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
600,000 (1)(2)	Sound Point CLO VII-R Ltd. 2014-3RA C, 6.183%, (TSFR3M + 2.512%), 10/23/2031	$600,820	0.1
4,100,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A CR, 5.518%, (TSFR3M + 1.850%), 04/25/2034	4,079,976	0.4
7,455,625 (2)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	7,363,622	0.8
738,727 (2)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	714,009	0.1
1,049,413 (2)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	939,112	0.1
2,123,781 (2)	Sunnova Helios II Issuer LLC 2021-B A, 1.620%, 07/20/2048	1,733,719	0.2
4,403,305 (2)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	2,942,742	0.3
826,344 (2)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	728,149	0.1
1,499,055 (2)	Sunnova Helios XII Issuer LLC 2023-B C, 6.000%, 08/22/2050	1,013,137	0.1
2,355,350 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	2,046,994	0.2
2,025,380 (2)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	1,955,586	0.2
2,043,393 (2)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	2,000,597	0.2
4,281,609 (2)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	4,111,578	0.4
732,315 (2)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	704,394	0.1
7,500,000 (1)(2)	Symphony CLO 43 Ltd. 2024-43A C, 6.222%, (TSFR3M + 2.550%), 04/15/2037	7,510,605	0.8
885,000 (1)(2)	Symphony CLO XIX Ltd. 2018-19A C, 5.683%, (TSFR3M + 2.012%), 04/16/2031	883,893	0.1
3,930,000 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	3,424,746	0.4
890,000 (2)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	837,303	0.1

See Accompanying Notes to Financial Statements

33

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
5,000,000 (1)(2)	THL Credit Wind River Clo Ltd. 2017-3A CR2, 5.872%, (TSFR3M + 2.200%), 04/15/2035	$4,979,210	0.5
933,399 (2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	852,848	0.1
6,800,000 (2)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,816,966	0.7
1,205,775 (2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	1,110,099	0.1
6,000,000 (1)(2)	TruPS Financials Note Securitization 2026-1A A1, 5.423%, (TSFR3M + 1.750%), 01/15/2038	6,030,150	0.6
1,266,720 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.214%, (TSFR3M + 2.542%), 07/15/2031	1,268,479	0.1
1,400,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 5.672%, (TSFR3M + 2.000%), 04/15/2032	1,401,623	0.1
1,270,290 (2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	1,169,813	0.1
3,973,266 (2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	3,849,399	0.4
2,807,250 (2)	Zaxbys Funding LLC 2024-1A A2I, 6.594%, 04/30/2054	2,850,263	0.3
4,371,493 (2)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	4,152,220	0.4
		210,896,298	22.3

	Student Loan Asset-Backed Securities: 1.7%
129,376 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	119,019	0.0
307,032 (2)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	289,417	0.0
219,054 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	202,209	0.0
85,953 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	73,547	0.0
311,187 (2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	261,894	0.0
413,902 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	354,632	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
90,911 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	$90,660	0.0
404,707 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	401,173	0.0
110,544 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	105,095	0.0
1,745,184 (2)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	1,628,737	0.2
850,000 (2)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	608,054	0.1
1,833,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,659,947	0.2
641,003 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	637,063	0.1
1,737,922 (2)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	1,752,052	0.2
1,398,000 (2)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	1,354,569	0.1
1,468,000 (2)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	1,420,087	0.2
3,529,000 (2)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	2,950,905	0.3
2,865,000 (2)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	2,477,861	0.3
		16,386,921	1.7
	Total Asset-Backed Securities
	(Cost $243,057,772)	235,337,156	24.9
	Total Long-Term Investments
	(Cost $906,679,008)	890,036,651	94.1

See Accompanying Notes to Financial Statements

34

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 6.4%
	Commercial Paper: 5.0%
8,600,000	AutoZone, Inc., 3.970%, 04/06/2026	$8,594,385	0.9
7,000,000	Consolidated Edison Co. of New York, Inc., 4.000%, 04/07/2026	6,994,637	0.8
1,300,000	Constellation Energy Generation LLC, 4.420%, 04/01/2026	1,299,842	0.1
3,300,000	Constellation Energy Generation LLC, 4.430%, 04/02/2026	3,299,200	0.4
5,000,000	Eaton Corp., 4.010%, 04/01/2026	4,999,451	0.5
5,000,000	Enterprise Products Operating LLC, 4.010%, 04/01/2026	4,999,451	0.5
5,000,000	General Mills, Inc., 3.910%, 04/01/2026	4,999,465	0.5
7,000,000	PPL Electric Utilities Corp., 4.040%, 04/10/2026	6,992,252	0.8
5,000,000	Southern Power Co., 4.030%, 04/07/2026	4,996,141	0.5
	Total Commercial Paper
	(Cost $47,180,157)	47,174,824	5.0

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.4%
12,934,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%
	(Cost $12,934,000)	$12,934,000	1.4
	Total Short-Term Investments
	(Cost $60,114,157)	60,108,824	6.4
	Total Investments in Securities
	(Cost $966,793,165)	$950,145,475	100.5
	Liabilities in Excess of Other Assets	(4,508,626)	(0.5)
	Net Assets	$945,636,849	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of March 31, 2026.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

35

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$337,842,689	$—	$337,842,689
Commercial Mortgage-Backed Securities	—	316,856,806	—	316,856,806
Asset-Backed Securities	—	235,337,156	—	235,337,156
Short-Term Investments	12,934,000	47,174,824	—	60,108,824
Total Investments, at fair value	$12,934,000	$937,211,475	$—	$950,145,475
Other Financial Instruments+
Futures	491,261	—	—	491,261
Total Assets	$13,425,261	$937,211,475	$—	$950,636,736
Liabilities Table
Other Financial Instruments+
Futures	$(2,936,719)	$—	$—	$(2,936,719)
Total Liabilities	$(2,936,719)	$—	$—	$(2,936,719)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following futures contracts were outstanding for Voya Securitized Credit Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,319	06/30/26	$273,620,367	$(1,835,815)
U.S. Treasury 5-Year Note	15	06/30/26	1,622,695	(19,037)
U.S. Treasury Long Bond	272	06/18/26	30,974,000	(657,895)
U.S. Treasury Ultra 10-Year Note	393	06/18/26	44,611,641	(392,712)
			$350,828,703	$(2,905,459)
Short Contracts:
U.S. Treasury 10-Year Note	(3)	06/18/26	(333,140)	(31,260)
U.S. Treasury Ultra Long Bond	(180)	06/18/26	(20,981,250)	491,261
			$(21,314,390)	$460,001

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$491,261
Total Asset Derivatives		$491,261

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,936,719
Total Liability Derivatives		$2,936,719

See Accompanying Notes to Financial Statements

36

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,385,628
Total	$1,385,628

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(3,841,598)
Total	$(3,841,598)

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $964,347,707.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$13,724,242
Gross Unrealized Depreciation	(30,371,932)
Net Unrealized Depreciation	$(16,647,690)

See Accompanying Notes to Financial Statements

37

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2026, were as follows:

Fund Name	Type	Per Share Amount
Voya Securitized Credit Fund
Class A	NII	$0.4743
Class I	NII	$0.5060
Class R6	NII	$0.5060
Class W	NII	$0.4993

NII — Net investment income

Pursuant to Internal Revenue Code Section 871(k)(1), Voya Securitized Credit Fund designates 85.86% of net investment income distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

38

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Securitized Credit Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

39

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund.

40

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2025:

(1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date, one-year, three-year and ten-year periods and the second quintile for the five-year period; and (2) the Fund outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the fifth quintile; (b) the Fund’s contractual management fee rate is ranked in the fourth quintile; and (c) the Fund’s net expense ratio is ranked in the fourth quintile. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the

41

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

year ending November 30, 2026.

42

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[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

167539 (0326)

Annual Financial Statements and Other Information

March 31, 2026

■	Voya VACS Series CB Fund
■	Voya VACS Series EMHCD Fund
■	Voya VACS Series HYB Fund
■	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Series EMHCD Fund, Voya VACS Series SC Fund, Voya VACS Series HYB Fund and Voya VACS Series CB Fund and the Board of Trustees of Voya Separate Portfolios Trust and Voya Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Series EMHCD Fund and Voya VACS Series SC Fund (two of the funds constituting Voya Separate Portfolios Trust) and Voya VACS Series HYB Fund and Voya VACS Series CB Fund (two of the funds constituting Voya Funds Trust, collectively, with Voya Separate Portfolios Trust, referred to as the “Trusts”) (collectively, with Voya VACS Series EMHCD Fund and Voya VACS Series SC Fund, referred to as the “Funds”), including the portfolios of investments, as of March 31, 2026, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at March 31, 2026 and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting	Statement of	Statements of changes in	Financial highlights
the Trusts	Operations	net assets
Voya VACS Series EMHCD Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and the period from February 17, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series SC Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and the period from March 03, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series HYB Fund	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and the period from February 24, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series CB Fund	For the period from January 22, 2026 (commencement of operations) through March 31, 2026

Basis for Opinion

These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 27, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026

	Voya VACS Series	Voya VACS Series	Voya VACS Series	Voya VACS Series
	CB Fund	EMHCD Fund	HYB Fund	SC Fund
ASSETS:
Investments in securities at fair value+*	$80,694,714	$104,118,317	$299,387,901	$159,513,421
Investments in affiliated underlying funds at fair value**	2,374,193	–	–	–
Short-term investments at fair value†	–	14,159,055	28,286,211	9,200,357
Cash	316,152	–	98,646	18,545
Cash collateral for futures contracts	172,300	174,603	–	580,810
Cash pledged for centrally cleared swaps (Note 2)	200,000	–	–	–
Foreign currencies at value‡ Receivables:	–	215	–	–
Investment securities sold	1,836,953	671,625	–	–
Dividends	12,539	9,808	8,201	8,228
Interest	476,273	1,458,725	4,560,091	665,079
Variation margin on futures contracts	8,479	7,300	–	58,375
Variation margin on centrally cleared swaps	24,378	–	–	–
Prepaid expenses	1,109	13,568	15,401	13,657
Prepaid offering expense	60,822	–	–	–
Reimbursement due from Investment Adviser	4,526	–	–	–
Other assets	33	843	1,482	1,394
Total assets	86,182,471	120,614,059	332,357,933	170,059,866

LIABILITIES:
Income distribution payable	–	379	1,435	329,843
Payable for investment securities purchased	1,834,642	2,244,459	10,181,939	44,063
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,318,829	–	–	–
Payable for fund shares redeemed	–	67	82,782	292
Payable upon receipt of securities loaned	–	1,765,005	14,054,022	–
Payable to custodian due to bank overdraft	–	999,310	–	–
Payable to trustees under the deferred compensation plan (Note 5)	33	843	1,482	1,394
Payable for trustee fees	201	291	687	469
Payable for foreign capital gains tax	–	138,695	–	–
Other accrued expenses and liabilities	51,269	48,358	79,777	65,234
Total liabilities	6,204,974	5,197,407	24,402,124	441,295
NET ASSETS	$79,977,497	$115,416,652	$307,955,809	$169,618,571

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$80,698,483	$108,654,713	$308,534,433	$160,702,496
Total distributable earnings (loss)	(720,986)	6,761,939	(578,624)	8,916,075
NET ASSETS	$79,977,497	$115,416,652	$307,955,809	$169,618,571

+ Including securities loaned at value	$—	$1,695,660	$13,674,946	$—
* Cost of investments in securities	$81,425,608	$98,361,564	$300,532,553	$151,848,811
** Cost of investments in affiliated underlying funds	$2,426,885	$—	$—	$—
† Cost of short-term investments	$—	$14,159,857	$28,287,325	$9,201,079
‡ Cost of foreign currencies	$—	$220	$—	$—

Net assets	$79,977,497	$115,416,652	$307,955,809	$169,618,571
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,069,756	11,082,308	30,280,421	16,309,813

 See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2026 (continued)

Net asset value and redemption price per share	$9.91	$10.41	$10.17	$10.40

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2026

	Voya VACS Series	Voya VACS Series	Voya VACS Series	Voya VACS Series
	CB Fund	EMHCD Fund	HYB Fund	SC Fund
	January 22, 2026(1)
	to March 31, 2026
INVESTMENT INCOME:
Dividends	$—	$64,177	$106,428	$54,527
Dividends from affiliated underlying funds	23,887	—	—	—
Interest, net of foreign taxes withheld*	660,411	7,821,366	17,694,659	11,864,322
Securities lending income, net	—	13,843	58,785	—
Other	—	691	1,571	1,131
Total investment income	684,298	7,900,077	17,861,443	11,919,980

EXPENSES:
Transfer agent fees	152	248	324	145
Shareholder reporting expense	342	5,138	1,761	2,509
Registration fees	38	19,922	29,163	22,391
Professional fees	16,212	30,332	60,527	43,545
Custody and accounting expense	2,077	43,458	38,407	43,141
Trustee fees	640	2,910	6,875	4,686
Offering expense	14,178	—	—	—
Miscellaneous expense	480	11,438	19,832	42,910
Total expenses	34,119	113,446	156,889	159,327
Waived and reimbursed fees	(10,897)	—	—	(29,451)
Net expenses	23,222	113,446	156,889	129,876
Net investment income	661,076	7,786,631	17,704,554	11,790,104

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	75,959	1,557,099	2,350,583	4,063,436
Foreign currency related transactions	—	(3,079)	—	—
Futures	73,467	(308,249)	—	227,345
Swaps	4,985	—	—	—
Net realized gain	154,411	1,245,771	2,350,583	4,290,781
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(730,894)	3,084,054	(2,217,928)	(3,915,690)
Affiliated underlying funds	(52,692)	—	—	—
Foreign currency related transactions	—	(5)	—	—
Futures	(57,345)	(64,615)	—	(750,465)
Swaps	(1,459)	—	—	—
Net change in unrealized appreciation (depreciation)	(842,390)	3,019,434	(2,217,928)	(4,666,155)
Net realized and unrealized gain (loss)	(687,979)	4,265,205	132,655	(375,374)
Increase (decrease) in net assets resulting from operations	$(26,903)	$12,051,836	$17,837,209	$11,414,730
* Foreign taxes withheld	$976	$—	$—	$—
^ Foreign capital gains taxes withheld	$—	$60,617	$—	$—
# Increase in foreign capital gains taxes accrued	$—	$11,420	$—	$—

(1)      Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series
	CB Fund	Voya VACS Series EMHCD Fund
	January 22,	Year Ended	Year Ended
	2026 (1)	March 31,	March 31,
	to March 31, 2026	2026	2025
FROM OPERATIONS:
Net investment income	$661,076	$7,786,631	$8,161,619
Net realized gain	154,411	1,245,771	3,853,603
Net change in unrealized appreciation (depreciation)	(842,390)	3,019,434	(3,216,768)
Increase (decrease) in net assets resulting from operations	(26,903)	12,051,836	8,798,454

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(694,083)	(8,624,570)	(12,678,907)
Total distributions	(694,083)	(8,624,570)	(12,678,907)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	80,004,410	2,946,537	8,193,590
Reinvestment of distributions	694,083	8,597,998	12,678,907
	80,698,493	11,544,535	20,872,497
Cost of shares redeemed	(10)	(12,179,940)	(28,221,967)
Net increase (decrease) in net assets resulting from capital share transactions	80,698,483	(635,405)	(7,349,470)
Net increase (decrease) in net assets	79,977,497	2,791,861	(11,229,923)

NET ASSETS:
Beginning of year or period	—	112,624,791	123,854,714
End of year or period	$79,977,497	$115,416,652	$112,624,791

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series HYB Fund		Voya VACS Series SC Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2026	2025	2026	2025
FROM OPERATIONS:
Net investment income	$17,704,554	$10,825,490	$11,790,104	$12,635,413
Net realized gain	2,350,583	978,232	4,290,781	2,102,598
Net change in unrealized appreciation
(depreciation)	(2,217,928)	(2,106,748)	(4,666,155)	3,109,796
Increase in net assets resulting from operations	17,837,209	9,696,974	11,414,730	17,847,807

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(20,162,873)	(10,876,527)	(14,558,442)	(12,613,918)
Total distributions	(20,162,873)	(10,876,527)	(14,558,442)	(12,613,918)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	162,978,972	86,853,420	950,392	55,669,247
Reinvestment of distributions	20,068,451	10,863,512	10,079,284	8,161,756
	183,047,423	97,716,932	11,029,676	63,831,003
Cost of shares redeemed	(43,378,567)	(53,768,017)	(45,401,879)	(64,445,145)
Net increase (decrease) in net assets resulting from capital share transactions	139,668,856	43,948,915	(34,372,203)	(614,142)
Net increase (decrease) in net assets	137,343,192	42,769,362	(37,515,915)	4,619,747

NET ASSETS:
Beginning of year or period	170,612,617	127,843,255	207,134,486	202,514,739
End of year or period	$307,955,809	$170,612,617	$169,618,571	$207,134,486

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)	Expenses net of fee waivers and/or recoupments if any (2)(3)	Expenses net of all reductions/ additions (2)(3)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Series CB Fund
01-22-26(4)_
03-31-26	10.00	0.08	•	(0.08)	0.00	0.09	—	—	0.09	—	9.91	(0.04)	0.22	0.15	0.15	4.36	79,977	79
Voya VACS Series EMHCD Fund
03-31-26	10.12	0.70	•	0.37	1.07	0.68	0.10	—	0.78	—	10.41	10.77	0.10	0.10	0.10	6.69	115,417	121
03-31-25	10.53	0.73	•	0.04	0.77	0.72	0.46	—	1.18	—	10.12	7.54	0.14	0.14	0.14	7.02	112,625	107
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)-
03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
03-31-26	10.20	0.67	•	0.06	0.73	0.69	0.07	—	0.76	—	10.17	7.28	0.06	0.06	0.06	6.44	307,956	64
03-31-25	10.24	0.75	•	(0.03)	0.72	0.76	—	—	0.76	—	10.20	7.26	0.13	0.13	0.13	7.32	170,613	86
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)-
03-31-23	10.00	0.08	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
03-31-26	10.59	0.67	•	(0.02)	0.65	0.71	0.13	—	0.84	—	10.40	6.22	0.09	0.07	0.07	6.29	169,619	26
03-31-25	10.33	0.64	•	0.26	0.90	0.64	—	—	0.64	—	10.59	8.97	0.10	0.05	0.05	6.14	207,134	28
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)-
03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), and Voya VACS Series CB Fund ("CB"), each a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a diversified series of Voya Separate Portfolios Trust, and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust. Effective February 17, 2026, EMHCD’s classification changed from a non-diversified fund to a diversified fund as a result of being managed as diversified for a period of three years.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” CB, HYB, EMHCD and SC are each a “Fund” and collectively referred to as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a Fund security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of

Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

There were no open OTC derivatives for any Fund at March 31, 2026.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2026, CB, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2026, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
CB	$21,726,289	$1,562,062
EMHCD	13,884,656	7,138,064
SC	64,676,127	4,453,313

Please refer to the tables within the Portfolio of Investments for open futures contracts at March 31, 2026. HYB did not enter into any futures contracts during the year ended March 31, 2026.

F. Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Funds may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the year ended March 31, 2026, CB had no open credit default swaps to buy protection.

During the year ended March 31, 2026, CB sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $2,695,781 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at March 31, 2026.

G. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K.  Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

L.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
CB	$49,028,582	$3,915,587
EMHCD	123,673,135	131,451,636
HYB	299,243,353	166,339,771
SC	43,628,318	64,800,842

U.S. government securities not included above were as follows:

	Purchases	Sales
CB	$93,940,720	$56,579,468
EMHCD	4,397,873	4,400,427
SC	2,397,813	6,569,722

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for CB, EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment
Company	Fund	Percentage

Voya Investment Trust Co.	CB	99.99%

Voya Intermediate Bond Portfolio	EMHCD	73.87
	HYB	9.64
	SC	32.67

Voya Investment Management Co. LLC	EMHCD	20.04
	HYB	23.39
	SC	50.24

Voya Retirement Insurance and Annuity Company	HYB	57.63

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2026, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Fund’s Board members who are not “interested persons”, as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
CB	0.15%
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may until August 1, 2026 recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of March 31, 2026, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	March 31,
	2027	2028	2029	Total
CB	$—	$—	$10,897	$10,897
SC	67,007	107,814	29,451	204,272

The Expense Limitation Agreement is contractual through August 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2025, EMHCD, HYB and SC, in addition to certain other funds managed by the Investment Adviser, each fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the year ended March 31, 2026.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
CB
1/22/2026(1)-
3/31/2026	8,000,441	—	69,316	(1)	—	8,069,756	80,004,410	—	694,083	(10)	—	80,698,483
EMHCD
3/31/2026	273,717	—	816,625	(1,132,953)	—	(42,611)	2,946,537	—	8,597,998	(12,179,940)	—	(635,405)
3/31/2025	765,918	—	1,231,864	(2,638,253)	—	(640,471)	8,193,590	—	12,678,907	(28,221,967)	—	(7,349,470)
HYB
3/31/2026	15,795,220	—	1,941,577	(4,188,094)	—	13,548,703	162,978,972	—	20,068,451	(43,378,567)	—	139,668,856
3/31/2025	8,432,276	—	1,057,901	(5,242,381)	—	4,247,796	86,853,420	—	10,863,512	(53,768,017)	—	43,948,915
SC
3/31/2026	89,519	—	952,989	(4,286,784)	—	(3,244,276)	950,392	—	10,079,284	(45,401,879)	—	(34,372,203)
3/31/2025	5,293,232	—	776,201	(6,115,427)	—	(45,994)	55,669,247	—	8,161,756	(64,445,145)	—	(614,142)

(1)  Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2026:

EMHCD
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$329,955	$(329,955)	$—
HSBC Bank PLC	286,209	(286,209)	—
Jefferies International Ltd	788,057	(788,057)	—
JP Morgan Securities Plc.	40,658	(40,658)	—
Merrill Lynch International	250,781	(250,781)	—
Total	$1,695,660	$(1,695,660)	$—

(1)	Cash collateral with a fair value of $1,765,005 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 9 — SECURITIES LENDING (continued)

HYB
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$1,798,832	$(1,798,832)	$—
Jefferies LLC	280,560	(280,560)	—
JP Morgan Securities Plc.	1,421,639	(1,421,639)	—
Mizuho Securities USA LLC.	2,654,488	(2,654,488)	—
Scotia Capital (USA) INC	1,626,423	(1,626,423)	—
State Street Bank and Trust Company	297,284	(297,284)	—
TD Securities (USA) Inc.	1,435,466	(1,435,466)	—
Truist Securities INC	1,281,694	(1,281,694)	—
Wells Fargo Bank NA	1,056,364	(1,056,364)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Wells Fargo Securities LLC	$1,822,196	$(1,822,196)	$—
Total	$13,674,946	$(13,674,946)	$—

(1)	Cash collateral with a fair value of $14,054,022 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, perpetual preferred securities, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2026		March 31, 2025
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
CB	$694,083	$—	$—	$—
EMHCD	7,662,757	961,813	9,810,009	2,868,898
HYB	18,145,075	2,017,798	10,876,527	—
SC	12,475,577	2,082,865	12,613,918	—

The tax-basis components of distributable earnings as of March 31, 2026, were:

	Undistributed	Undistributed	Unrealized		Total
	Ordinary	Long-term	Appreciation/		Distributable
	Income	Capital Gains	(Depreciation)	Other	Earnings/(Loss)
CB	$107,412	$—	$(828,398)	$—	$(720,986)
EMHCD	290,240	745,932	5,783,985	(58,218)	6,761,939
HYB	—	773,112	(1,350,300)	(1,436)	(578,624)
SC	330,444	1,251,585	7,663,888	(329,842)	8,916,075

At March 31, 2026, the Funds did not have any capital loss carryforwards for U.S. federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2026, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of investments, including beyond the direct exposure to issuers in the affected regions. The escalation or expansion of hostilities including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of Fund and of a Fund's service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of a Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings

NOTES TO FINANCIAL STATEMENTS as of March 31, 2026 (continued)

NOTE 12 — SEGMENT REPORTING (continued)

on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Fund’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENT

The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2026, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
CB	$0.0363	April 30, 2026	Daily
EMHCD	$0.0531	April 30, 2026	Daily
HYB	$0.0518	April 30, 2026	Daily
SC	$0.0594	April 30, 2026	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.9%
	Basic Materials: 0.3%
43,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$43,926	0.1
32,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	32,948	0.0
53,000	Nucor Corp., 5.100%, 06/01/2035	53,576	0.1
3,000	Nutrien Ltd., 5.875%, 12/01/2036	3,092	0.0
43,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	43,897	0.1
34,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	32,639	0.0
		210,078	0.3

	Communications: 3.7%
65,000	Alphabet, Inc., 4.400%, 02/15/2033	64,209	0.1
58,000	Alphabet, Inc., 4.700%, 11/15/2035	57,326	0.1
50,000	Alphabet, Inc., 4.800%, 02/15/2036	49,805	0.1
16,000	Alphabet, Inc., 5.300%, 05/15/2065	14,822	0.0
58,000	Alphabet, Inc., 5.450%, 11/15/2055	56,196	0.1
37,000	Alphabet, Inc., 5.700%, 11/15/2075	35,888	0.0
31,000	Alphabet, Inc., 5.750%, 02/15/2066	30,724	0.0
30,000	Amazon.com, Inc., 2.100%, 05/12/2031	26,896	0.0
45,000	Amazon.com, Inc., 4.250%, 03/13/2031	44,678	0.1
41,000	Amazon.com, Inc., 4.350%, 03/20/2033	40,270	0.0
67,000	Amazon.com, Inc., 4.550%, 03/13/2033	66,375	0.1
55,000	Amazon.com, Inc., 4.650%, 11/20/2035	53,951	0.1
38,000	Amazon.com, Inc., 5.450%, 11/20/2055	36,328	0.0
79,000	Amazon.com, Inc., 5.550%, 11/20/2065	74,700	0.1
45,000	Amazon.com, Inc., 5.650%, 03/13/2046	44,871	0.1
50,000	Amazon.com, Inc., 5.800%, 03/13/2056	49,995	0.1
33,000	Amazon.com, Inc., 6.050%, 03/13/2076	32,832	0.0
66,000	AppLovin Corp., 5.125%, 12/01/2029	66,398	0.1
54,000	AppLovin Corp., 5.375%, 12/01/2031	54,549	0.1
13,000	AT&T, Inc., 3.800%, 12/01/2057	8,798	0.0
5,000	AT&T, Inc., 4.500%, 05/15/2035	4,742	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
36,000	AT&T, Inc., 4.550%, 11/01/2032	$35,399	0.0
72,000	AT&T, Inc., 4.900%, 11/01/2035	70,266	0.1
24,000	AT&T, Inc., 4.900%, 08/15/2037	23,106	0.0
36,000	AT&T, Inc., 6.050%, 08/15/2056	35,481	0.0
37,000(1)	Beignet Investor LLC, 6.581%, 05/30/2049	38,070	0.0
18,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	16,165	0.0
54,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	34,410	0.0
12,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	7,714	0.0
22,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	16,277	0.0
32,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	25,120	0.0
59,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	61,127	0.1
31,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	32,201	0.0
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.700%, 12/01/2055	47,819	0.1
42,000	Cisco Systems, Inc., 4.950%, 02/26/2031	43,042	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
61,000	Cisco Systems, Inc., 4.950%, 02/24/2032	$62,271	0.1
22,000	Comcast Corp., 1.500%, 02/15/2031	19,072	0.0
20,000	Comcast Corp., 1.950%, 01/15/2031	17,749	0.0
46,000	Comcast Corp., 2.650%, 02/01/2030	43,089	0.1
21,000	Comcast Corp., 3.200%, 07/15/2036	17,616	0.0
22,000	Comcast Corp., 3.900%, 03/01/2038	18,905	0.0
15,000	Comcast Corp., 5.300%, 06/01/2034	15,232	0.0
57,000	Meta Platforms, Inc., 4.200%, 11/15/2030	56,460	0.1
42,000	Meta Platforms, Inc., 4.600%, 11/15/2032	41,602	0.1
56,000	Meta Platforms, Inc., 4.875%, 11/15/2035	54,961	0.1
47,000	Meta Platforms, Inc., 5.400%, 08/15/2054	42,604	0.1
73,000	Meta Platforms, Inc., 5.500%, 11/15/2045	69,128	0.1
50,000	Meta Platforms, Inc., 5.550%, 08/15/2064	44,979	0.1
44,000	Meta Platforms, Inc., 5.625%, 11/15/2055	41,275	0.1
44,000	Meta Platforms, Inc., 5.750%, 11/15/2065	40,899	0.1
27,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	27,371	0.0
34,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	34,774	0.0
43,000	Netflix, Inc., 5.875%, 11/15/2028	44,745	0.1
44,000	Omnicom Group, Inc., 5.000%, 06/02/2033	42,991	0.1
82,000	Sprint Capital Corp., 6.875%, 11/15/2028	86,716	0.1
54,000	Sprint Capital Corp., 8.750%, 03/15/2032	64,237	0.1
20,000	Time Warner Cable LLC, 5.500%, 09/01/2041	17,254	0.0
7,000	Time Warner Cable LLC, 5.875%, 11/15/2040	6,350	0.0
13,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	12,474	0.0
21,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	19,978	0.0
2,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	1,463	0.0
10,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	9,693	0.0
74,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	70,012	0.1
60,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	58,449	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
14,000	T-Mobile USA, Inc., 5.000%, 02/15/2036	$13,794	0.0
41,000	T-Mobile USA, Inc., 5.300%, 05/15/2035	41,357	0.1
36,000	T-Mobile USA, Inc., 5.850%, 02/15/2056	34,962	0.0
35,000	Uber Technologies, Inc., 4.300%, 01/15/2030	34,723	0.0
27,000(1)	Uber Technologies, Inc., 4.500%, 08/15/2029	26,786	0.0
78,000	Uber Technologies, Inc., 5.350%, 09/15/2054	71,863	0.1
3,000	Verizon Communications, Inc., 1.750%, 01/20/2031	2,631	0.0
28,000	Verizon Communications, Inc., 2.355%, 03/15/2032	24,450	0.0
3,000	Verizon Communications, Inc., 2.550%, 03/21/2031	2,724	0.0
9,000	Verizon Communications, Inc., 4.400%, 11/01/2034	8,572	0.0
33,000	Verizon Communications, Inc., 4.812%, 03/15/2039	30,782	0.0
51,000	Verizon Communications, Inc., 5.000%, 01/15/2036	49,963	0.1
78,000	Verizon Communications, Inc., 5.875%, 11/30/2055	75,924	0.1
59,000	Verizon Communications, Inc., 6.000%, 11/30/2065	57,216	0.1
		2,958,646	3.7

	Consumer, Cyclical: 2.1%
3,157	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	3,121	0.0
17,542	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	17,311	0.0
26,887	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	26,220	0.0
52,279	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	50,602	0.1
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	43,095	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
23,000	American Honda Finance Corp., 5.650%, 11/15/2028	$23,565	0.0
52,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	51,564	0.1
15,000	AutoZone, Inc., 6.250%, 11/01/2028	15,665	0.0
25,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	25,286	0.0
16,000	BorgWarner, Inc., 5.400%, 08/15/2034	16,210	0.0
10,296	Delta Air Lines Pass Through Trust 2015-1, AA, 3.625%, 01/30/2029	10,177	0.0
6,417 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	6,410	0.0
35,000	Ford Motor Co., 3.250%, 02/12/2032	30,412	0.0
35,000	General Motors Co., 6.250%, 04/15/2035	36,415	0.0
8,000	General Motors Co., 6.250%, 10/02/2043	7,864	0.0
52,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	46,344	0.1
57,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	57,298	0.1
93,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	95,166	0.1
49,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	49,899	0.1
14,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	14,549	0.0
39,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	40,349	0.1
80,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	79,424	0.1
43,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	42,560	0.1
17,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	17,270	0.0
43,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	43,475	0.1
39,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	39,620	0.1
61,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	62,058	0.1
32,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	32,635	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
83,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	$85,732	0.1
37,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	38,636	0.0
2,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	1,515	0.0
72,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	70,786	0.1
3,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	2,874	0.0
72,000	Marriott International, Inc., 4.500%, 10/15/2031	71,190	0.1
65,000	Marriott International, Inc., 5.250%, 10/15/2035	64,691	0.1
24,000	Marriott International, Inc., 5.350%, 03/15/2035	24,166	0.0
30,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	27,480	0.0
73,000	Toyota Motor Corp., 4.450%, 06/30/2030	73,090	0.1
34,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	34,213	0.0
58,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	58,666	0.1
24,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	25,000	0.0
42,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	42,141	0.1
5,535	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	5,631	0.0
49,394	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	49,284	0.1
34,928	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	33,728	0.0
27,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	26,508	0.0
		1,719,895	2.1

	Consumer, Non-cyclical: 4.5%
35,000	Abbott Laboratories, 5.500%, 03/15/2056	34,343	0.0
20,000	Abbott Laboratories, 5.600%, 03/15/2066	19,510	0.0
16,000	AbbVie, Inc., 3.200%, 11/21/2029	15,428	0.0
39,000	AbbVie, Inc., 4.500%, 05/14/2035	37,734	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
22,000	AbbVie, Inc., 4.650%, 03/15/2028	$22,208	0.0
61,000	AbbVie, Inc., 4.950%, 03/15/2031	62,327	0.1
42,000	AbbVie, Inc., 5.600%, 03/15/2055	41,412	0.1
45,000	AbbVie, Inc., 5.650%, 03/15/2066	43,857	0.1
16,000	Aetna, Inc., 6.625%, 06/15/2036	17,252	0.0
32,000	Altria Group, Inc., 6.200%, 11/01/2028	33,388	0.0
61,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	62,326	0.1
46,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	46,490	0.1
3,000	BAT Capital Corp., 3.557%, 08/15/2027	2,968	0.0
45,000	BAT Capital Corp., 4.390%, 08/15/2037	40,910	0.1
17,000	BAT Capital Corp., 5.834%, 02/20/2031	17,796	0.0
9,000	BAT Capital Corp., 7.079%, 08/02/2043	9,900	0.0
46,000	Becton Dickinson & Co., 4.693%, 02/13/2028	46,240	0.1
26,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	26,733	0.0
42,000	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	40,470	0.1
37,000	Campbell Soup Co., 5.200%, 03/21/2029	37,361	0.1
52,000	Cardinal Health, Inc., 4.700%, 11/15/2026	52,099	0.1
7,000	Cardinal Health, Inc., 5.450%, 02/15/2034	7,151	0.0
27,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	23,752	0.0
23,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	20,983	0.0
28,000	Cencora, Inc., 5.125%, 02/15/2034	28,244	0.0
148,000	Centene Corp., 3.000%, 10/15/2030	129,789	0.2
34,000	Centene Corp., 4.625%, 12/15/2029	32,298	0.0
56,000	Cigna Group, 2.375%, 03/15/2031	50,329	0.1
52,000	Cigna Group, 4.800%, 08/15/2038	48,917	0.1
94,000	Cigna Group, 5.250%, 01/15/2036	94,157	0.1
68,000	Cigna Group, 5.600%, 02/15/2054	64,440	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
37,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	$37,828	0.1
14,000	CVS Health Corp., 4.125%, 04/01/2040	11,696	0.0
28,000	CVS Health Corp., 4.780%, 03/25/2038	25,818	0.0
6,000	CVS Health Corp., 5.050%, 03/25/2048	5,151	0.0
20,000	CVS Health Corp., 5.125%, 02/21/2030	20,286	0.0
54,000	CVS Health Corp., 5.450%, 09/15/2035	54,229	0.1
2,000	CVS Health Corp., 6.000%, 06/01/2063	1,899	0.0
5,000	CVS Health Corp., 6.250%, 09/15/2065	4,889	0.0
64,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	64,542	0.1
36,000	Elevance Health, Inc., 4.600%, 09/15/2032	35,466	0.0
43,000	Elevance Health, Inc., 4.950%, 11/01/2031	43,282	0.1
20,000	Elevance Health, Inc., 5.200%, 02/15/2035	19,975	0.0
34,000	Eli Lilly & Co., 5.500%, 02/12/2055	33,350	0.0
29,000	Equifax, Inc., 3.100%, 05/15/2030	27,176	0.0
47,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	46,836	0.1
12,000	HCA, Inc., 2.375%, 07/15/2031	10,610	0.0
59,000	HCA, Inc., 3.500%, 09/01/2030	56,047	0.1
89,000	HCA, Inc., 4.125%, 06/15/2029	87,790	0.1
13,000	HCA, Inc., 4.375%, 03/15/2042	10,944	0.0
60,000	HCA, Inc., 4.500%, 02/15/2027	60,007	0.1
25,000	HCA, Inc., 5.125%, 06/15/2039	23,574	0.0
35,000	HCA, Inc., 5.450%, 04/01/2031	35,882	0.0
6,000	HCA, Inc., 6.100%, 04/01/2064	5,798	0.0
52,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	52,756	0.1
79,000	Hershey Co., 4.950%, 02/24/2032	80,929	0.1
36,000	Humana, Inc., 5.375%, 04/15/2031	36,397	0.1
18,000	Johnson & Johnson, 4.900%, 06/01/2031	18,604	0.0

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
32,000	Kenvue, Inc., 4.850%, 05/22/2032	$32,354	0.0
22,000	Kenvue, Inc., 5.050%, 03/22/2028	22,341	0.0
30,000	Kroger Co., 5.500%, 09/15/2054	27,881	0.0
39,000	Kroger Co., 5.650%, 09/15/2064	36,187	0.1
32,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	31,620	0.0
25,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	24,352	0.0
34,000 (1)	Mars, Inc., 5.000%, 03/01/2032	34,413	0.0
59,000 (1)	Mars, Inc., 5.200%, 03/01/2035	59,583	0.1
29,000 (1)	Mars, Inc., 5.650%, 05/01/2045	28,654	0.0
42,000 (1)	Mars, Inc., 5.700%, 05/01/2055	40,982	0.1
31,000	McKesson Corp., 4.250%, 09/15/2029	30,927	0.0
49,000	McKesson Corp., 4.950%, 05/30/2032	49,789	0.1
39,000	McKesson Corp., 5.250%, 05/30/2035	39,758	0.1
39,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	37,749	0.1
72,000	Merck & Co., Inc., 4.450%, 12/04/2032	71,532	0.1
50,000	Novartis Capital Corp., 4.600%, 03/18/2033	49,802	0.1
31,000	Novartis Capital Corp., 5.600%, 03/18/2046	31,070	0.0
35,000	Novartis Capital Corp., 5.700%, 03/18/2056	35,275	0.0
24,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	24,188	0.0
24,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	23,916	0.0
37,000	Philip Morris International, Inc., 4.750%, 11/01/2031	37,182	0.1
43,000	Philip Morris International, Inc., 4.875%, 02/13/2029	43,648	0.1
10,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	9,136	0.0
10,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	9,375	0.0
57,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	57,420	0.1
17,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	18,514	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
15,000	Reynolds American, Inc., 5.850%, 08/15/2045	$14,536	0.0
22,000	Royalty Pharma PLC, 1.750%, 09/02/2027	21,215	0.0
53,000	Royalty Pharma PLC, 2.200%, 09/02/2030	47,750	0.1
18,000	S&P Global, Inc., 1.250%, 08/15/2030	15,700	0.0
43,000	S&P Global, Inc., 2.950%, 03/01/2029	41,430	0.1
36,000	Solventum Corp., 5.450%, 03/13/2031	36,945	0.1
21,000	Solventum Corp., 5.600%, 03/23/2034	21,475	0.0
45,000	Stryker Corp., 4.850%, 02/10/2030	45,623	0.1
30,000	Thermo Fisher Scientific, Inc., 4.550%, 06/15/2033	29,652	0.0
50,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	51,108	0.1
25,000	Tyson Foods, Inc., 5.400%, 03/15/2029	25,657	0.0
6,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	4,367	0.0
15,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	12,143	0.0
57,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	57,653	0.1
20,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	20,178	0.0
7,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	6,415	0.0
31,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	29,541	0.0
21,000	Universal Health Services, Inc., 4.625%, 10/15/2029	20,761	0.0
36,000	Viatris, Inc., 2.700%, 06/22/2030	32,626	0.0
21,000	Viatris, Inc., 4.000%, 06/22/2050	13,775	0.0
22,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	21,160	0.0
		3,599,931	4.5

	Energy: 1.9%
59,000	APA Corp., 6.750%, 02/15/2055	59,184	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
13,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	$13,073	0.0
7,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	7,051	0.0
37,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	37,774	0.1
33,000 (2)	BP Capital Markets PLC, 4.875%, 12/31/2199	32,600	0.0
28,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	28,338	0.0
6,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	5,451	0.0
28,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	27,886	0.0
29,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	29,179	0.0
46,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	47,502	0.1
44,000	Devon Energy Corp., 5.200%, 09/15/2034	44,127	0.1
14,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	10,845	0.0
10,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	9,471	0.0
56,000 (2)	Enbridge (US) Inc. 20- A, 5.750%, 07/15/2080	55,928	0.1
29,000	Energy Transfer L.P., 3.750%, 05/15/2030	28,043	0.0
66,000	Energy Transfer L.P., 4.550%, 01/15/2031	65,426	0.1
3,000	Energy Transfer L.P., 4.900%, 03/15/2035	2,903	0.0
30,000	Energy Transfer L.P., 5.200%, 04/01/2030	30,679	0.0
18,000	Energy Transfer L.P., 5.300%, 04/01/2044	16,147	0.0
55,000	Energy Transfer L.P., 5.350%, 01/15/2036	54,639	0.1
3,000	Energy Transfer L.P., 5.350%, 05/15/2045	2,685	0.0
12,000	Energy Transfer L.P., 6.050%, 09/01/2054	11,436	0.0
20,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	20,280	0.0
28,000 (2)	Enterprise Products Operating LLC D, 6.900%, (TSFR3M + 3.248%), 08/16/2077	27,990	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
73,000	EOG Resources, Inc., 5.000%, 07/15/2032	$73,936	0.1
36,000	EOG Resources, Inc., 5.350%, 01/15/2036	36,547	0.1
54,000	Hess Corp., 4.300%, 04/01/2027	54,042	0.1
8,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	7,178	0.0
52,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	52,429	0.1
41,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	41,141	0.1
36,000	MPLX L.P., 5.000%, 01/15/2033	35,749	0.0
26,000	MPLX L.P., 5.300%, 04/01/2036	25,638	0.0
21,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	21,327	0.0
13,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	12,650	0.0
24,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	24,529	0.0
7,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	7,256	0.0
10,000	ONEOK Partners L.P., 6.200%, 09/15/2043	10,020	0.0
39,000 (1)	ONEOK, Inc., 6.500%, 09/01/2030	41,297	0.1
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	13,352	0.0
12,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	11,955	0.0
46,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	46,092	0.1
24,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	22,289	0.0
34,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	34,429	0.0
51,000	Targa Resources Corp., 5.400%, 07/30/2036	50,649	0.1
10,000	Targa Resources Corp., 5.500%, 02/15/2035	10,093	0.0
6,000	Targa Resources Corp., 6.250%, 07/01/2052	5,998	0.0
36,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	35,957	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
48,000 (2)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	$48,765	0.1
12,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	11,411	0.0
58,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	58,488	0.1
29,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	24,535	0.0
45,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	44,583	0.1
14,000	Williams Cos., Inc., 4.900%, 03/15/2029	14,167	0.0
		1,545,139	1.9

	Financial: 9.1%
36,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	36,091	0.1
47,000 (2)	American Express Co., 4.351%, 07/20/2029	46,973	0.1
15,000 (2)	American Express Co., 4.456%, 02/10/2032	14,848	0.0
2,000 (2)	American Express Co., 5.016%, 04/25/2031	2,034	0.0
21,000 (2)	American Express Co., 5.085%, 01/30/2031	21,360	0.0
36,000 (2)	American Express Co., 5.098%, 02/16/2028	36,201	0.1
20,000 (2)	American Express Co., 5.282%, 07/27/2029	20,344	0.0
9,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	8,313	0.0
16,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	15,920	0.0
49,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	49,473	0.1
44,000	American International Group, Inc., 3.400%, 06/30/2030	42,002	0.1
30,000	American Tower Corp., 3.650%, 03/15/2027	29,791	0.0
13,000	American Tower Corp., 5.250%, 07/15/2028	13,228	0.0
10,000	American Tower Corp., 5.500%, 03/15/2028	10,178	0.0
27,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	27,918	0.0
16,000	Aon North America, Inc., 5.125%, 03/01/2027	16,086	0.0
35,000	Aon North America, Inc., 5.150%, 03/01/2029	35,756	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
32,000	Aon North America, Inc., 5.750%, 03/01/2054	$30,857	0.0
34,000	Arthur J Gallagher & Co., 5.550%, 02/15/2055	31,762	0.0
91,000	Assurant, Inc., 5.550%, 02/15/2036	91,282	0.1
64,000	Athene Holding Ltd., 6.250%, 04/01/2054	58,790	0.1
46,000	Athene Holding Ltd., 6.625%, 05/19/2055	44,363	0.1
79,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	78,344	0.1
13,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	11,480	0.0
46,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	40,942	0.1
55,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	50,825	0.1
32,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	29,009	0.0
109,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	107,117	0.1
35,000 (2)	Bank of America Corp., 4.456%, 02/06/2032	34,569	0.0
35,000 (2)	Bank of America Corp., 5.045%, 02/06/2037	34,548	0.0
25,000 (2)	Bank of America Corp., 5.511%, 01/24/2036	25,503	0.0
47,000 (2)	Bank of America Corp., 5.518%, 10/25/2035	47,015	0.1
42,000 (2)	Bank of America Corp., 5.744%, 02/12/2036	42,741	0.1
54,000 (2)	Bank of America Corp., 5.872%, 09/15/2034	56,564	0.1
44,000 (2)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	43,538	0.1
52,000 (2)	Bank of America Corp., MTN, 2.087%, 06/14/2029	49,482	0.1
19,000 (2)	Bank of America Corp., MTN, 2.496%, 02/13/2031	17,567	0.0
24,000 (2)	Bank of America Corp., MTN, 2.551%, 02/04/2028	23,637	0.0
93,000 (2)	Bank of America Corp., MTN, 2.884%, 10/22/2030	87,983	0.1
74,000 (2)	Bank of America Corp., MTN, 2.972%, 02/04/2033	67,005	0.1
9,000 (2)	Bank of America Corp., MTN, 3.970%, 03/05/2029	8,921	0.0
84,000 (2)	Bank of Montreal, 4.640%, 09/10/2030	84,185	0.1
78,000 (2)	Bank of Nova Scotia, 4.740%, 11/10/2032	77,892	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	$15,937	0.0
46,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	39,045	0.1
7,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	6,494	0.0
51,000	Brown & Brown, Inc., 4.900%, 06/23/2030	50,966	0.1
38,000	Camden Property Trust, 5.850%, 11/03/2026	38,298	0.1
35,000 (2)	Capital One Financial Corp., 1.878%, 11/02/2027	34,425	0.0
19,000 (2)	Charles Schwab Corp., 6.196%, 11/17/2029	19,863	0.0
61,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	60,087	0.1
72,000	CME Group, Inc., 4.400%, 03/15/2030	72,248	0.1
52,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	52,730	0.1
15,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	14,078	0.0
34,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	35,607	0.0
21,000	Crown Castle, Inc., 2.100%, 04/01/2031	18,302	0.0
3,000	Crown Castle, Inc., 2.500%, 07/15/2031	2,644	0.0
27,000	Crown Castle, Inc., 2.900%, 03/15/2027	26,604	0.0
29,000	Crown Castle, Inc., 3.300%, 07/01/2030	27,182	0.0
47,000	Crown Castle, Inc., 4.800%, 09/01/2028	47,259	0.1
57,000	Crown Castle, Inc., 4.900%, 09/01/2029	57,334	0.1
8,000	Crown Castle, Inc., 5.100%, 05/01/2033	7,891	0.0
24,000	Crown Castle, Inc., 5.600%, 06/01/2029	24,574	0.0
14,000	Crown Castle, Inc., 5.800%, 03/01/2034	14,345	0.0
38,000	CubeSmart L.P., 2.250%, 12/15/2028	35,879	0.0
74,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	74,642	0.1
24,000	Extra Space Storage L.P., 3.900%, 04/01/2029	23,508	0.0
17,000	Extra Space Storage L.P., 4.000%, 06/15/2029	16,740	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
22,000	Extra Space Storage L.P., 5.350%, 01/15/2035	$22,134	0.0
47,000 (2)	Fifth Third Bancorp, 5.141%, 01/29/2037	45,804	0.1
72,000	First Industrial L.P., 5.250%, 01/15/2031	72,789	0.1
34,000 (1)	Gabx Leasing LLC, 5.300%, 04/15/2036	33,389	0.0
93,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	91,246	0.1
10,000 (2)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	9,851	0.0
52,000 (2)	Goldman Sachs Group, Inc., 5.065%, 01/21/2037	50,858	0.1
23,000 (2)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	23,086	0.0
32,000 (2)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	32,541	0.0
21,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	21,669	0.0
40,000 (2)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	39,080	0.1
1,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	1,046	0.0
69,000 (1)(2)	Hartford Financial Services Group, Inc. ICON, 6.039%, (TSFR3M + 2.387%), 02/12/2067	66,221	0.1
144,000 (2)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	140,598	0.2
53,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	48,201	0.1
44,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	43,354	0.1
34,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	29,117	0.0
59,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	55,542	0.1
21,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	21,036	0.0

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
37,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	$36,497	0.1
90,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	89,856	0.1
20,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	17,615	0.0
53,000 (2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	50,437	0.1
22,000 (2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	21,450	0.0
14,000 (2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	13,189	0.0
68,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	67,154	0.1
14,000 (2)	JPMorgan Chase & Co., 3.509%, 01/23/2029	13,779	0.0
78,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	78,108	0.1
45,000 (2)	JPMorgan Chase & Co., 4.603%, 10/22/2030	45,104	0.1
107,000 (2)	JPMorgan Chase & Co., 4.810%, 10/22/2036	103,933	0.1
68,000 (2)	JPMorgan Chase & Co., 4.898%, 01/22/2037	66,564	0.1
32,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	32,473	0.0
13,000 (2)	JPMorgan Chase & Co., 5.012%, 01/23/2030	13,184	0.0
129,000 (2)	JPMorgan Chase & Co., 5.193%, 02/05/2037	126,812	0.2
29,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	29,360	0.0
49,000 (2)	JPMorgan Chase & Co., 5.572%, 04/22/2036	50,513	0.1
29,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	29,893	0.0
21,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	21,880	0.0
14,000	Kite Realty Group L.P., 4.000%, 10/01/2026	13,963	0.0
40,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	38,793	0.1
57,000	LPL Holdings, Inc., 5.150%, 06/15/2030	57,312	0.1
45,000	LPL Holdings, Inc., 5.200%, 03/15/2030	45,352	0.1
28,000	LPL Holdings, Inc., 5.700%, 05/20/2027	28,265	0.0
208,000 (2)	M&T Bank Corp., 5.400%, 07/30/2035	207,393	0.3
38,000	Main Street Capital Corp., 6.950%, 03/01/2029	39,109	0.1
26,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	26,738	0.0
42,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	41,884	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
81,000 (2)	Morgan Stanley, 2.475%, 01/21/2028	$79,741	0.1
25,000 (2)	Morgan Stanley, 2.484%, 09/16/2036	21,519	0.0
18,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	17,792	0.0
17,000 (2)	Morgan Stanley, 4.457%, 04/22/2039	15,595	0.0
23,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	23,271	0.0
211,000 (2)	Morgan Stanley, 5.073%, 01/30/2037	206,800	0.3
15,000 (2)	Morgan Stanley, 5.173%, 01/16/2030	15,213	0.0
59,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	60,453	0.1
27,000 (2)	Morgan Stanley, 6.296%, 10/18/2028	27,714	0.0
118,000 (2)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	116,929	0.2
10,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	9,966	0.0
25,000 (2)	Morgan Stanley, MTN, 5.164%, 04/20/2029	25,292	0.0
16,000 (2)	Morgan Stanley I, 4.133%, 10/18/2029	15,818	0.0
46,000	NNN REIT, Inc., 4.600%, 02/15/2031	45,745	0.1
145,000 (2)	Northern Trust Corp., 5.117%, 11/19/2040	141,244	0.2
28,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	28,787	0.0
35,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	35,916	0.1
41,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	41,183	0.1
14,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	11,770	0.0
2,000 (2)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	2,010	0.0
37,000 (2)	PNC Financial Services Group, Inc., 5.423%, 01/25/2041	36,263	0.1
38,000 (2)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	40,210	0.1
53,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	54,030	0.1
12,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	12,198	0.0
96,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	90,960	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
8,000	Realty Income Corp., 3.950%, 08/15/2027	$7,963	0.0
96,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	83,296	0.1
10,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	10,247	0.0
26,000	RLI Corp., 5.375%, 06/01/2036	25,043	0.0
37,000 (2)	Royal Bank of Canada, 4.696%, 08/06/2031	36,932	0.1
53,000 (2)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	53,143	0.1
28,000 (2)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	28,361	0.0
33,000 (2)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	33,550	0.0
19,000	Sabra Health Care L.P., 3.200%, 12/01/2031	17,164	0.0
98,000 (2)	State Street Corp., 3.031%, 11/01/2034	92,278	0.1
50,000 (2)	State Street Corp., 4.675%, 10/22/2032	49,968	0.1
27,000	State Street Corp., 4.729%, 02/28/2030	27,335	0.0
43,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.334%, 03/03/2041	41,720	0.1
22,000 (1)	Symetra Life Insurance Co., 6.550%, 10/01/2055	22,066	0.0
43,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	44,222	0.1
40,000	TPG Operating Group II L.P., 4.875%, 05/15/2031	39,251	0.1
56,000 (2)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	57,327	0.1
29,000 (2)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	30,229	0.0
17,000 (2)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	18,006	0.0
113,000 (2)	Wells Fargo & Co., 4.960%, 01/23/2037	110,120	0.1
110,000 (2)	Wells Fargo & Co., 5.433%, 01/23/2047	104,309	0.1
6,000 (2)	Wells Fargo & Co., 5.499%, 01/23/2035	6,110	0.0
98,000 (2)	Wells Fargo & Co., 5.605%, 04/23/2036	100,322	0.1
8,000 (2)	Wells Fargo & Co., 6.491%, 10/23/2034	8,665	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
24,000 (2)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	$23,778	0.0
44,000 (2)	Wells Fargo & Co. GG, 6.125%, 12/31/2199	44,177	0.1
6,000	Weyerhaeuser Co., 4.750%, 05/15/2026	6,002	0.0
109,000 (1)	Wynnton Funding Trust, 5.251%, 08/15/2035	107,204	0.1
115,000 (1)	Wynnton Funding Trust II, 5.991%, 08/15/2055	113,742	0.1
		7,292,240	9.1

	Industrial: 2.2%
28,000	3M Co., 5.150%, 03/15/2035	28,199	0.0
30,000	AGCO Corp., 5.450%, 03/21/2027	30,210	0.0
19,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	19,473	0.0
57,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	57,641	0.1
47,000	Berry Global, Inc., 1.650%, 01/15/2027	46,027	0.1
18,000	Boeing Co., 5.930%, 05/01/2060	17,293	0.0
5,000	Boeing Co., 6.858%, 05/01/2054	5,507	0.0
31,000	Boeing Co., 7.008%, 05/01/2064	34,303	0.1
89,000	Canadian National Railway Co., 4.200%, 03/12/2031	87,810	0.1
19,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	18,051	0.0
8,000	Carrier Global Corp., 2.722%, 02/15/2030	7,474	0.0
27,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	27,382	0.0
51,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	51,627	0.1
49,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	50,242	0.1
3,000	FedEx Corp., 4.550%, 04/01/2046	2,506	0.0
21,883	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	18,887	0.0
57,000	Flex Ltd., 5.250%, 01/15/2032	57,366	0.1
29,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	27,661	0.0

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
17,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	$16,014	0.0
16,000	GATX Corp., 4.000%, 06/30/2030	15,584	0.0
9,000	GATX Corp., 6.050%, 06/05/2054	8,944	0.0
14,000	GXO Logistics, Inc., 6.250%, 05/06/2029	14,525	0.0
51,000	HEICO Corp., 5.250%, 08/01/2028	51,992	0.1
38,000 (1)	Honeywell Aerospace, Inc., 5.732%, 03/16/2056	37,588	0.1
5,000	Honeywell International, Inc., 4.750%, 02/01/2032	5,013	0.0
29,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	28,463	0.0
15,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	15,360	0.0
17,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	17,396	0.0
9,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	9,193	0.0
20,000	Jacobs Solutions, Inc., 4.750%, 03/03/2031	19,728	0.0
20,000	Jacobs Solutions, Inc., 5.375%, 03/03/2036	19,518	0.0
43,000	John Deere Capital Corp., 4.400%, 09/08/2031	42,962	0.1
79,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	80,082	0.1
34,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	34,634	0.1
62,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	63,318	0.1
27,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	27,477	0.0
9,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	9,266	0.0
4,000	Norfolk Southern Corp., 5.050%, 08/01/2030	4,088	0.0
12,000	Norfolk Southern Corp., 5.550%, 03/15/2034	12,444	0.0
2,000	Norfolk Southern Corp., 5.950%, 03/15/2064	1,982	0.0
52,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	51,712	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
63,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	$63,935	0.1
50,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	50,771	0.1
93,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	94,614	0.1
26,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	24,034	0.0
44,000	Ryder System, Inc., 5.000%, 03/15/2030	44,529	0.1
22,000	Ryder System, Inc., 6.600%, 12/01/2033	24,117	0.0
27,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	27,360	0.0
27,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	27,437	0.0
5,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	5,118	0.0
36,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	37,029	0.1
39,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	38,930	0.1
29,000	Sonoco Products Co., 4.600%, 09/01/2029	28,927	0.0
30,000	Vertiv Holdings Co., 5.650%, 03/15/2046	28,634	0.0
34,000	Waste Connections, Inc., 4.800%, 07/15/2036	33,325	0.1
29,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	29,090	0.0
45,000 (1)	WSP Global, Inc., 5.039%, 09/18/2031	44,643	0.1
		1,777,435	2.2
	Technology: 3.3%
106,000	Accenture Capital, Inc., 4.250%, 10/04/2031	104,794	0.1
61,000	Adobe, Inc., 4.950%, 01/17/2030	62,293	0.1
51,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	49,703	0.1
66,000	Broadcom, Inc., 2.450%, 02/15/2031	59,956	0.1
65,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	54,350	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
36,000	Broadcom, Inc., 4.800%, 10/15/2034	$35,471	0.1
51,000	Broadcom, Inc., 4.900%, 07/15/2032	51,465	0.1
93,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	90,264	0.1
31,000	Broadcom, Inc., 5.050%, 04/15/2030	31,605	0.0
29,000	Broadcom, Inc., 5.150%, 11/15/2031	29,757	0.0
15,000	Broadcom, Inc., 5.200%, 04/15/2032	15,360	0.0
44,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	43,870	0.1
28,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	27,966	0.0
37,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	37,174	0.1
38,000	Fiserv, Inc., 5.150%, 03/15/2027	38,193	0.1
16,000	Fiserv, Inc., 5.150%, 08/12/2034	15,549	0.0
61,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	60,603	0.1
45,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	40,202	0.1
29,000	HP, Inc., 2.650%, 06/17/2031	25,802	0.0
3,000	Intel Corp., 5.600%, 02/21/2054	2,754	0.0
22,000	Intel Corp., 5.700%, 02/10/2053	20,274	0.0
110,000	International Business Machines Corp., 4.800%, 02/10/2030	111,243	0.1
102,000	International Business Machines Corp., 4.950%, 02/03/2036	99,398	0.1
100,000	International Business Machines Corp., 5.800%, 02/03/2056	95,675	0.1
25,000	Intuit, Inc., 5.200%, 09/15/2033	25,443	0.0
90,000	Intuit, Inc., 5.500%, 09/15/2053	82,851	0.1
29,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	26,831	0.0
24,000	Marvell Technology, Inc., 5.750%, 02/15/2029	24,783	0.0
30,000	Micron Technology, Inc., 3.366%, 11/01/2041	23,303	0.0
38,000	Micron Technology, Inc., 5.800%, 01/15/2035	40,474	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
119,000	Micron Technology, Inc., 6.050%, 11/01/2035	$128,458	0.2
61,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	57,687	0.1
42,000	MSCI, Inc., 5.150%, 03/15/2036	40,702	0.1
31,000	NetApp, Inc., 5.500%, 03/17/2032	31,750	0.0
25,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	24,787	0.0
69,000	Oracle Corp., 2.300%, 03/25/2028	65,753	0.1
30,000	Oracle Corp., 2.950%, 04/01/2030	27,393	0.0
35,000	Oracle Corp., 3.800%, 11/15/2037	27,813	0.0
2,000	Oracle Corp., 3.850%, 07/15/2036	1,658	0.0
6,000	Oracle Corp., 3.850%, 04/01/2060	3,535	0.0
40,000	Oracle Corp., 4.950%, 02/04/2031	39,151	0.1
31,000	Oracle Corp., 5.200%, 09/26/2035	29,093	0.0
60,000	Oracle Corp., 5.350%, 05/04/2033	58,430	0.1
63,000	Oracle Corp., 5.375%, 09/27/2054	48,886	0.1
25,000	Oracle Corp., 5.500%, 09/27/2064	19,164	0.0
37,000	Oracle Corp., 5.875%, 09/26/2045	31,945	0.0
122,000	Oracle Corp., 5.950%, 09/26/2055	102,711	0.1
51,000	Oracle Corp., 6.000%, 08/03/2055	42,798	0.1
46,000	Oracle Corp., 6.100%, 09/26/2065	38,170	0.1
21,000	Oracle Corp., 6.125%, 08/03/2065	17,482	0.0
18,000	Oracle Corp., 6.550%, 02/04/2046	16,805	0.0
18,000	Oracle Corp., 6.850%, 02/04/2066	16,564	0.0
31,000	Qualcomm, Inc., 4.750%, 05/20/2032	31,180	0.0
38,000	Salesforce, Inc., 4.900%, 09/15/2031	37,955	0.1
44,000	Salesforce, Inc., 5.200%, 03/15/2033	43,938	0.1
35,000	Salesforce, Inc., 5.550%, 03/15/2036	34,904	0.1
31,000	Salesforce, Inc., 6.400%, 03/15/2046	31,234	0.0
42,000	Salesforce, Inc., 6.550%, 03/15/2056	42,174	0.1
30,000	Synopsys, Inc., 5.000%, 04/01/2032	30,270	0.0

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
27,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	$27,598	0.0
29,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	26,700	0.0
		2,604,094	3.3
	Utilities: 3.8%
52,000	AEP Texas, Inc., 5.450%, 05/15/2029	53,340	0.1
19,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	19,155	0.0
51,000	AES Corp., 5.800%, 03/15/2032	51,311	0.1
14,000	Alabama Power Co., 5.850%, 11/15/2033	14,829	0.0
27,000 (2)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	27,024	0.0
26,000	Ameren Corp., 1.750%, 03/15/2028	24,735	0.0
21,000	Ameren Corp., 5.000%, 01/15/2029	21,336	0.0
29,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	25,998	0.0
27,000	Avangrid, Inc., 3.800%, 06/01/2029	26,360	0.0
23,000	Black Hills Corp., 3.050%, 10/15/2029	21,875	0.0
145,000	Black Hills Corp., 4.550%, 01/31/2031	143,517	0.2
14,000	Black Hills Corp., 6.000%, 01/15/2035	14,540	0.0
24,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	25,184	0.0
23,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	23,581	0.0
23,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	22,537	0.0
16,000 (2)	CMS Energy Corp., 3.750%, 12/01/2050	14,606	0.0
60,000 (2)	CMS Energy Corp., 4.750%, 06/01/2050	58,234	0.1
5,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	5,082	0.0
16,000	DTE Energy Co., 4.950%, 07/01/2027	16,107	0.0
44,000	DTE Energy Co., 5.200%, 04/01/2030	44,890	0.1
14,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	12,812	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
36,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	$32,191	0.0
10,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	10,621	0.0
17,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	15,478	0.0
17,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	15,485	0.0
40,000	Entergy Arkansas LLC, 5.750%, 01/15/2056	39,249	0.1
24,000	Entergy Corp., 2.400%, 06/15/2031	21,325	0.0
14,000	Entergy Corp., 2.800%, 06/15/2030	13,024	0.0
22,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	22,096	0.0
23,000	Entergy Texas, Inc., 4.000%, 03/30/2029	22,809	0.0
51,000	Essential Utilities, Inc., 2.704%, 04/15/2030	47,356	0.1
14,000	Essential Utilities, Inc., 5.375%, 01/15/2034	14,199	0.0
22,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	22,186	0.0
9,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	9,552	0.0
23,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	21,038	0.0
29,000	Eversource Energy, 2.550%, 03/15/2031	26,178	0.0
53,000	Eversource Energy, 2.900%, 03/01/2027	52,328	0.1
15,000	Eversource Energy, 5.125%, 05/15/2033	14,958	0.0
32,000	Eversource Energy, 5.450%, 03/01/2028	32,530	0.0
17,000	Eversource Energy, 5.500%, 01/01/2034	17,247	0.0
32,000	Eversource Energy, 5.950%, 02/01/2029	33,161	0.1
29,000	Eversource Energy U, 1.400%, 08/15/2026	28,680	0.0
52,000	Exelon Corp., 5.150%, 03/15/2028	52,633	0.1
23,000	Exelon Corp., 5.150%, 03/15/2029	23,446	0.0
39,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	38,692	0.1
21,000	Florida Power & Light Co., 4.625%, 05/15/2030	21,219	0.0

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
24,000	Florida Power & Light Co., 5.300%, 06/15/2034	$24,685	0.0
17,000	Georgia Power Co., 4.650%, 05/16/2028	17,140	0.0
28,000	Idaho Power Co., 4.850%, 03/01/2036	27,417	0.0
24,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	23,136	0.0
7,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	6,291	0.0
10,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	10,340	0.0
29,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	29,593	0.0
44,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	45,676	0.1
10,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	10,346	0.0
27,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	26,743	0.0
23,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	24,197	0.0
31,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	29,648	0.0
35,000	National Grid PLC, 5.418%, 01/11/2034	35,680	0.1
50,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	46,447	0.1
26,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	23,324	0.0
7,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	6,791	0.0
5,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	5,300	0.0
24,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	20,691	0.0
45,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	44,160	0.1
58,000 (2)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	56,036	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
36,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	$36,886	0.1
40,000	NextEra Energy Capital Holdings, Inc., 5.850%, 03/01/2056	39,068	0.1
35,000 (2)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	35,675	0.1
36,000 (2)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	37,164	0.1
38,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	34,196	0.1
6,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	5,639	0.0
43,000	NiSource, Inc., 5.850%, 04/01/2055	41,830	0.1
93,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	94,520	0.1
15,000	NSTAR Electric Co., 1.950%, 08/15/2031	13,128	0.0
10,000	NSTAR Electric Co., 5.400%, 06/01/2034	10,226	0.0
13,000	OGE Energy Corp., 5.450%, 05/15/2029	13,322	0.0
17,000	ONE Gas, Inc., 5.100%, 04/01/2029	17,352	0.0
15,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	11,731	0.0
9,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	7,432	0.0
41,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	41,653	0.1
49,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	49,795	0.1
17,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	17,296	0.0
18,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	15,853	0.0
39,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	34,617	0.1
31,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	31,320	0.0
46,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	46,906	0.1
14,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	14,176	0.0

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
35,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	$35,783	0.1
48,000 (2)	Sempra, 6.400%, 10/01/2054	47,866	0.1
42,000	Southern Co., 5.113%, 08/01/2027	42,378	0.1
53,000 (2)	Southern Co. 21-A, 3.750%, 09/15/2051	52,663	0.1
14,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	14,204	0.0
113,000	Southwestern Public Service Co., 5.300%, 05/15/2035	113,393	0.2
6,000	Southwestern Public Service Co., 6.000%, 06/01/2054	6,049	0.0
37,000	Tucson Electric Power Co., 5.200%, 09/15/2034	37,241	0.1
42,000	Virginia Electric and Power Co., 4.950%, 03/15/2036	40,959	0.1
50,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	47,765	0.1
29,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	27,394	0.0
14,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	14,155	0.0
16,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	15,186	0.0
17,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	17,264	0.0
37,000	Xcel Energy, Inc., 5.600%, 04/15/2035	37,619	0.1
		3,028,079	3.8
	Total Corporate Bonds/ Notes
	(Cost $25,048,161)	24,735,537	30.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.0%
	Government National Mortgage Association: 3.6%
1,486,960	4.500%, 11/20/2055	1,438,423	1.8
1,446,968	5.000%, 10/20/2054	1,435,723	1.8
		2,874,146	3.6
	Uniform Mortgage-Backed Securities: 22.4%
2,376,449	2.000%, 02/01/2052	1,925,118	2.4
3,592,000 (3)	2.000%, 04/01/2056	2,894,085	3.6
3,132,650	2.500%, 05/01/2052	2,652,948	3.3
1,685,000 (3)	2.500%, 04/01/2056	1,416,980	1.8
2,326,823	3.000%, 06/01/2052	2,050,318	2.6
1,939,779	3.500%, 02/01/2051	1,798,276	2.2
2,015,181	4.000%, 08/01/2055	1,903,471	2.4

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,217,210	5.500%, 01/01/2056	$2,229,428	2.8
998,865	6.000%, 05/01/2055	1,018,757	1.3
		17,889,381	22.4
	Total U.S. Government Agency Obligations
	(Cost $20,878,573)	20,763,527	26.0
U.S. TREASURY OBLIGATIONS: 20.2%
	United States Treasury Bonds: 7.8%
1,300,000	3.000%, 08/15/2052	924,447	1.1
800,000	4.375%, 05/15/2041	770,781	1.0
2,288,100	4.625%, 02/15/2046	2,206,050	2.8
1,343,200	4.625%, 11/15/2055	1,283,596	1.6
1,000,000	4.750%, 02/15/2041	1,005,859	1.3
		6,190,733	7.8
	United States Treasury Notes: 12.4%
1,617,100	3.500%, 03/15/2029	1,602,887	2.0
2,126,900	3.875%, 03/31/2028	2,130,140	2.7
1,898,600	3.875%, 03/31/2031	1,892,593	2.4
800,000	4.000%, 01/15/2027	801,640	1.0
1,811,800	4.125%, 02/15/2036	1,783,632	2.2
1,701,900	4.250%, 03/31/2033	1,713,734	2.1
		9,924,626	12.4
	Total U.S. Treasury Obligations
	(Cost $16,374,053)	16,115,359	20.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.1%
500,000 (1)(2)	Acore Issuer LLC 2026-FL1 A, 5.125%, (TSFR1M + 1.450%), 08/20/2043	500,526	0.6
600,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 AS, 5.420%, (TSFR1M + 1.750%), 09/20/2043	600,924	0.8
300,000 (1)(2)	AREIT Ltd. 2025-CRE10 AS, 5.220%, (TSFR1M + 1.542%), 01/17/2030	299,453	0.4
500,000 (1)(2)	Brspl3 Ltd. 2026-FL3 B, 5.627%, (TSFR1M + 1.950%), 08/19/2043	500,889	0.6
500,000 (1)(2)	BX Commercial Mortgage Trust 2026-CSMO B, 5.373%, (TSFR1M + 1.700%), 02/15/2043	500,906	0.7
500,000 (1)(2)	BX Commercial Mortgage Trust 2026-XL6 B, 5.123%, (TSFR1M + 1.450%), 03/15/2043	497,119	0.6
400,000 (1)(2)	BX Trust 2026-CART C, 5.223%, (TSFR1M + 1.550%), 02/15/2036	397,329	0.5

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (1)(2)	BXMT Ltd. 2026-FL6 AS, 5.427%, (TSFR1M + 1.750%), 08/19/2043	$500,774	0.6
250,000	COMM Mortgage Trust 2018-COR3 A3, 4.228%, 05/10/2051	245,363	0.3
247,670 (1)(2)	Extended Stay America Trust 2026-ESH2 C, 5.273%, (TSFR1M + 1.600%), 02/15/2043	248,470	0.3
500,000 (1)(2)	FS 2026-ORL B, 5.223%, (TSFR1M + 1.550%), 02/15/2041	499,925	0.6
500,000 (1)(2)	FS Rialto Issuer LLC 2026-FL11 B, 5.565%, (TSFR1M + 1.900%), 01/19/2044	500,652	0.6
500,000 (1)(2)	LSTR Trust 2026-HTL6 A, 5.173%, (TSFR1M + 1.500%), 12/15/2040	498,792	0.6
500,000 (1)(2)	MF1 LLC 2025-FL17 A, 5.000%, (TSFR1M + 1.320%), 02/18/2040	500,332	0.6
500,000 (1)(2)	MF1 LLC 2026-FL21 A, 5.030%, (TSFR1M + 1.350%), 02/18/2041	499,471	0.6
500,000 (1)(2)	ONNI Commercial Mortgage Trust 2024-APT A, 5.196%, 07/15/2039	506,550	0.7
	Total Commercial Mortgage-Backed Securities
	(Cost $7,302,009)	7,297,475	9.1
ASSET-BACKED SECURITIES: 8.7%
	Automobile Asset-Backed Securities: 0.8%
350,000	CarMax Auto Owner Trust 2026-1 A3, 4.040%, 03/17/2031	349,035	0.4
300,000	Exeter Automobile Receivables Trust 2026-1A A3, 4.030%, 03/15/2030	299,161	0.4
		648,196	0.8
	Other Asset-Backed Securities: 7.5%
250,000 (1)(2)	ARES LX CLO Ltd. 2021-60A AR2, 4.628%, (TSFR3M + 0.960%), 07/18/2034	249,463	0.3
500,000 (1)(2)	Bain Capital Credit CLO Ltd. 2021-4A A1RR, 4.668%, (TSFR3M + 1.000%), 10/20/2034	499,241	0.6
500,000 (1)(2)	Bain Capital Credit CLO Ltd. 2024-1A A1R, 4.851%, (TSFR3M + 1.170%), 04/16/2039	500,237	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000 (1)(2)	Barings CLO Ltd. 2024-1A A1R, 4.848%, (TSFR3M + 1.170%), 01/20/2039	$249,319	0.3
111,667 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	104,034	0.2
500,000 (1)(2)	ICG US CLO Ltd. 2014-1A A1A3, 4.673%, (TSFR3M + 1.000%), 10/20/2034	500,145	0.6
300,000 (1)(2)	ICG US CLO Ltd. 2014-1A BR3, 5.423%, (TSFR3M + 1.750%), 10/20/2034	299,991	0.4
250,000 (1)(2)	Invesco US CLO Ltd. 2023-1A AR2, 4.781%, (TSFR3M + 1.110%), 04/22/2037	248,771	0.3
500,000 (1)(2)	LCM 39 Ltd./Jersey 39A A1R2, 4.703%, (TSFR3M + 1.040%), 10/15/2034	498,092	0.6
500,000 (1)(2)	Magnetite XXIII Ltd. 2019-23A AR2, 4.637%, (TSFR3M + 0.990%), 01/25/2035	499,103	0.6
500,000 (1)(2)	Navesink Clo 5 Ltd. 2026-5A B1, 5.307%, (TSFR3M + 1.600%), 03/31/2039	499,985	0.6
250,000 (1)(2)	Neuberger Berman Loan Advisers Clo 51 Ltd. 2022-51A AR2, 4.668%, (TSFR3M + 1.000%), 10/23/2036	250,054	0.3
400,000 (1)(2)	Octagon Investment Partners 49 Ltd. 2020-5A ARR, 4.792%, (TSFR3M + 1.120%), 04/15/2037	397,536	0.5
400,000 (1)(2)	Palmer Square Loan Funding Ltd. 2024-3A A2R, 4.810%, (TSFR3M + 1.150%), 08/08/2032	399,747	0.5
350,000 (1)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	351,342	0.5
250,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A AR, 4.960%, (TSFR3M + 1.030%), 10/25/2034	250,017	0.3
207,667 (1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	195,371	0.3
		5,992,448	7.5

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.4%
311,935 (1)	SMB Private Education Loan Trust 2025-A A1A, 5.130%, 04/15/2054	$314,471	0.4
	Total Asset-Backed Securities
	(Cost $6,966,941)	6,955,115	8.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
500,000 (1)(2)	Chase Home Lending Mortgage Trust Series 2026-3 A9B, 5.000%, 01/25/2057	488,824	0.6
394,365 (1)(2)	Chase Mortgage Finance Corp. 2026-CINV1 A9B, 5.000%, 01/25/2057	386,272	0.5
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2026-R02 1M2, 5.162%, (SOFR30A + 1.500%), 02/25/2046	503,207	0.7
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2026-DNA2 M2, 5.272%, (SOFR30A + 1.600%), 03/25/2046	501,016	0.6
500,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-9 A8, 5.500%, 03/25/2056	496,966	0.6
500,000 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2026-1 A2, 5.000%, 04/25/2056	491,309	0.6
491,827 (1)(2)	OBX Trust 2026-J1 A2, 5.000%, 02/25/2056	484,899	0.6
496,008 (1)(2)	PMT Loan Trust 2026-J2 A19, 5.500%, 03/25/2057	491,749	0.6
495,502 (1)(2)	Sequoia Mortgage Trust 2026-3 A19, 5.000%, 03/25/2056	484,412	0.6
500,000 (1)(2)	SG Residential Mortgage Trust 2026-2 A1, 5.251%, 04/25/2066	499,047	0.6
	Total Collateralized Mortgage Obligations
	(Cost $4,855,871)	4,827,701	6.0

			Percentage
			of Net
Shares	RA	Value	Assets
MUTUAL FUNDS: 3.0%
	Affiliated Investment Companies: 3.0%
75,193 (4)	Voya VACS Series EMHCD Fund	784,265	1.0

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
156,335 (4)	Voya VACS Series HYB Fund	$1,589,928	2.0
		2,374,193	3.0
	Total Mutual Funds
	(Cost $2,426,885)	2,374,193	3.0

	Total Long-Term Investments
	(Cost $83,852,493)	83,068,907	103.9
	Total Investments in Securities
	(Cost $83,852,493)	$83,068,907	103.9
	Liabilities in Excess of Other Assets	(3,091,410)	(3.9)
	Net Assets	$79,977,497	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(3)	Represents or includes a “to be announced” (TBA) security transaction.
(4)	Investment in affiliate.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$24,735,537	$—	$24,735,537
U.S. Government Agency Obligations	—	20,763,527	—	20,763,527
U.S. Treasury Obligations	—	16,115,359	—	16,115,359
Commercial Mortgage-Backed Securities	—	7,297,475	—	7,297,475
Asset-Backed Securities	—	6,955,115	—	6,955,115
Collateralized Mortgage Obligations	—	4,827,701	—	4,827,701
Mutual Funds	2,374,193	—	—	2,374,193
Total Investments, at fair value	$2,374,193	$80,694,714	$—	83,068,907
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	8,807	—	8,807
Futures	5,830	—	—	5,830
Total Assets	$2,380,023	$80,703,521	$—	$83,083,544
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(10,266)	$—	(10,266)
Futures	(63,175)	—	—	(63,175)
Total Liabilities	$(63,175)	$(10,266)	$—	$(73,441)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended March 31, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 1/22/2026	at Cost	at Cost	(Depreciation)	3/31/2026	Income	(Losses)	Distributions
Voya VACS Series EMHCD Fund	$—	$808,971	$—	$(24,706)	$784,265	$7,972	$—	$—
Voya VACS Series HYB Fund	—	1,617,914	—	(27,986)	1,589,928	15,915	—	—
	$—	$2,426,885	$—	$(52,692)	$2,374,193	$23,887	$—	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At March 31, 2026, the following futures contracts were outstanding for Voya VACS Series CB Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	74	06/30/26	$15,350,953	$(19,826)
U.S. Treasury 5-Year Note	45	06/30/26	4,868,086	(35,930)
U.S. Treasury Long Bond	3	06/18/26	341,625	(7,319)
U.S. Treasury Ultra Long Bond	10	06/18/26	1,165,625	9
			$21,726,289	$(63,066)
Short Contracts:
U.S. Treasury 10-Year Note	(11)	06/18/26	(1,221,515)	5,821

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
U.S. Treasury Ultra 10-Year Note	(3)	06/18/26	$(340,547)	$(100)
			$(1,562,062)	$5,721

At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya VACS Series CB Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index, Series
45, Version 2	Sell	5.000	12/20/30	USD	1,595,781	$84,036	$(10,266)
CDX North American High Yield Index, Series
46, Version 1	Sell	5.000	06/20/31	USD	1,100,000	52,702	8,807
						$136,738	$(1,459)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$5,830
Credit contracts	Variation margin receivable on centrally cleared swaps*	8,807
Total Asset Derivatives		$14,637

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$63,175
Credit contracts	Variation margin payable on centrally cleared swaps*	10,266
Total Liability Derivatives		$73,441

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya VACS Series CB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest rate contracts	$73,467	$4,985	$78,452
Total	$73,467	$4,985	$78,452

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$(1,459)	$(1,459)
Interest rate contracts	(57,345)	—	(57,345)
Total	$(57,345)	$(1,459)	$(58,804)

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $83,838,501.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$28,046
Gross Unrealized Depreciation	(856,444)
Net Unrealized Depreciation	$(828,398)

See Accompanying Notes to Financial Statements

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 59.6%
	Angola: 1.5%
550,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$543,813	0.5
300,000	Angolan Government International Bond, 8.750%, 04/14/2032	292,125	0.2
400,000 (1)	Angolan Government International Bond, 9.375%, 03/31/2033	394,252	0.3
350,000	Angolan Government International Bond, 9.375%, 05/08/2048	311,150	0.3
200,000	Angolan Government International Bond, 9.875%, 10/15/2035	201,000	0.2
		1,742,340	1.5

	Argentina: 2.6%
744,319 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	625,135	0.6
156,878	Argentine Republic Government International Bond, 1.000%, 07/09/2029	138,033	0.1
550,000 (2)	Argentine Republic Government International Bond, 3.500% (Step Rate @ 4.875% on 07/09/2029), 07/09/2041	369,050	0.3
2,056,220 (2)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,490,760	1.3
451,019 (3)	Argentine Republic Government International Bond, 5.000%, 01/09/2038	340,970	0.3
		2,963,948	2.6

	Bahrain: 1.8%
1,450,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,455,989	1.3
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	591,300	0.5
		2,047,289	1.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Benin: 0.2%
200,000	Benin Government International Bond, 8.375%, 01/23/2041	$198,143	0.2

	Brazil: 3.2%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	335,190	0.3
500,000	Brazilian Government International Bond, 6.000%, 10/20/2033	501,387	0.4
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	199,907	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	986,580	0.9
200,000	Brazilian Government International Bond, 6.250%, 05/22/2036	196,800	0.2
600,000	Brazilian Government International Bond, 6.625%, 03/15/2035	615,150	0.5
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	884,430	0.7
		3,719,444	3.2

	Colombia: 3.5%
300,000	Colombia Government International Bond, 3.250%, 04/22/2032	250,875	0.2
350,000	Colombia Government International Bond, 5.000%, 06/15/2045	251,738	0.2
325,000	Colombia Government International Bond, 6.125%, 01/21/2031	320,531	0.3
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	437,000	0.4
550,000	Colombia Government International Bond, 6.500%, 01/21/2033	538,862	0.5
500,000	Colombia Government International Bond, 7.750%, 11/07/2036	512,763	0.5
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	491,028	0.4
355,000	Colombia Government International Bond, 8.000%, 11/14/2035	372,581	0.3
775,000	Colombia Government International Bond, 8.375%, 11/07/2054	801,931	0.7
		3,977,309	3.5

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Costa Rica: 0.9%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	$588,944	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	489,684	0.4
		1,078,628	0.9

	Dominican Republic: 2.1%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	184,950	0.1
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	425,406	0.4
1,050,000	Dominican Republic International Bond, 5.875%, 01/30/2060	880,950	0.8
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	554,538	0.5
200,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	195,400	0.2
150,000 (1)	Dominican Republic International Bond, 7.050%, 02/03/2031	155,437	0.1
		2,396,681	2.1

	Ecuador: 0.7%
442,550 (1)(2)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	345,742	0.3
497,340 (1)(3)	Ecuador Government International Bond, 6.900%, 07/31/2035	437,286	0.4
		783,028	0.7

	Egypt: 2.3%
800,000 (4)	Egypt Government International Bond, 5.800%, 09/30/2027	789,848	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	382,450	0.3
375,000 (1)	Egypt Government International Bond, 8.625%, 02/04/2030	388,552	0.3
675,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	591,965	0.5
200,000	Egypt Government International Bond, 8.875%, 05/29/2050	177,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Egypt: (continued)
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	$309,750	0.3
		2,639,565	2.3

	El Salvador: 0.2%
275,000	El Salvador Government International Bond, 7.650%, 06/15/2035	270,188	0.2

	Ghana: 0.7%
103,789 (5)	Ghana Government International Bond, 4.540%, 01/03/2030	87,832	0.1
278,863 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2029	266,662	0.2
492,800 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2035	421,344	0.4
		775,838	0.7

	Guatemala: 1.4%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	434,533	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	614,100	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	260,297	0.2
300,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	314,966	0.3
		1,623,896	1.4

	Honduras: 0.4%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	247,481	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	201,435	0.2
		448,916	0.4

	Hungary: 2.4%
300,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	178,125	0.1
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	445,149	0.4

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Hungary: (continued)
800,000	Hungary Government International Bond, 5.500%, 03/26/2036	$780,200	0.7
525,000	Hungary Government International Bond, 6.750%, 09/23/2055	535,542	0.5
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	567,192	0.5
300,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	303,942	0.2
		2,810,150	2.4

	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	268,035	0.2

	Indonesia: 1.4%
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	300,221	0.3
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,287,799	1.1
		1,588,020	1.4

	Ivory Coast: 1.2%
575,000 (1)	Ivory Coast Government International Bond, 6.750%, 02/25/2041	505,202	0.5
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	306,000	0.3
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	385,312	0.3
148,849 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	146,227	0.1
		1,342,741	1.2

	Jamaica: 0.8%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	459,445	0.4
400,000	Jamaica Government International Bond, 8.000%, 03/15/2039	461,445	0.4
		920,890	0.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Jordan: 0.9%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	$984,194	0.9

	Kenya: 0.7%
250,000	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	207,880	0.2
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	217,822	0.2
250,000	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	217,067	0.2
200,000	Republic of Kenya Government International Bond, 9.500%, 03/05/2036	195,200	0.1
		837,969	0.7

	Lebanon: 0.8%
2,000,000 (6)	Lebanon Government International Bond, 6.100%, 10/04/2022	476,000	0.4
2,000,000 (6)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	476,000	0.4
		952,000	0.8

	Mexico: 4.5%
975,000 (1)	Eagle Funding Luxco Sarl, 5.500%, 08/17/2030	978,412	0.9
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	693,232	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	902,049	0.8
386,000	Mexico Government International Bond, 5.850%, 07/02/2032	390,835	0.3
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,101,268	1.0
477,000	Mexico Government International Bond, 6.625%, 01/29/2038	486,075	0.4
600,000	Mexico Government International Bond, 6.875%, 05/13/2037	629,100	0.5
		5,180,971	4.5

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	$345,434	0.3

	Nigeria: 2.3%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	503,400	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	538,433	0.5
300,000	Nigeria Government International Bond, 7.625%, 11/28/2047	273,750	0.2
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	482,614	0.4
175,000	Nigeria Government International Bond, 7.875%, 02/16/2032	177,188	0.2
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	303,750	0.3
350,000	Nigeria Government International Bond, 8.250%, 09/28/2051	336,175	0.3
		2,615,310	2.3

	Oman: 0.7%
400,000	Oman Government International Bond, 6.000%, 08/01/2029	411,148	0.4
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	358,750	0.3
		769,898	0.7

	Pakistan: 0.7%
200,000	Pakistan Global Sukuk Programme Co. Ltd., 7.950%, 01/31/2029	198,250	0.2
200,000	Pakistan Government International Bond, 6.875%, 12/05/2027	197,550	0.2
200,000	Pakistan Government International Bond, 7.375%, 04/08/2031	186,037	0.2
200,000	Pakistan Government International Bond, 8.875%, 04/08/2051	178,409	0.1
		760,246	0.7

	Panama: 1.7%
550,000	Panama Government International Bond, 4.500%, 01/19/2063	404,277	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	520,125	0.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Panama: (continued)
550,000	Panama Government International Bond, 6.700%, 01/26/2036	$581,595	0.5
410,000 (4)	Panama Government International Bond, 7.500%, 03/01/2031	451,513	0.4
		1,957,510	1.7

	Paraguay: 1.3%
43,000	Paraguay Government International Bond, 5.000%, 04/15/2026	43,067	0.1
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	598,528	0.5
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	570,350	0.5
225,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	234,382	0.2
		1,446,327	1.3

	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	238,563	0.2

	Philippines: 0.9%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	530,097	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	507,000	0.4
		1,037,097	0.9

	Poland: 1.1%
590,000	Republic of Poland Government International Bond 10Y, 5.375%, 02/12/2035	600,767	0.5
720,000	Republic of Poland Government International Bond 30Y, 5.500%, 03/18/2054	665,697	0.6
		1,266,464	1.1

	Romania: 2.9%
1,076,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	946,853	0.8
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	439,473	0.4

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Romania: (continued)
130,000	Romanian Government International Bond, 4.000%, 02/14/2051	$84,097	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	236,400	0.2
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	646,380	0.6
528,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	526,020	0.4
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	298,875	0.2
200,000	Romanian Government International Bond, 7.625%, 01/17/2053	210,376	0.2
		3,388,474	2.9

	Saudi Arabia: 3.0%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,054,043	0.9
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	405,750	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	877,782	0.8
825,000	Saudi Government International Bond, 5.625%, 01/13/2035	852,976	0.7
300,000 (4)	Saudi Government International Bond, 5.750%, 01/16/2054	282,750	0.2
		3,473,301	3.0

	Senegal: 0.2%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	266,250	0.2

	Serbia: 0.4%
250,000	Serbia International Bond, 2.125%, 12/01/2030	216,172	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	287,495	0.2
		503,667	0.4

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	South Africa: 2.0%
300,000	Republic of South Africa Government International Bond, 6.125%, 12/11/2037	$279,189	0.2
450,000 (1)	Republic of South Africa Government International Bond, 7.250%, 12/11/2055	412,875	0.4
450,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	446,063	0.4
500,000	Republic of South Africa Government International Bond 30Y, 5.750%, 09/30/2049	388,750	0.3
600,000	Republic of South Africa Government International Bond 30Y, 6.300%, 06/22/2048	503,250	0.4
350,000	Republic of South Africa Government International Bond 30Y, 7.300%, 04/20/2052	325,500	0.3
		2,355,627	2.0

	Sri Lanka: 1.1%
202,000 (1)(2)	Sri Lanka Government International Bond, 3.100% (Step Rate @ 3.350% on 07/15/2027), 01/15/2030	187,103	0.2
246,220 (1)(2)	Sri Lanka Government International Bond, 3.350% (Step Rate @ 3.600% on 09/15/2027), 03/15/2033	205,840	0.2
371,514 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 08/15/2027), 02/15/2038	333,422	0.3
185,679 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 11/15/2027), 05/15/2036	164,883	0.1
267,540 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 5.100% on 12/15/2027), 06/15/2035	203,665	0.2

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: (continued)
185,274 (1)	Sri Lanka Government International Bond, 4.000%, 04/15/2028	$177,492	0.1
		1,272,405	1.1

	Trinidad and Tobago: 0.3%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	398,680	0.3

	Turkey: 3.3%
800,000	Turkey Government International Bond, 7.250%, 05/29/2032	803,376	0.7
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	296,625	0.2
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	828,240	0.7
820,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	781,993	0.7
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	457,311	0.4
400,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	427,272	0.4
200,000 (1)	Turkey Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	205,565	0.2
		3,800,382	3.3

	Ukraine: 1.3%
110,474 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	65,069	0.1
412,832 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	177,931	0.1
348,869 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	161,875	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SOVEREIGN BONDS: (continued)
	Ukraine: (continued)
290,724 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	$134,605	0.1
299,400 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2029	211,077	0.2
418,033 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2034	224,066	0.2
569,548 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2035	299,582	0.3
535,466 (1)(2)	Ukraine Government International Bond, 4.500% (Step Rate @ 6.000% on 01/02/2027), 02/01/2036	276,301	0.2
		1,550,506	1.3

	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	255,313	0.2

	Uruguay: 0.1%
82,223	Uruguay Government International Bond, 4.375%, 10/27/2027	82,736	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	51,851	0.0
		134,587	0.1

	Venezuela: 0.9%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	71,728	0.1
550,000 (6)	Venezuela Government International Bond, 9.250%, 09/15/2027	263,295	0.2
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	125,641	0.1

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Venezuela: (continued)
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	$92,917	0.1
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	217,547	0.2
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	295,190	0.2
		1,066,318	0.9

	Zambia: 0.3%
189,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	124,016	0.1
179,056 (1)(2)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	168,312	0.2
		292,328	0.3
	Total Sovereign Bonds
	(Cost $64,409,321)	68,744,870	59.6

CORPORATE BONDS/NOTES: 30.6%
	Brazil: 0.4%
450,000 (1)	Nova Securitisation Sarl, 6.500%, 02/03/2036	428,062	0.4

	Chile: 6.7%
416,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	437,969	0.4
708,691 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	715,254	0.6
300,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	238,612	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	744,118	0.7
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	426,488	0.4
1,350,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	1,407,551	1.2
906,000 (1)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	949,687	0.8
400,000 (1)(4)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	272,312	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: (continued)
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	$242,235	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	911,160	0.8
375,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	390,656	0.4
275,000 (1)(3)	Inversiones CMPC SA, 6.700%, 12/09/2057	269,225	0.2
700,000 (1)(3)	Sociedad Quimica y Minera de Chile SA, 5.625%, 04/22/2056	684,425	0.6
		7,689,692	6.7

	Colombia: 0.6%
500,000	Ecopetrol SA, 8.375%, 01/19/2036	507,675	0.4
250,000 (1)	Grupo Energia Bogota SA ESP, 5.750%, 10/22/2035	238,825	0.2
		746,500	0.6

	India: 0.2%
200,000 (1)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	200,750	0.2

	Indonesia: 2.8%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	475,000	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	279,000	0.2
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	509,953	0.5
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	501,188	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	471,815	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	546,312	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	485,998	0.4
		3,269,266	2.8

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Kazakhstan: 0.4%
450,000 (1)	Kaspi.KZ JSC, 6.250%, 03/26/2030	$452,833	0.4

	Malaysia: 0.8%
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	919,453	0.8

	Mexico: 5.4%
825,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 5.875%, 05/07/2030	842,753	0.7
450,000 (1)(3)	Cemex SAB de CV, 7.200%, 12/31/2199	457,703	0.4
566,834 (1)	CFE Fibra E, 5.875%, 09/23/2040	551,831	0.5
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	500,750	0.4
775,000 (1)	Comision Federal de Electricidad, 6.045%, 01/28/2034	753,377	0.7
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	697,025	0.6
350,000 (1)	Comision Federal de Electricidad, 6.500%, 01/28/2051	338,363	0.3
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	223,215	0.2
375,000	Petroleos Mexicanos, 6.500%, 01/23/2029	376,909	0.3
860,000	Petroleos Mexicanos, 6.700%, 02/16/2032	843,875	0.7
275,000	Petroleos Mexicanos, 6.750%, 09/21/2047	220,261	0.2
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	394,300	0.4
		6,200,362	5.4

	Morocco: 0.8%
650,000 (1)	OCP SA, 6.700%, 03/01/2036	671,125	0.6
300,000 (1)	OCP SA, 6.750%, 05/02/2034	313,306	0.2
		984,431	0.8

	Oman: 0.9%
1,100,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,098,625	0.9

	Peru: 2.8%
790,000 (1)(3)	Banco de Credito del Peru S.A., 6.450%, 07/30/2035	797,900	0.7
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	388,025	0.3

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Peru: (continued)
575,000 (1)	Fondo MIVIVIENDA SA, 5.400%, 03/31/2031	$575,000	0.5
650,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.750%, 11/05/2038	697,158	0.6
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	197,333	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	557,000	0.5
		3,212,416	2.8

	Poland: 1.7%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	683,016	0.6
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	955,025	0.8
350,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	367,500	0.3
		2,005,541	1.7

	Saudi Arabia: 0.5%
580,000 (1)	Avilease Capital Ltd., 4.750%, 11/12/2030	565,500	0.5

	South Africa: 2.0%
500,000 (1)	Bidvest Group UK PLC, 6.200%, 09/17/2032	500,525	0.5
800,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	809,439	0.7
975,000 (1)	Sasol Financing USA LLC, 8.750%, 04/10/2033	975,000	0.8
		2,284,964	2.0

	South Korea: 0.5%
600,000 (1)	LG Energy Solution Ltd., 5.875%, 04/02/2036	595,950	0.5

	Thailand: 0.5%
400,000 (1)(3)	GC Treasury Center Co. Ltd., 7.125%, 12/31/2199	389,190	0.3
200,000 (3)	GC Treasury Center Co. Ltd. RegS, 7.125%, 12/31/2199	194,595	0.2
		583,785	0.5

	Turkey: 1.0%
600,000 (1)	TC Ziraat Bankasi AS, 7.250%, 02/04/2030	603,120	0.5
300,000 (1)(3)	TC Ziraat Bankasi AS, 8.375%, 12/31/2199	292,639	0.3

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey: (continued)
275,000 (1)(3)	Yapi ve Kredi Bankasi AS, 7.550%, 06/11/2036	$265,779	0.2
		1,161,538	1.0

	United Arab Emirates: 1.6%
275,000 (3)(4)	Aldar Properties PJSC, 5.875%, 04/14/2056	252,893	0.2
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	522,420	0.5
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	687,307	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	405,971	0.3
		1,868,591	1.6

	Venezuela: 1.0%
1,000,000 (6)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	385,500	0.4
1,750,000 (6)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	719,688	0.6
		1,105,188	1.0
	Total Corporate Bonds/Notes
	(Cost $33,952,243)	35,373,447	30.6
	Total Long-Term Investments
	(Cost $98,361,564)	104,118,317	90.2

SHORT-TERM INVESTMENTS: 12.3%
	Commercial Paper: 6.8%
1,000,000	AutoZone, Inc., 3.960%, 04/01/2026	999,892	0.9
1,000,000	AutoZone, Inc., 3.970%, 04/06/2026	999,347	0.9
1,018,000	Concord Minutemen Capital Co. LLC, 3.750%, 04/06/2026	1,017,372	0.9
1,000,000	Constellation Energy Generation LLC, 4.420%, 04/01/2026	999,879	0.9
1,000,000	McCormick & Co., Inc., 3.930%, 04/01/2026	999,892	0.9
740,000	Parker-Hannifin Corp., 4.060%, 04/09/2026	739,260	0.6
1,000,000	PPL Electric Utilities Corp., 4.040%, 04/10/2026	998,893	0.9

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,000,000	The Sherwin-Williams Co., 3.880%, 04/14/2026	$998,515	0.8
	Total Commercial Paper
	(Cost $7,753,852)	7,753,050	6.8

	Repurchase Agreements: 1.5%
107,005 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $107,016, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $109,145, due 05/07/26-05/15/55)	107,005	0.1
658,000 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $658,066, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $671,160, due 05/12/27-02/20/66)	658,000	0.6
1,000,000 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 05/05/26-01/15/66)	1,000,000	0.8
	Total Repurchase Agreements
	(Cost $1,765,005)	1,765,005	1.5

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 4.0%
1,000,000 (8)	Goldman Sachs Financial Square Government Fund, Institutional Class, 3.530%	$1,000,000	0.9
3,641,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%	3,641,000	3.1
	Total Mutual Funds
	(Cost $4,641,000)	4,641,000	4.0
	Total Short-Term Investments
	(Cost $14,159,857)	14,159,055	12.3
	Total Investments in Securities
	(Cost $112,521,421)	$118,277,372	102.5
	Liabilities in Excess of Other Assets	(2,860,720)	(2.5)
	Net Assets	$115,416,652	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2026.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(4)	Security, or a portion of the security, is on loan.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2026.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2026.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	59.6%
Energy	7.9
Financial	7.5
Basic Materials	6.3
Utilities	5.9
Consumer, Non-cyclical	1.7
Industrial	0.8
Consumer, Cyclical	0.5
Short-Term Investments	12.3
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$68,744,870	$—	$68,744,870
Corporate Bonds/Notes	—	35,373,447	—	35,373,447
Short-Term Investments	4,641,000	9,518,055	—	14,159,055
Total Investments, at fair value	$4,641,000	$113,636,372	$—	$118,277,372
Other Financial Instruments+
Futures	57,126	—	—	57,126
Total Assets	$4,698,126	$113,636,372	$—	$118,334,498
Liabilities Table
Other Financial Instruments+
Futures	$(176,621)	$—	—	$(176,621)
Total Liabilities	$(176,621)	$—	—	$(176,621)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	31	06/30/26	$6,430,804	$(46,231)
U.S. Treasury 5-Year Note	7	06/30/26	757,258	(5,099)
U.S. Treasury Long Bond	22	06/18/26	2,505,250	(60,891)
U.S. Treasury Ultra Long Bond	18	06/18/26	2,098,125	(63,977)
			$11,791,437	$(176,198)
Short Contracts:
U.S. Treasury 10-Year Note	(8)	06/18/26	(888,375)	(423)
U.S. Treasury Ultra 10-Year Note	(26)	06/18/26	(2,951,406)	57,126
			$(3,839,781)	$56,703

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$57,126
Total Asset Derivatives		$57,126
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$176,621
Total Liability Derivatives		$176,621

See Accompanying Notes to Financial Statements.

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(308,249)
Total	$(308,249)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(64,615)
Total	$(64,615)

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $112,374,107.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$7,071,702
Gross Unrealized Depreciation	(1,287,717)
Net Unrealized Appreciation	$5,783,985

See Accompanying Notes to Financial Statements.

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 91.0%
	Basic Materials: 4.7%
600,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	$628,180	0.2
765,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	724,376	0.2
720,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	715,928	0.2
2,010,000 (2)	Celanese US Holdings LLC, 6.750%, 04/15/2033	2,063,452	0.7
562,000 (1)	Chemours Co., 5.750%, 11/15/2028	556,894	0.2
865,000 (1)	Chemours Co., 7.875%, 03/15/2034	865,605	0.3
1,590,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,518,533	0.5
1,065,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	1,041,482	0.4
610,000 (1)	Commercial Metals Co., 5.750%, 11/15/2033	604,157	0.2
795,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	784,566	0.3
1,250,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,244,587	0.4
1,865,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	1,929,022	0.6
755,000 (1)	Novelis Corp., 3.875%, 08/15/2031	673,210	0.2
440,000 (1)	Novelis Corp., 4.750%, 01/30/2030	416,075	0.1
675,000	Olin Corp., 5.000%, 02/01/2030	647,035	0.2
		14,413,102	4.7
	Communications: 11.3%
1,165,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	1,126,384	0.4
215,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	184,131	0.1
2,305,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	2,155,402	0.7
1,995,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,783,900	0.6
1,815,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,801,198	0.6
189,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	188,911	0.1
1,150,000 (1)	Cipher Compute LLC, 7.125%, 11/15/2030	1,192,871	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,245,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	$2,242,812	0.7
597,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	596,738	0.2
835,000 (1)	GCI LLC, 4.750%, 10/15/2028	808,752	0.3
1,265,000 (1)	Gen Digital, Inc., 6.250%, 04/01/2033	1,230,726	0.4
915,000 (1)	Gray Media, Inc., 9.625%, 07/15/2032	915,793	0.3
975,000	Lamar Media Corp., 4.000%, 02/15/2030	931,118	0.3
2,245,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	2,287,904	0.7
1,685,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,648,378	0.5
1,135,000 (1)	McGraw-Hill Education, Inc., 5.750%, 08/01/2028	1,123,103	0.4
990,000 (1)	Nexstar Media, Inc., 4.750%, 11/01/2028	974,175	0.3
1,190,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,148,857	0.4
1,200,000	Paramount Global, 6.875%, 04/30/2036	1,053,260	0.3
875,000	Paramount Global, 7.875%, 07/30/2030	913,805	0.3
1,040,000 (1)	Sirius XM Radio LLC, 5.875%, 04/15/2032	1,034,135	0.3
1,458,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,456,847	0.5
1,335,000 (1)	Snap, Inc., 6.875%, 03/15/2034	1,256,747	0.4
1,100,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,048,198	0.3
920,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	909,961	0.3
1,055,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	1,080,553	0.3
645,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	605,733	0.2
400,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	344,573	0.1
1,000,000 (1)	Vmed O2 UK Financing I PLC, 6.750%, 01/15/2033	894,790	0.3
1,775,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	1,876,734	0.6
		34,816,489	11.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 16.2%
1,260,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	$1,281,080	0.4
1,005,000 (1)	Acushnet Co., 5.625%, 12/01/2033	999,736	0.3
1,175,000 (1)	Adient Global Holdings Ltd., 7.500%, 02/15/2033	1,188,865	0.4
510,000 (1)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	529,334	0.2
795,000 (1)(2)	Advance Auto Parts, Inc., 7.000%, 08/01/2030	805,901	0.3
640,000 (1)(2)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	648,746	0.2
630,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	634,791	0.2
620,000 (1)	Allison Transmission, Inc., 5.875%, 12/01/2033	616,537	0.2
955,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	961,173	0.3
30,834 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	30,876	0.0
1,700,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	1,655,992	0.5
1,625,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,560,132	0.5
1,000,000 (1)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	962,330	0.3
1,585,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,605,344	0.5
1,260,000 (1)	Carnival Corp., 5.750%, 08/01/2032	1,261,165	0.4
1,015,000 (1)(2)	Cinemark USA, Inc., 7.000%, 08/01/2032	1,043,833	0.3
1,210,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 09/15/2032	1,220,442	0.4
735,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	786,793	0.3
605,000 (1)	Gap, Inc., 3.625%, 10/01/2029	565,578	0.2
800,000 (1)	Gap, Inc., 3.875%, 10/01/2031	725,295	0.2
900,000 (1)	Gates Corp., 6.875%, 07/01/2029	924,560	0.3
835,000	Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	817,214	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
430,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 09/15/2033	$428,398	0.1
485,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	489,988	0.2
940,000 (1)	Hilton Domestic
	Operating Co., Inc., 5.875%, 03/15/2033	946,275	0.3
1,485,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,473,905	0.5
990,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	970,665	0.3
560,000 (1)	Light & Wonder International, Inc., 7.500%, 09/01/2031	575,047	0.2
260,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	221,933	0.1
124,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	123,211	0.0
735,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	722,733	0.2
495,000	MGM Resorts International, 4.750%, 10/15/2028	485,999	0.2
545,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	549,812	0.2
1,260,000 (1)	Michaels Cos., Inc., 8.500%, 03/15/2033	1,227,932	0.4
940,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	927,752	0.3
150,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	150,171	0.1
935,000 (1)	NCL Corp. Ltd., 5.875%, 01/15/2031	908,975	0.3
1,325,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	1,315,914	0.4
590,000	Newell Brands, Inc., 6.375%, 09/15/2027	594,728	0.2
710,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	680,201	0.2
705,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	728,089	0.2
1,005,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	1,029,374	0.3
1,180,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,016,160	0.3
1,165,000 (1)	SeaWorld Parks & Entertainment, Inc., 5.250%, 08/15/2029	1,113,436	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
815,000 (1)	Somnigroup International, Inc., 3.875%, 10/15/2031	$741,657	0.2
585,000 (1)	Somnigroup International, Inc., 4.000%, 04/15/2029	562,979	0.2
1,510,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,480,823	0.5
730,000 (1)	Tenneco, Inc., 8.000%, 11/17/2028	727,849	0.2
1,100,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,049,035	0.3
1,185,000 (1)	Viking Cruises Ltd., 5.875%, 10/15/2033	1,170,812	0.4
385,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	385,902	0.1
1,105,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	1,147,917	0.4
3,000,000	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	2,658,750	0.9
1,155,000 (1)(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	1,144,160	0.4
1,545,000	Yum! Brands, Inc., 3.625%, 03/15/2031	1,428,134	0.5
		50,004,433	16.2
	Consumer, Non-cyclical: 18.3%
1,145,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,140,874	0.4
1,100,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	1,077,556	0.4
1,315,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/2030	1,344,952	0.4
1,155,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,129,186	0.4
500,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	488,591	0.2
405,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	386,010	0.1
435,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	421,390	0.1
279,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	278,126	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,280,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	$1,266,182	0.4
1,045,000 (1)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	1,080,269	0.4
1,050,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,051,045	0.3
935,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	941,512	0.3
730,000 (1)	Brink's Co., 6.500%, 06/15/2029	741,797	0.2
280,000 (1)	Brink's Co., 6.750%, 06/15/2032	283,682	0.1
690,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	650,754	0.2
350,000 (1)	CHS/Community Health Systems, Inc., 6.000%, 01/15/2029	346,362	0.1
1,050,000 (1)(2)	Cimpress PLC, 7.375%, 09/15/2032	1,042,142	0.3
1,145,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	1,185,206	0.4
1,020,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	1,077,329	0.3
845,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	775,310	0.3
1,335,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,284,404	0.4
435,000 (1)	DaVita, Inc., 6.750%, 07/15/2033	442,881	0.1
1,180,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	1,092,729	0.4
1,360,000 (1)	EquipmentShare. com, Inc., 8.000%, 03/15/2033	1,405,554	0.5
1,260,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,283,805	0.4
600,000 (1)	Genmab A/S/Genmab Finance LLC, 6.250%, 12/15/2032	615,574	0.2
1,000,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	1,047,646	0.3
1,095,000 (1)	Global Medical Response, Inc., 7.375%, 10/01/2032	1,138,028	0.4
1,095,000 (1)	Herc Holdings, Inc., 7.000%, 06/15/2030	1,123,562	0.4
570,000 (1)(2)	Herc Holdings, Inc., 7.250%, 06/15/2033	584,587	0.2
925,000 (1)	Industrial F&B Investments III, Inc., 7.750%, 02/11/2033	935,409	0.3
1,165,000 (1)	Insulet Corp., 6.500%, 04/01/2033	1,189,974	0.4

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,200,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	$1,171,056	0.4
390,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	416,770	0.1
1,510,000 (1)	LifePoint Health, Inc., 9.875%, 08/15/2030	1,598,731	0.5
2,720,000	Medline Borrower L.P., 5.250%, 10/01/2029	2,697,691	0.9
900,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	734,386	0.2
200,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.750%, 05/15/2034	178,415	0.1
710,000 (1)	Performance Food Group, Inc., 5.625%, 03/01/2034	685,574	0.2
1,160,000	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	1,059,406	0.3
1,245,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,196,077	0.4
415,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	406,761	0.1
875,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	862,792	0.3
685,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.250%, 04/01/2029	686,607	0.2
1,100,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,061,398	0.3
1,150,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	1,097,132	0.4
590,000	Service Corp. International, 5.125%, 06/01/2029	586,583	0.2
655,000	Service Corp. International, 5.750%, 10/15/2032	654,559	0.2
950,000 (1)	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/2032	935,313	0.3
1,530,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,473,514	0.5
1,075,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	1,111,790	0.4
760,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	788,311	0.3
795,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	794,707	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,575,000 (1)	Tenet Healthcare Corp., 6.000%, 11/15/2033	$1,594,902	0.5
55,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	55,159	0.0
1,650,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,662,791	0.5
850,000	United Rentals North America, Inc., 4.875%, 01/15/2028	846,875	0.3
320,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	324,428	0.1
1,015,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,038,377	0.3
420,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	413,465	0.1
1,130,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,148,746	0.4
245,000 (1)	Williams Scotsman, Inc., 7.375%, 10/01/2031	251,371	0.1
		56,386,115	18.3
	Energy: 9.3%
740,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	738,049	0.2
965,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	965,000	0.3
1,005,000 (1)	Archrock Services L.P. / Archrock Partners Finance Corp., 6.000%, 02/01/2034	995,762	0.3
1,000,000 (1)	Civitas Resources, Inc., 8.750%, 07/01/2031	1,045,812	0.3
735,000 (1)	CNX Resources Corp., 7.250%, 03/01/2032	757,845	0.3
1,120,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,137,224	0.4
715,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.375%, 06/30/2033	721,415	0.2
920,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	952,438	0.3
1,105,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,146,504	0.4
430,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	418,822	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
235,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	$228,567	0.1
520,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.250%, 04/15/2032	503,640	0.2
520,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	539,654	0.2
1,510,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,516,439	0.5
1,265,000 (1)	Kodiak Gas Services LLC, 5.875%, 04/01/2031	1,272,049	0.4
1,165,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,207,651	0.4
725,000 (1)	Northern Oil and Gas, Inc., 8.750%, 06/15/2031	754,304	0.3
1,165,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,169,248	0.4
390,000	SM Energy Co., 6.625%, 01/15/2027	390,232	0.1
1,525,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,569,388	0.5
1,635,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	1,618,100	0.5
1,575,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,519,275	0.5
910,000 (1)	Transocean International Ltd., 7.875%, 10/15/2032	972,963	0.3
1,185,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,210,546	0.4
1,265,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,294,368	0.4
1,320,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,373,454	0.5
1,265,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	1,319,495	0.4
1,260,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	1,335,351	0.4
		28,673,595	9.3
	Financial: 11.0%
290,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.750%, 07/01/2032	279,732	0.1
1,375,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	1,382,327	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,155,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	$2,118,791	0.7
940,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	947,271	0.3
1,400,000 (1)(2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,237,369	0.4
1,300,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	1,292,325	0.4
355,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	354,756	0.1
720,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	777,396	0.3
920,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	905,951	0.3
1,700,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,676,877	0.5
1,880,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,827,609	0.6
575,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	573,621	0.2
395,000 (1)	Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029	383,106	0.1
1,480,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	1,464,836	0.5
825,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	769,564	0.2
780,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	757,609	0.2
1,020,000	Navient Corp., 4.875%, 03/15/2028	963,497	0.3
1,995,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,925,291	0.6
1,200,000	OneMain Finance Corp., 6.500%, 03/15/2033	1,148,209	0.4
1,700,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,706,569	0.6
1,745,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	1,767,509	0.6

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
920,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	$881,035	0.3
920,000 (1)	PennyMac Financial Services, Inc., 7.875%, 12/15/2029	941,681	0.3
1,605,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	1,483,187	0.5
650,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 5.750%, 03/15/2034	641,968	0.2
515,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 06/15/2033	524,778	0.2
595,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	607,858	0.2
1,305,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2030	1,317,850	0.4
1,645,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	1,664,730	0.5
610,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	623,316	0.2
1,050,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,079,608	0.4
		34,026,226	11.0
	Industrial: 13.4%
810,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	824,983	0.3
1,020,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	1,053,790	0.4
685,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	688,963	0.2
770,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	789,568	0.3
1,260,000 (1)	Avient Corp., 6.250%, 11/01/2031	1,269,858	0.4
915,000 (1)	Bombardier, Inc., 6.750%, 06/15/2033	946,072	0.3
1,710,000 (1)	Builders FirstSource, Inc., 6.375%, 06/15/2032	1,709,849	0.6
1,020,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,010,411	0.3
1,295,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	1,347,003	0.4
1,020,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,036,596	0.3
1,530,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	1,449,420	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
700,000	Crown Americas LLC, 5.875%, 06/01/2033	$700,324	0.2
1,770,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,802,407	0.6
890,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	876,630	0.3
880,000 (1)(2)	Energizer Holdings, Inc., 6.000%, 09/15/2033	825,249	0.3
670,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	674,712	0.2
590,000 (1)(2)	Entegris, Inc., 3.625%, 05/01/2029	561,303	0.2
1,285,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,285,638	0.4
415,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	406,533	0.1
720,000 (1)	GFL Environmental Holdings US, Inc., 5.500%, 02/01/2034	707,073	0.2
883,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	859,727	0.3
445,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	437,060	0.2
640,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	670,052	0.2
1,410,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,371,364	0.5
300,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	300,814	0.1
800,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	767,083	0.3
2,020,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	2,049,801	0.7
640,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	638,799	0.2
650,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	658,551	0.2
1,225,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,137,119	0.4
1,555,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	1,604,721	0.5
780,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	699,665	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,090,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	$1,028,061	0.3
1,165,000 (1)	Stonepeak Nile Parent LLC, 7.250%, 03/15/2032	1,215,097	0.4
735,000 (1)	Terex Corp., 6.250%, 10/15/2032	740,471	0.2
715,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	715,396	0.2
345,000 (1)	TransDigm, Inc., 6.250%, 01/31/2034	349,089	0.1
605,000 (1)	TransDigm, Inc., 6.375%, 05/31/2033	602,252	0.2
1,145,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	1,169,182	0.4
1,000,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	1,013,855	0.3
900,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	912,376	0.3
985,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	954,735	0.3
1,280,000 (1)	WESCO Distribution, Inc., 5.500%, 04/15/2034	1,263,807	0.4
		41,125,459	13.4
	Technology: 4.4%
930,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	963,262	0.3
930,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	947,313	0.3
2,120,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	2,070,297	0.7
970,000 (1)	Cloud Software Group, Inc., 6.625%, 08/15/2033	863,280	0.3
885,000 (1)(2)	CoreWeave, Inc., 9.250%, 06/01/2030	860,764	0.3
565,000 (1)	Fair Isaac Corp., 6.000%, 05/15/2033	554,729	0.2
950,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	945,344	0.3
800,000 (1)	McAfee Corp., 7.375%, 02/15/2030	661,829	0.2
1,025,000 (1)	OAK-Eagle Acquireco, Inc., 7.250%, 07/01/2033	1,062,663	0.3
1,025,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	1,073,735	0.3
570,000 (1)	Open Text Corp., 3.875%, 12/01/2029	510,021	0.2
1,070,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	957,001	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,070,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	$836,098	0.3
1,340,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,310,748	0.4
		13,617,084	4.4
	Utilities: 2.4%
930,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	944,287	0.3
1,050,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,092,260	0.4
855,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	787,777	0.3
1,375,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	1,376,231	0.4
870,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	877,645	0.3
1,025,000 (3)	PG&E Corp., 6.850%, 09/15/2056	1,013,277	0.3
1,260,000 (1)	Talen Energy Supply LLC, 6.250%, 02/01/2034	1,246,850	0.4
		7,338,327	2.4
	Total Corporate Bonds/ Notes
	(Cost $281,372,153)	280,400,830	91.0
BANK LOANS: 6.2%
	Consumer, Cyclical: 1.3%
1,000,000	AI Aqua Merger Sub Inc FKA Osmosis Buyer Limited, 2026 Term Loan B, 6.411%, (TSFR3M+2.750%), 07/31/2028	997,898	0.3
1,000,000	EG America LLC, Term Loan B, 6.918%, (TSFR1M+2.250%), 02/10/2031	1,002,500	0.4
1,000,000 (4)	Flynn Restaurant Group LP, Add-On Tl, 01/28/2032	983,750	0.3
997,468	LC Ahab US Bidco LLC, Initial Term Loan, 6.168%, (TSFR1M+2.250%), 05/01/2031	989,364	0.3
		3,973,512	1.3
	Consumer, Non-cyclical: 2.6%
1,025,000	Camelot US Acquisition I Co, Term Loan B-1, 6.418%, (TSFR1M+2.250%), 01/31/2031	891,750	0.3
1,000,000	Electron Bidco Inc., 2026 Term Loan, 6.168%, (TSFR1M+2.250%), 02/06/2033	999,453	0.3

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
1,000,000	Ensemble RCM LLC, Term Loan B, 6.660%, (TSFR3M+3.000%), 02/09/2033	$989,464	0.3
997,500	Fugue Finance B.V., 15th Amd USD Term, 5.921%, (TSFR3M+2.250%), 01/09/2032	987,525	0.3
1,000,000	Hopper Merger Sub, Inc., Tranche B, 5.930%, 01/14/2033	988,693	0.3
1,100,000 (4)	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 03/27/2031	1,090,925	0.4
1,000,000	Nourish Buyer I, Inc., 2026-1 Term Loans, 7.669%, (TSFR3M+4.000%), 07/09/2032	1,003,750	0.4
1,000,000 (4)	Primo Brands (BlueTriton Brands/ Nestl Waters NA) Term Loan B 275-15, Tranche B, 6.402%, 03/31/2031	1,002,625	0.3
		7,954,185	2.6
	Industrial: 2.0%
882,353 (4)	Azuria Water Solutions, Inc., 6.430%, 04/25/2033	875,735	0.3
117,647 (4)	Azuria Water Solutions, Inc., Tranche B-DD, 6.430%, 04/25/2033	116,642	0.1
997,487	Chariot Buyer LLC, 2025 New Term Loan B, 6.418%, (TSFR1M+2.250%), 09/08/2032	988,993	0.3
1,000,000	Graham Packaging Company Inc., Initial Term Loan, 5.918%, (TSFR1M+2.250%), 01/26/2033	990,625	0.3
1,000,000	Hillenbrand Inc., Term Loan B, 7.168%, (TSFR1M+2.250%), 02/10/2033	987,500	0.3
997,501	Pro Mach, Amendment No 6 Term Loan, 6.418%, (TSFR1M+2.250%), 10/18/2032	996,441	0.3
1,100,000 (4)	TK Elevator Midco Gmbh, Term Loan B, 04/30/2030	1,103,438	0.4
		6,059,374	2.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Utilities: 0.3%
1,000,000	Discovery Energy Holding Corporation, Term Loan, 6.700%, (TSFR3M+3.000%), 05/01/2031	$1,000,000	0.3
	Total Bank Loans (Cost $19,160,400)	18,987,071	6.2
	Total Long-Term Investments
	(Cost $300,532,553)	299,387,901	97.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 9.2%
	Repurchase Agreements: 3.8%
2,327,248 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/2026, 3.690%, due 04/01/2026 (Repurchase Amount $2,327,483, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.869%, Market Value plus accrued interest $2,373,793, due 11/30/27-10/20/75)	2,327,248	0.8
201,535 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $201,555, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $205,566, due 05/07/26-05/15/55)	201,535	0.1

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,157,376 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2026, 3.670%, due 04/01/2026 (Repurchase Amount $3,157,693, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $3,220,524, due 05/12/27-02/20/66)	$3,157,376	1.0
2,117,782 (5)	Jefferies LLC, Repurchase Agreement dated 03/31/2026, 3.700%, due 04/01/2026 (Repurchase Amount $2,117,997, collateralized by various U.S. Government Agency Obligations, 0.000%-5.350%, Market Value plus accrued interest $2,160,150, due 06/22/26-02/23/44)	2,117,782	0.7
642,705 (5)	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $642,769, collateralized by various U.S. Government Securities, 0.750%-4.625%, Market Value plus accrued interest $655,559, due 11/30/26-02/15/32)	642,705	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,157,376 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/2026, 3.660%, due 04/01/2026 (Repurchase Amount $3,157,693, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,220,524, due 05/05/26-01/15/66)	$3,157,376	1.0
	Total Repurchase Agreements
	(Cost $11,604,022)	11,604,022	3.8

	Time Deposits: 0.8%
320,000 (5)	Canadian Imperial Bank of Commerce, 3.630%, 04/01/2026	320,000	0.1
290,000 (5)	Cooperatieve Rabobank UA, 3.620%, 04/01/2026	290,000	0.1
230,000 (5)	DZ Bank AG, 3.610%, 04/01/2026	230,000	0.1
310,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 04/01/2026	310,000	0.1
330,000 (5)	Mizuho Bank Ltd., 3.640%, 04/01/2026	330,000	0.1
330,000 (5)	Royal Bank of Canada, 3.700%, 04/01/2026	330,000	0.1
310,000 (5)	Societe Generale S.A., 3.620%, 04/01/2026	310,000	0.1
330,000 (5)	Toronto-Dominion Bank, 3.640%, 04/01/2026	330,000	0.1
	Total Time Deposits
	(Cost $2,450,000)	2,450,000	0.8
	Commercial Paper: 3.2%
5,000,000	AutoZone, Inc., 3.970%, 04/06/2026	4,996,735	1.6
4,000,000	Enterprise Products Operating LLC, 4.010%, 04/01/2026	3,999,561	1.3
1,000,000	PPL Electric Utilities Corp., 4.040%, 04/10/2026	998,893	0.3
	Total Commercial Paper
	(Cost $9,996,303)	9,995,189	3.2

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.4%
4,237,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%
	(Cost $4,237,000)	$4,237,000	1.4

	Total Short-Term Investments
	(Cost $28,287,325)	$28,286,211	9.2
	Total Investments in Securities
	(Cost $328,819,878)	$327,674,112	106.4
	Liabilities in Excess of Other Assets	(19,718,303)	(6.4)
	Net Assets	$307,955,809	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2026.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$280,400,830	$—	$280,400,830
Bank Loans	—	18,987,071	—	18,987,071
Short-Term Investments	4,237,000	24,049,211	—	28,286,211
Total Investments, at fair value	$4,237,000	$323,437,112	$—	$327,674,112

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $329,024,412.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,916,412
Gross Unrealized Depreciation	(3,266,712)
Net Unrealized Depreciation	$(1,350,300)

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 36.1%
1,000,000 (1)(2)	1345T 2025-AOA A, 5.273%, (TSFR1M + 1.600%), 06/15/2042	$998,442	0.6
1,250,000 (1)(2)	ACREC LLC 2026-FL4 AS, 5.280%, (TSFR1M + 1.600%), 01/18/2043	1,252,691	0.7
1,000,000 (1)(2)	ACRES Commercial Realty Issuer LLC 2026-FL4 A, 5.110%, (TSFR1M + 1.450%), 08/18/2044	1,001,685	0.6
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	623,788	0.4
1,250,000 (1)(2)	Arbor Realty Commercial Real Estate Notes LLC 2026-FL1 A, 5.170%, (TSFR1M + 1.500%), 09/20/2043	1,252,451	0.7
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 5.620%, (TSFR1M + 1.947%), 12/15/2036	486,625	0.3
1,000,000 (1)(2)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	1,032,173	0.6
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 5.523%, (TSFR1M + 1.850%), 02/15/2042	997,235	0.6
15,775,385 (2)(3)	BANK 2020-BN27 XA, 1.154%, 04/15/2063	556,450	0.3
5,075,371 (2)(3)	BANK 2020-BN30 XA, 1.248%, 12/15/2053	226,167	0.1
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	882,449	0.5
12,731,004 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.514%, 08/15/2052	488,866	0.3
4,967,988 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.208%, 03/15/2062	151,842	0.1
4,712,246 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.489%, 01/15/2054	270,847	0.2
9,988,313 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.063%, 04/15/2054	408,159	0.2
1,000,000	Benchmark Mortgage Trust 2025-V17 A3, 5.075%, 09/15/2058	1,013,498	0.6
1,000,000 (1)(2)	BOCA Commercial Mortgage Trust 2025-BOCA A, 5.273%, (TSFR1M + 1.600%), 12/15/2042	1,002,268	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	BSPRT Issuer LLC 2025-FL12 A, 5.064%, (TSFR1M + 1.386%), 01/17/2043	$999,715	0.6
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 5.619%, (TSFR1M + 1.946%), 04/15/2034	716,659	0.4
1,149,108 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 5.813%, (TSFR1M + 2.141%), 08/15/2041	1,152,021	0.7
1,250,000 (1)(2)	BX Commercial Mortgage Trust 2026-CSMO A, 5.073%, (TSFR1M + 1.400%), 02/15/2043	1,251,874	0.7
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2026-XL6 B, 5.123%, (TSFR1M + 1.450%), 03/15/2043	994,237	0.6
500,000 (1)(2)	BX Trust 2021-LGCY E, 5.487%, (TSFR1M + 1.814%), 10/15/2036	499,662	0.3
289,103 (1)(2)	BX Trust 2021-RISE C, 5.237%, (TSFR1M + 1.564%), 11/15/2036	289,101	0.2
778,260 (1)(2)	BX Trust 2025-LUNR A, 5.173%, (TSFR1M + 1.500%), 06/15/2040	780,065	0.5
5,092,340 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.376%, 08/15/2057	179,026	0.1
1,250,000 (1)(2)	CIP Commercial Mortgage Trust 2025-SBAY A, 5.073%, (TSFR1M + 1.400%), 10/15/2037	1,251,000	0.7
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	502,186	0.3
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	508,641	0.3
1,250,000 (1)(2)	DBC Mortgage Trust 2025-DBC A, 5.023%, (TSFR1M + 1.350%), 11/15/2042	1,250,967	0.7
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 6.423%, (TSFR1M + 2.750%), 03/15/2034	1,252,532	0.7
1,250,000 (1)(2)	Extended Stay America Trust 2025-ESH A, 4.973%, (TSFR1M + 1.300%), 10/15/2042	1,251,641	0.7

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU A, 5.123%, (TSFR1M + 1.450%), 12/15/2039	$1,000,912	0.6
3,876,872 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.978%, 08/25/2036	273,682	0.2
1,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.062%, (TSFR1M + 1.385%), 08/19/2042	1,000,026	0.6
1,000,000 (1)(2)	FS Rialto Issuer LLC 2026-FL11 B, 5.565%, (TSFR1M + 1.900%), 01/19/2044	1,001,304	0.6
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	2,082,362	1.2
3,147,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,897,013	1.7
134,053 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	131,659	0.1
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	513,121	0.3
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	325,741	0.2
1,250,000 (1)(2)	GS REFT Issuer Ltd. 2026-FL1 A, 5.170%, (TSFR1M + 1.500%), 04/19/2043	1,252,340	0.7
1,000,000 (1)(2)	GSAT Trust 2025-BMF A, 5.173%, (TSFR1M + 1.500%), 07/15/2040	1,000,475	0.6
1,000,000 (1)(2)	GSJP Trust 2025-BEDS A, 5.173%, (TSFR1M + 1.500%), 12/15/2042	995,241	0.6
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.013%, (TSFR1M + 2.341%), 09/15/2041	601,075	0.4
881,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 5.923%, (TSFR1M + 2.250%), 03/15/2042	881,098	0.5
1,114,012 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 A, 5.215%, (TSFR1M + 1.542%), 12/15/2039	1,113,410	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000 (1)(2)	KSL Commercial Mortgage Trust 2025-MH A, 5.266%, (TSFR1M + 1.594%), 12/15/2042	$749,173	0.4
173,608 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 7.861%, (TSFR1M + 4.188%), 03/15/2036	168,628	0.1
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 5.820%, (TSFR1M + 2.141%), 08/17/2042	1,000,264	0.6
1,000,000 (2)	LQR Trust 2025-CALI A, 5.273%, (TSFR1M + 1.600%), 01/15/2043	994,991	0.6
1,250,000 (1)(2)	MAD Commercial Mortgage Trust 2025-11MD A, 4.437%, 10/15/2042	1,245,575	0.7
750,000 (1)(2)	MF1 LLC 2026-FL21 A, 5.030%, (TSFR1M + 1.350%), 02/18/2041	749,206	0.4
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 B, 4.039%, 05/15/2049	952,010	0.6
700,000 (1)(2)	NYC Commercial Mortgage Trust 2025-28L B, 5.007%, 11/05/2038	699,925	0.4
1,000,000 (1)(2)	ORL Trust 2024-GLKS A, 5.165%, (TSFR1M + 1.493%), 12/15/2039	1,001,249	0.6
219,602 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	215,220	0.1
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,894,158	1.7
1,000,000 (1)(2)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	992,769	0.6
1,000,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.173%, 03/10/2033	994,318	0.6
2,000,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.316%, 11/08/2049	1,957,620	1.2
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	926,902	0.6
1,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.115%, (TSFR1M + 1.443%), 02/15/2042	989,047	0.6

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE B, 5.514%, (TSFR1M + 1.842%), 11/15/2041	$1,001,805	0.6
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.012%, 12/15/2059	800,976	0.5
9,068,336 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.849%, 10/15/2050	71,127	0.0
5,988,440 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.491%, 08/15/2054	342,527	0.2
1,000,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-DWHP A, 6.014%, (TSFR1M + 2.341%), 04/15/2038	1,005,408	0.6
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.126%, 03/15/2038	851,896	0.5
	Total Commercial Mortgage-Backed Securities
	(Cost $58,080,585)	61,199,216	36.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 35.7%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.610%, 01/25/2045	339,831	0.2
251,042 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.757%, 03/25/2046	238,082	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	854,872	0.5
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	435,966	0.3
541,152 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.480%, 11/25/2051	464,536	0.3
569,183 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.395%, 12/25/2051	478,011	0.3
694,720 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.381%, 10/25/2051	588,332	0.3
298,269 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.055%, 11/25/2035	154,254	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
740,544 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	$735,442	0.4
325,951 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	268,324	0.2
405,685 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.860%, 09/25/2051	335,365	0.2
978,000 (1)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.365%, 06/25/2054	996,374	0.6
783,968 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	683,645	0.4
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.426%, (SOFR30A + 3.764%), 02/25/2040	893,362	0.5
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 6.812%, (SOFR30A + 3.150%), 12/25/2041	1,064,084	0.6
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	480,143	0.3
881,829 (1)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	862,091	0.5
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 6.776%, (SOFR30A + 3.114%), 01/25/2040	610,151	0.4
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 6.962%, (SOFR30A + 3.300%), 11/25/2041	305,498	0.2
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.212%, (SOFR30A + 5.550%), 01/25/2043	1,873,444	1.1
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 8.412%, (SOFR30A + 4.750%), 06/25/2043	529,992	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1M2, 5.312%, (SOFR30A + 1.650%), 05/25/2044	999,978	0.6

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.612%, (SOFR30A + 1.950%), 02/25/2045	$501,076	0.3
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 5.912%, (SOFR30A + 2.250%), 03/25/2045	1,011,249	0.6
361,585 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.124%, 07/25/2048	333,032	0.2
1,299,983 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.177%, 03/25/2050	1,195,784	0.7
647,918 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.177%, 03/25/2050	591,675	0.4
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 7.412%, (SOFR30A + 3.750%), 12/25/2041	1,530,236	0.9
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 8.412%, (SOFR30A + 4.750%), 02/25/2042	2,914,428	1.7
471,704 (1)(2)	GCAT Trust 2022-INV3 B1, 4.597%, 08/25/2052	442,941	0.3
575,840 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.602%, 05/25/2050	508,774	0.3
896,467 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.965%, 03/25/2050	836,364	0.5
768,072 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.965%, 03/25/2050	713,047	0.4
1,177,935 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ5 B3, 2.979%, 10/25/2052	987,968	0.6
610,382 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	615,036	0.4
1,389,260 (1)(2)	GS Mortgage-Backed Securities Trust 2024-INV1 B3, 6.520%, 02/25/2055	1,425,185	0.8
1,100,000 (1)(2)	GS Mortgage-Backed Securities Trust 2025-PJ6 A14, 5.500%, 11/25/2055	1,088,437	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
674,122 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.321%, 12/25/2051	$575,884	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	358,317	0.2
588,914 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.213%, (TSFR1M + 0.534%), 02/25/2046	457,397	0.3
181,305 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.600%, 06/25/2049	173,693	0.1
405,630 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.146%, 05/25/2052	334,923	0.2
464,436 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.083%, 07/25/2052	378,874	0.2
1,097,518 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.283%, 11/25/2052	914,115	0.5
749,111 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.559%, 07/25/2053	714,473	0.4
257,459 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.685%, 01/25/2044	218,998	0.1
792,612 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.446%, 01/25/2047	710,005	0.4
329,992 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	305,298	0.2
343,508 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.778%, 12/25/2048	311,783	0.2
505,358 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.698%, 09/25/2048	464,184	0.3
523,713 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.711%, 10/25/2048	480,977	0.3
736,963 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.218%, 02/25/2050	655,662	0.4
735,801 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.385%, 03/25/2050	657,561	0.4
791,744 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 5.095%, 10/25/2049	782,580	0.5
896,065 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.339%, 05/25/2050	831,185	0.5
385,491 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.672%, 12/25/2049	372,715	0.2

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
385,491 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.672%, 12/25/2049	$371,794	0.2
626,212 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.360%, 03/25/2050	583,989	0.3
647,266 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.568%, 12/25/2050	571,589	0.3
380,283 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.487%, 03/25/2051	336,007	0.2
300,657 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	248,815	0.1
962,487 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.156%, 05/25/2054	952,152	0.6
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A5A, 5.500%, 04/25/2055	986,700	0.6
413,047 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	411,308	0.2
1,100,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	1,114,399	0.7
178,359 (1)(2)	JP Morgan Trust 2015-1 B3, 5.013%, 12/25/2044	175,322	0.1
528,022 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.312%, 10/25/2048	502,545	0.3
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	854,352	0.5
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.680%, 09/25/2057	502,035	0.3
332,907 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	325,474	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.012%, (SOFR30A + 3.350%), 04/25/2034	1,155,957	0.7
357,814 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	293,680	0.2
1,034,382 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.967%, 10/25/2051	860,175	0.5
907,006 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	880,983	0.5
514,590 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.470%, 02/25/2050	465,317	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
410,360 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.547%, 02/25/2047	$387,484	0.2
418,648 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.796%, 08/25/2049	413,394	0.2
760,183 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.499%, 09/25/2049	728,683	0.4
447,650 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.499%, 09/25/2049	433,198	0.3
636,220 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.626%, 03/25/2050	567,942	0.3
516,974 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.303%, 04/25/2050	451,264	0.3
674,098 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.862%, 11/25/2051	565,679	0.3
600,241 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.101%, 01/25/2053	569,159	0.3
485,581 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 5.983%, 03/25/2054	488,980	0.3
990,398 (1)(2)	Sequoia Mortgage Trust 2025-6 B3, 6.204%, 07/25/2055	975,144	0.6
303,617 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.615%, 10/25/2047	281,858	0.2
168,738 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	158,363	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	818,282	0.5
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	575,866	0.3
1,055,938 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	223,652	0.1
328,636 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.831%, 11/25/2057	327,815	0.2
538,236 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.147%, 08/25/2051	460,919	0.3
409,454 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.213%, 12/25/2051	337,282	0.2
1,338,957 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.224%, 01/25/2052	1,124,852	0.7

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
544,988 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.362%, 12/25/2049	$480,242	0.3
	Total Collateralized Mortgage Obligations
	(Cost $56,900,795)	60,548,284	35.7

ASSET-BACKED SECURITIES: 22.3%
	Other Asset-Backed Securities: 19.7%
300,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 5.768%, (TSFR3M + 2.100%), 01/20/2038	300,524	0.2
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A CR, 5.343%, (TSFR3M + 1.750%), 04/15/2039	996,810	0.6
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 5.979%, (TSFR3M + 2.312%), 10/20/2030	730,910	0.4
600,000 (1)(2)	Apidos CLO XXXVI 2021-36A CR, 5.522%, (TSFR3M + 1.800%), 01/20/2039	599,858	0.3
810,810 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	791,607	0.5
900,000 (1)(2)	Bain Capital Credit CLO Ltd. 2022-1A CR, 5.518%, (TSFR3M + 1.850%), 10/18/2038	897,980	0.5
500,000 (1)(2)	Balboa Bay Loan Funding Ltd. 2022-1A CR, 5.968%, (TSFR3M + 2.300%), 04/20/2037	500,340	0.3
550,000 (1)(2)	Birch Grove CLO 3 Ltd. 2021-3A CR, 5.468%, (TSFR3M + 1.800%), 01/19/2038	546,718	0.3
750,000 (1)(2)	BlueMountain CLO XXXIV Ltd. 2022-34A CR, 5.568%, (TSFR3M + 1.900%), 04/20/2035	743,873	0.4
597,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	601,099	0.4
750,000 (1)	Cherry Securitization Trust 2025-1A A, 6.130%, 11/15/2032	757,759	0.4
478,938 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	444,571	0.3
350,000 (1)(2)	Elevation CLO Ltd. 2026-19A C, 5.562%, (TSFR3M + 1.900%), 03/31/2038	349,193	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 5.668%, (TSFR3M + 2.000%), 07/17/2037	$751,654	0.4
1,050,000 (1)(2)	Galaxy 31 Clo Ltd. 2023-31A CR, 5.672%, (TSFR3M + 2.000%), 07/15/2038	1,052,081	0.6
659,355 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	663,568	0.4
401,076 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	281,527	0.2
450,000 (1)(2)	Market Street CLO Ltd. II 2025-2A C, 5.784%, (TSFR3M + 1.900%), 03/20/2038	448,916	0.3
313,836 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	284,667	0.2
185,600 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	175,110	0.1
239,063 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	205,677	0.1
300,000 (1)(2)	Navesink CLO 2 Ltd. 2024-2A CR, 5.722%, (TSFR3M + 2.050%), 01/15/2036	297,450	0.2
500,000 (1)(2)	Navesink Clo 5 Ltd. 2026-5A C, 5.557%, (TSFR3M + 1.850%), 03/31/2039	499,729	0.3
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 5.938%, (TSFR3M + 2.270%), 07/20/2037	1,501,138	0.9
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.168%, (TSFR3M + 2.500%), 04/20/2037	250,428	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 5.779%, (TSFR3M + 2.112%), 07/17/2030	449,660	0.3
441,852 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	444,585	0.3
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.171%, (TSFR3M + 2.500%), 04/16/2037	800,994	0.5
1,000,000 (1)(2)	Parallel Ltd. 2023-1A BR, 5.718%, (TSFR3M + 2.050%), 07/20/2036	991,328	0.6

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 6.080%, (TSFR3M + 2.412%), 10/25/2034	$500,025	0.3
451,893 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	404,396	0.2
1,897,244 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,267,934	0.7
355,836 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	313,552	0.2
1,015,455 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	882,514	0.5
872,557 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	842,489	0.5
696,611 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	682,022	0.4
1,845,050 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,771,779	1.0
315,241 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	303,222	0.2
402,518 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	367,781	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,854,616	1.1
519,225 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	478,025	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.214%, (TSFR3M + 2.542%), 07/15/2031	333,743	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 5.672%, (TSFR3M + 2.000%), 04/15/2032	350,406	0.2
547,590 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	504,277	0.3
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,658,777	1.0
1,650,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	1,678,728	1.0
1,883,757 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,789,268	1.1
		33,343,308	19.7

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 2.6%
174,087 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	$172,567	0.1
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	715,416	0.4
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	583,298	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	611,373	0.4
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,271,841	0.8
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,068,118	0.6
		4,422,613	2.6

	Total Asset-Backed Securities
	(Cost $36,867,431)	37,765,921	22.3

	Total Long-Term Investments
	(Cost $151,848,811)	159,513,421	94.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.4%
	Commercial Paper: 3.8%
1,000,000	AutoZone Disc, 3.980%, 04/07/2026	999,238	0.6
500,000	AutoZone, Inc., 3.960%, 04/01/2026	499,946	0.3
500,000	AutoZone, Inc., 3.970%, 04/06/2026	499,673	0.3
1,000,000	Constellation Energy Generation LLC, 4.420%, 04/01/2026	999,879	0.6
1,500,000	Enterprise Products Operating LLC, 4.010%, 04/01/2026	1,499,835	0.9
2,000,000	General Mills, Inc., 3.910%, 04/01/2026	1,999,786	1.1
	Total Commercial Paper
	(Cost $6,499,079)	6,498,357	3.8

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.6%
2,702,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.570%
	(Cost $2,702,000)	$2,702,000	1.6

	Total Short-Term Investments
	(Cost $9,201,079)	$9,200,357	5.4
	Total Investments in Securities
	(Cost $161,049,890)	$168,713,778	99.5
	Assets in Excess of Other Liabilities	904,793	0.5
	Net Assets	$169,618,571	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2026.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of March 31, 2026.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities	$—	$61,199,216	$—	$61,199,216
Collateralized Mortgage Obligations	—	60,548,284	—	60,548,284
Asset-Backed Securities	—	37,765,921	—	37,765,921
Short-Term Investments	2,702,000	6,498,357	—	9,200,357
Total Investments, at fair value	$2,702,000	$166,011,778	$—	$168,713,778
Other Financial Instruments+
Futures	78,702	—	—	78,702
Total Assets	$2,780,702	$166,011,778	$—	$168,792,480
Liabilities Table
Other Financial Instruments+
Futures	$(478,264)	$—	$—	$(478,264)
Total Liabilities	$(478,264)	$—	$—	$(478,264)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2026, the following futures contracts were outstanding for Voya VACS Series SC Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	189	06/30/26	$39,207,164	$(226,305)
U.S. Treasury 5-Year Note	90	06/30/26	9,736,172	(84,854)
U.S. Treasury 10-Year Note	15	06/18/26	1,665,703	(27,687)
U.S. Treasury Long Bond	27	06/18/26	3,074,625	(84,011)
U.S. Treasury Ultra 10-Year Note	76	06/18/26	8,627,188	(55,407)
			$62,310,852	$(478,264)
Short Contracts:
U.S. Treasury Ultra Long Bond	(24)	06/18/26	(2,797,500)	78,702
			$(2,797,500)	$78,702

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$78,702
Total Asset Derivatives		$78,702

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$478,264
Total Liability Derivatives		$478,264

See Accompanying Notes to Financial Statements

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2026 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$227,345
Total	$227,345

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(750,465)
Total	$(750,465)

At March 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $160,650,328.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,190,717
Gross Unrealized Depreciation	(526,829)
Net Unrealized Appreciation	$7,663,888

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2026, were as follows:

		Per Share
Fund Name	Type	Amount
Voya VACS Series CB Fund(1)	NII	$0.0865

Voya VACS Series EMHCD Fund	NII	$0.6838
	STCG	$0.0066
	LTCG	$0.0913

Voya VACS Series HYB Fund	NII	$0.6290
	STCG	$0.0067
	LTCG	$0.0701

Voya VACS Series SC Fund	NII	$0.7064
	LTCG	$0.1258

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

(1) Commenced operations January 22, 2026.

Pursuant to Internal Revenue Code Section 871(k)(1), the Funds designate the following percentages of net investment income distributions as interest-related dividends:

Voya VACS Series CB Fund	91.08%
Voya VACS Series EMHCD Fund	9.72%
Voya VACS Series HYB Fund	88.17%
Voya VACS Series SC Fund	89.15%

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Series EMHCD Fund	$961,813
Voya VACS Series HYB Fund	$2,017,798
Voya VACS Series SC Fund	$2,082,865

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Trustees (“Board”) of Voya Funds Trust and Voya Separate Portfolios Trust (collectively, the “Trusts”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series EMHCD Fund (the “EMHCD Fund”), Voya VACS Series SC Fund (the “SC Fund”), and Voya VACS Series HYB Fund (the “HYB Fund,” and together with the EMHCD Fund and the SC Fund, the “Funds”), each a series of the Trusts, as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trusts, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trusts’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trusts’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board also considered that the Funds have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. In this regard, as noted above, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account that there is no sub-advisory fee payable by the Manager to the Sub-Adviser under the Sub-Advisory Contracts. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

EMHCD Fund

In considering whether to approve the renewal of the Contracts for the EMHCD Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year period and the third quintile for the year-to-date period; and (2) the Fund outperformed its performance benchmark for all periods presented.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the third quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the third quintile.

SC Fund

In considering whether to approve the renewal of the Contracts for the SC Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund outperformed its performance benchmark for the one-year period and underperformed for the year-to-date period.

In analyzing this performance data, the Board took into account that the Fund commenced operations in March 2023, and therefore had a limited operating history for the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the first quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the first quintile.

HYB Fund

In considering whether to approve the renewal of the Contracts for the HYB Fund, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date period and the second quintile for the one-year period; and (2) the Fund was equal to its performance benchmark for the year-to-date period and outperformed its performance benchmark for the one-year period.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund’s net management fee rate is ranked in the second quintile; (b) the Fund’s contractual management fee rate is ranked in the first quintile; and (c) the Fund’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220645 (0326)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of Voya Separate Portfolios Trust was held September 11, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal:

1.	Election of Trustees

	Proposal	Shares voted for	Shares voted against/withheld	Shares abstained	Broker non-vote	Total Shares Voted
Voya Separate Portfolios Trust
Colleen D. Baldwin	1*	87,324,092.102	53,329.886	351,744.848	0.000	87,729,166.836
John V. Boyer	1*	86,990,908.846	360,235.904	378,022.086	0.000	87,729,166.836
Jody T. Foster	1*	87,324,564.334	53,557.104	351,045.398	0.000	87,729,166.836
Martin J. Gavin	1*	87,261,949.502	93,871.095	373,346.239	0.000	87,729,166.836
Dennis Johnson, CFA	1*	86,964,386.473	390,431.484	374,348.879	0.000	87,729,166.836
Joseph E. Obermeyer	1*	87,248,895.693	108,534.965	371,736.178	0.000	87,729,166.836
Sheryl K. Pressler	1*	87,313,772.732	56,765.586	358,628.518	0.000	87,729,166.836
Christopher P. Sullivan	1*	87,262,148.322	101,090.494	365,928.020	0.000	87,729,166.836
Mark R. Wetzel	1*	87,315,849.486	53,941.857	359,375.493	0.000	87,729,166.836
Christian G. Wilson	1*	87,282,342.245	79,996.429	366,828.162	0.000	87,729,166.836

*        Proposal Passed

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $42,159 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 5, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: June 5, 2026